UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number                811-09519
-------------------------------------------------------------------------------------------
                                 TD WATERHOUSE TRUST
-------------------------------------------------------------------------------------------
                                 (Exact name of registrant as specified in charter)
                                 100 Wall Street, New York, New York 10005
-------------------------------------------------------------------------------------------
                       (Address of principal executive offices)          (Zip code)
   George O. Martinez, President, TD Waterhouse Trust, 100 Summer Street,
                            Suite 1500, Boston, MA 02110
-------------------------------------------------------------------------------------------
                                     (Name and address of agent for service)
Registrant's telephone number, including area code:  212-806-3500
                                                   ----------------------------------------
Date of fiscal year end:  January 31, 2005
                        -----------------------------------
Date of reporting period:  April 30, 2005
                         ----------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    Bond Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                        PRINCIPAL         MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS
U.S. TREASURY BONDS--8.7%
    9.88%, 11/15/15                     $ 80,000     $   117,768
    9.25%, 02/15/16                       20,000          28,514
    7.25%, 05/15/16                       80,000         100,475
    7.50%, 11/15/16                       75,000          96,340
    8.75%, 05/15/17                       25,000          35,186
    8.50%, 02/15/20                       12,000          17,143
    6.25%, 08/15/23                       59,000          70,906
    6.00%, 02/15/26                      164,000         194,051
    6.13%, 11/15/27                      123,000         148,844
    5.50%, 08/15/28                      146,000         164,398
    5.25%, 02/15/29                      114,000         124,496
    6.25%, 05/15/30                      203,000         252,743
    5.38%, 02/15/31                      147,000         166,030
                                                     -----------
                                                       1,516,894
                                                     -----------
U.S. TREASURY NOTES--47.0%
    5.63%, 02/15/06                      130,000         132,361
    4.63%, 05/15/06                      173,000         175,122
    6.88%, 05/15/06                      181,000         187,313
    7.00%, 07/15/06                      137,000         142,624
    2.38%, 08/15/06                       95,000          93,660
    2.38%, 08/31/06                      150,000         147,791
    6.50%, 10/15/06                      306,000         318,730
    2.63%, 11/15/06                      175,000         172,567
    6.25%, 02/15/07                      109,000         113,990
    3.38%, 02/28/07                      100,000          99,555
    4.38%, 05/15/07                      160,000         162,256
    6.63%, 05/15/07                       74,000          78,287
    2.75%, 08/15/07                      310,000         303,776
    3.25%, 08/15/07                      245,000         242,789
    6.13%, 08/15/07                      130,000         136,988
    3.00%, 11/15/07                      285,000         280,257
    3.00%, 02/15/08                      277,000         271,698
    5.50%, 02/15/08                      173,000         181,177
    2.63%, 05/15/08                      300,000         290,414
    5.63%, 05/15/08                      102,000         107,459
    3.13%, 09/15/08                      230,000         225,238
    4.75%, 11/15/08                      145,000         149,576
    2.63%, 03/15/09                      195,000         186,713
    3.13%, 04/15/09                      235,000         229,015
    5.50%, 05/15/09                      233,000         247,690
    4.00%, 06/15/09                      255,000         256,574
    3.50%, 08/15/09                      205,000         202,277
    6.00%, 08/15/09                      159,000         172,409
    6.50%, 02/15/10                      216,000         240,443
    5.75%, 08/15/10                      196,000         212,981
    5.00%, 02/15/11                      167,000         176,001
    5.00%, 08/15/11                      186,000         196,368
    4.88%, 02/15/12                      197,000         206,965
    4.38%, 08/15/12                      235,000         240,398
    4.00%, 11/15/12                      149,000         148,872
    3.88%, 02/15/13                      185,000         182,529
    3.63%, 05/15/13                      200,000         194,523
    4.25%, 08/15/13                       20,000          20,161

                                        PRINCIPAL         MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------

    4.25%, 11/15/13                     $230,000     $   231,662
    4.00%, 02/15/14                      190,000         187,781
    4.75%, 05/15/14                      105,000         109,454
    4.25%, 08/15/14                      220,000         220,928
    4.25%, 11/15/14                      160,000         160,525
    4.00%, 02/15/15                      120,000         118,055
                                                     -----------
                                                       8,155,952
                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (COST $9,619,896)--55.7%                              9,672,846
                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS
FANNIE MAE--14.4%
    7.00%, 07/15/05                       40,000          40,304
    5.50%, 02/15/06                      135,000         136,952
    4.38%, 10/15/06                       60,000          60,499
    5.00%, 01/15/07                       97,000          98,821
    4.25%, 07/15/07                       60,000          60,419
    6.00%, 05/15/08                       60,000          63,336
    5.25%, 01/15/09                       60,000          62,288
    6.63%, 09/15/09                      100,000         109,601
    7.25%, 01/15/10                       90,000         101,450
    6.00%, 05/15/11                      155,000         168,164
    6.25%, 05/15/29                       67,000          78,976
    6.00%, 02/01/33                      347,372         357,033
    6.00%, 03/01/33                      357,666         367,612
    6.00%, 03/01/33                      407,223         418,548
    5.50%, 10/01/33                      363,589         367,299
                                                     -----------
                                                       2,491,302
                                                     -----------
FEDERAL HOME LOAN BANK--1.1%
    5.13%, 03/06/06                      185,000         187,362
                                                     -----------
FREDDIE MAC--9.6%
    5.25%, 01/15/06                      100,000         101,207
    5.50%, 07/15/06                      110,000         112,277
    4.88%, 03/15/07                       40,000          40,725
    5.75%, 03/15/09                      100,000         105,750
    6.88%, 09/15/10                      150,000         168,368
    6.50%, 02/01/31                      157,594         163,825
    6.50%, 04/01/33                      127,897         132,953
    5.00%, 08/01/33                      442,881         439,766
    5.50%, 01/01/34                      187,889         190,095
    5.50%, 02/01/34                      216,767         219,312
                                                     -----------
                                                       1,674,278
                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $4,333,369)--25.1%                              4,352,942
                                                     -----------

CORPORATE BONDS
   Abbott Laboratories
    5.63%, 07/01/06                        5,000           5,093
   Ace Ina Holdings
    8.30%, 08/15/06                        3,000           3,146
   Alabama Power Co., Series G
    5.38%, 10/01/08                        6,000           6,191

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    Bond Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                        PRINCIPAL         MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------

   Albertson's, Inc., MTN,
    Series C
    6.63%, 06/01/28                     $  3,000     $     3,016
   Alcoa, Inc.
    6.50%, 06/01/11                       12,000          13,232
   Allstate Corp.
    7.88%, 05/01/05                        5,000           5,000
    7.20%, 12/01/09                       10,000          11,145
    7.50%, 06/15/13                        2,000           2,375
    6.75%, 05/15/18                        3,000           3,457
   Alltel Corp.
    6.50%, 11/01/13                        5,000           5,524
    7.00%, 03/15/16                       11,000          12,733
   American General Finance
    5.88%, 12/15/05                       30,000          30,426
   American General Finance,
    MTN, Series H
    5.38%, 10/01/12                        3,000           3,070
   Anadarko Petroleum Corp.
    5.38%, 03/01/07                        3,000           3,067
   Archer-Daniels-Midland
    8.88%, 04/15/11                        5,000           6,096
   Asian Development Bank
    2.38%, 03/15/06                        3,000           2,975
    6.75%, 06/11/07                        4,000           4,243
   Asian Development Bank, MTN
    4.88%, 02/05/07                        7,000           7,150
   Associates Corp.
    6.88%, 11/15/08                        5,000           5,425
   AT&T Wireless Services, Inc.
    7.50%, 05/01/07                       10,000          10,615
   Bank of America Corp.
    6.75%, 09/15/05                       10,000          10,114
    4.75%, 10/15/06                       10,000          10,120
    6.63%, 10/15/07                       10,000          10,552
    6.38%, 02/15/08                       10,000          10,538
    7.40%, 01/15/11                       10,000          11,376
    7.25%, 10/15/25                       10,000          12,259
   Bank One Corp.
    6.88%, 08/01/06                        5,000           5,180
    7.60%, 05/01/07                        8,000           8,518
    7.13%, 05/15/07                        8,000           8,453
    7.63%, 10/15/26                        4,000           4,996
    8.00%, 04/29/27                        4,000           5,193
   Bear Stearns Co., Inc.
    2.88%, 07/02/08                        8,000           7,648
   BellSouth Corp.
    6.88%, 10/15/31                       21,000          24,162
   BellSouth Telecommunications
    6.38%, 06/01/28                        5,000           5,397
   Best Foods, MTN, Series F
    6.63%, 04/15/28                        5,000           5,903
   BP Co. North America
    6.50%, 08/01/07                        4,000           4,207
   Bristol-Myers Squibb
    6.80%, 11/15/26                        6,000           7,121
   Chase Manhattan Corp.
    7.88%, 06/15/10                       65,000          74,669

                                        PRINCIPAL         MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------

   ChevronTexaco Corp.
    5.70%, 12/01/08                     $  5,000     $     5,042
    5.50%, 01/15/09                        5,000           5,241
    8.63%, 04/01/32                        5,000           7,646
   Citicorp
    6.38%, 01/15/06                        4,000           4,067
    7.25%, 09/01/08                        4,000           4,350
   Citicorp, MTN, Series C
    7.00%, 07/01/07                        8,000           8,488
   Citigroup, Inc.
    6.75%, 12/01/05                       12,000          12,216
    5.50%, 08/09/06                       12,000          12,228
    6.00%, 02/21/12                       13,000          14,020
    5.00%, 09/15/14                       14,000          14,092
   Coca-Cola Enterprises
    8.50%, 02/01/12                       15,000          18,337
    7.13%, 08/01/17                       15,000          17,664
    6.75%, 01/15/38                        8,000           9,537
   Compaq Computer
    7.65%, 08/01/05                        5,000           5,051
   Con Edison Co. of New York,
     Series B
    7.50%, 09/01/10                        5,000           5,691
   ConocoPhillips
    6.38%, 03/30/09                       25,000          26,928
   Consolidated Natural Gas,
     Series C
    6.25%, 11/01/11                       15,000          16,242
   Countrywide Home Loan, MTN,
    Series H
    6.25%, 04/15/09                       15,000          15,861
   DaimlerChrysler Holdings NA
    6.40%, 05/15/06                        6,000           6,100
    7.20%, 09/01/09                        6,000           6,359
   Deere & Co.
    7.85%, 05/15/10                       15,000          17,260
   E.I. Du Pont de Nemours & Co.
    8.25%, 09/15/06                        5,000           5,274
    5.88%, 05/11/09                       65,000          68,773
   European Investment Bank
    5.63%, 01/24/06                        5,000           5,075
    2.38%, 03/15/06                        7,000           6,927
    4.88%, 09/06/06                       16,000          16,242
    3.38%, 03/16/09                        7,000           6,859
   First Union National Bank
    7.88%, 02/15/10                        4,000           4,585
   FleetBoston Financial Corp.
    6.50%, 03/15/08                       15,000          15,887
   Florida Power & Light
    4.85%, 02/01/13                        5,000           5,073
   Ford Motor Credit Co.
    6.88%, 02/01/06                       64,000          64,737
   General Electric Capital Corp.,
    MTN, Series A
    6.80%, 11/01/05                        9,000           9,147
    5.00%, 02/15/07                       80,000          81,236
    7.38%, 01/19/10                        9,000          10,094

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    Bond Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                        PRINCIPAL         MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------

   Goldman Sachs Group, Inc.
    6.88%, 01/15/11                     $  7,000     $     7,736
    6.60%, 01/15/12                        7,000           7,695
   GTE South, Inc.
    6.13%, 06/15/07                       15,000          15,557
   Honeywell International
    6.63%, 06/15/28                        5,000           5,899
   Household Finance Corp.
    8.00%, 05/09/05                       14,000          14,009
    6.50%, 01/24/06                       12,000          12,244
    5.75%, 01/30/07                       24,000          24,654
    5.88%, 02/01/09                        9,000           9,429
    6.38%, 10/15/11                       11,000          11,978
    7.00%, 05/15/12                        9,000          10,153
    4.75%, 07/15/13                        9,000           8,901
   IBM Corp.
    6.50%, 01/15/28                       11,000          12,587
    7.00%, 10/30/45                       10,000          12,443
   Indiana Michigan Power, Series C
    6.13%, 12/15/06                        3,000           3,089
   Inter-American Development Bank
    5.38%, 01/18/06                        5,000           5,068
    7.38%, 01/15/10                        6,000           6,848
    4.38%, 09/20/12                        5,000           5,038
   Inter-American Development Bank,
    MTN
    3.38%, 03/17/08                        5,000           4,924
   International Bank for
    Reconstruction &
    Development
    5.00%, 03/28/06                       19,000          19,259
   Key Bank NA
    7.00%, 02/01/11                        2,000           2,249
   KFW International Finance
    4.75%, 01/24/07                       11,000          11,178
   Lehman Brothers Holdings
    6.25%, 05/15/06                       11,000          11,259
   Mellon Bank NA
    6.50%, 08/01/05                        5,000           5,034
   Merrill Lynch & Co.
    6.88%, 11/15/18                       65,000          75,156
   Morgan Stanley
    6.10%, 04/15/06                        8,000           8,162
    6.75%, 04/15/11                        8,000           8,836
   National Rural Utilities
    6.13%, 05/15/05                       20,000          20,018
   National Westminster Bank
    7.38%, 10/01/09                        4,000           4,475
   Praxair, Inc.
    6.50%, 03/01/08                        5,000           5,275
    6.38%, 04/01/12                        4,000           4,440
   Southwestern Bell Telephone
    6.63%, 07/15/07                       15,000          15,730
   SunTrust Bank
    5.45%, 12/01/17                        5,000           5,159
   Target Corp.
    5.40%, 10/01/08                       10,000          10,386
    5.88%, 11/01/08                        1,000           1,053

                                        PRINCIPAL         MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------

   Toyota Motor Credit Corp.
    4.35%, 12/15/10                     $  5,000     $     5,012
   Turner Broadcasting System, Inc.
    8.38%, 07/01/13                        8,000           9,692
   Unilever Capital Corp.
    6.88%, 11/01/05                        8,000           8,130
   United Technologies Corp.
    7.50%, 09/15/29                        5,000           6,462
   Vastar Resources, Inc.
    6.50%, 04/01/09                        4,000           4,331
   Verizon Communications, Inc.
    6.94%, 04/15/28                       15,000          16,706
   Verizon New England, Inc.
    6.50%, 09/15/11                       20,000          21,613
   Viacom, Inc.
    7.88%, 07/30/30                       15,000          17,814
   Virginia Electric & Power,
     Series D
    7.63%, 07/01/07                        6,000           6,407
   Wachovia Corp.
    6.63%, 07/15/05                        8,000           8,052
    7.05%, 08/01/05                        8,000           8,070
    4.95%, 11/01/06                       12,000          12,163
    6.40%, 04/01/08                        5,000           5,362
    6.25%, 08/04/08                        4,000           4,238
    6.38%, 01/15/09                        2,000           2,129
   Wal-Mart Stores, Inc.
    4.15%, 06/15/05                        8,000           8,009
    5.88%, 10/15/05                        2,000           2,023
    4.38%, 07/12/07                        1,000           1,006
    7.25%, 06/01/13                        9,000          10,562
   Wells Fargo & Co.
    5.00%, 11/15/14                        5,000           5,056
                                                     -----------
TOTAL CORPORATE BONDS
 (COST $1,417,968)--8.3%                               1,451,472
                                                     -----------

FOREIGN BONDS
CANADA--0.8%
   British Columbia
    4.63%, 10/03/06                        4,000           4,054
    5.38%, 10/29/08                        4,000           4,178
   Canadian Government
    5.25%, 11/05/08                       12,000          12,515
   Hydro-Quebec
    8.00%, 02/01/13                       11,000          13,345
   Manitoba
    2.75%, 01/17/06                        4,000           3,981
    5.50%, 10/01/08                        4,000           4,164
    7.50%, 02/22/10                        4,000           4,513
   New Brunswick
    3.50%, 10/23/07                        4,000           3,945
   Newfoundland
    8.65%, 10/22/22                        4,000           5,700
    7.32%, 10/13/23                        4,000           5,110

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    Bond Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                        PRINCIPAL         MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------

   Nova Scotia
    5.75%, 02/27/12                     $  4,000     $     4,297
   Ontario
    4.20%, 06/30/05                        4,000           4,007
    7.00%, 08/04/05                        4,000           4,039
    2.63%, 12/15/05                        4,000           3,977
    6.00%, 02/21/06                        4,000           4,073
    3.50%, 09/17/07                        4,000           3,959
    3.13%, 05/02/08                        4,000           3,895
    5.50%, 10/01/08                        4,000           4,183
    3.75%, 12/15/09                        4,000           3,917
    5.13%, 07/17/12                        4,000           4,214
   Province of Saskatchewan
    7.13%, 03/15/08                        4,000           4,320
   Quebec
    5.50%, 04/11/06                        4,000           4,075
    7.00%, 01/30/07                        4,000           4,201
    5.75%, 02/15/09                        4,000           4,211
    5.00%, 07/17/09                        4,000           4,110
    6.13%, 01/22/11                        4,000           4,333
    7.50%, 07/15/23                        4,000           5,141
    7.13%, 02/09/24                        4,000           4,960
    7.50%, 09/15/29                        4,000           5,290
                                                     -----------
                                                         142,707
                                                     -----------
FINLAND--0.0%
   Republic of Finland
    5.88%, 02/27/06                        3,000           3,058
                                                     -----------
ITALY--0.3%
   Republic of Italy
    4.38%, 10/25/06                       24,000          24,189
    2.75%, 12/15/06                       12,000          11,820
    6.00%, 02/22/11                        6,000           6,589
    5.63%, 06/15/12                        8,000           8,629
                                                     -----------
                                                          51,227
                                                     -----------
NETHERLANDS--0.1%
   Deutsche Telekom
    International Finance
    8.50%, 06/15/10                       13,000          15,077
                                                     -----------
UNITED KINGDOM--0.2%
   Amvescap, Inc.
    5.90%, 01/15/07                        3,000           3,092
   Vodafone Group
    6.65%, 05/01/08                       10,000          10,636
    7.88%, 02/15/30                       10,000          13,143
                                                     -----------
                                                          26,871
                                                     -----------
TOTAL FOREIGN BONDS
(COST $236,371)--1.4%                                    238,940
                                                     -----------

                                        NUMBER OF         MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------

EXCHANGE TRADED FUNDS
   iShares Goldman Sachs Corp.
    Bond Fund                              6,640     $   736,508
   iShares Lehman Brothers
    Aggregate Bond Fund                    7,200         735,192
                                                     -----------
EXCHANGE TRADED FUNDS
   (COST $1,457,005)--8.5%                             1,471,700
                                                     -----------

TOTAL INVESTMENTS
 (COST $17,064,609)--99.0%                            17,187,900

OTHER ASSETS AND LIABILITIES, NET--1.0%                  181,707
                                                     -----------
NET ASSETS                                           $17,369,607
                                                     ===========




DESCRIPTION OF ABBREVIATIONS:
-----------------------------

MTN  Medium Term Note


At April 30, 2005, the tax basis cost of the Fund's investments was $17,064,609, and the unrealized appreciation and depreciation were $284,282 and $(160,991), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.

-------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                      Dow 30 Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                   NUMBER OF         MARKET
                                     SHARES          VALUE
----------------------------------------------------------------

COMMON STOCK
   3M Co.                              113,071    $  8,646,539
   Alcoa, Inc.                         113,071       3,281,321
   Altria Group, Inc.                  113,071       7,348,484
   American Express Co.                113,071       5,958,842
   American International Group,
   Inc.                                113,071       5,749,660
   Boeing Co.                          113,071       6,729,986
   Caterpillar, Inc.                   113,071       9,955,902
   Citigroup, Inc.                     113,071       5,309,814
   Coca-Cola Co.                       113,071       4,911,804
   E.I. Du Pont de Nemours & Co.       113,071       5,326,775
   ExxonMobil Corp.                    113,071       6,448,439
   General Electric Co.                113,071       4,093,170
   General Motors Corp.                113,071       3,016,734
   Hewlett-Packard Co.                 113,071       2,314,563
   Home Depot, Inc.                    113,071       3,999,321
   Honeywell International, Inc.       113,071       4,043,419
   Intel Corp.                         113,071       2,659,430
   International Business
   Machines Corp.                      113,071       8,636,363
   Johnson & Johnson                   113,071       7,760,063
   JPMorganChase & Co.                 113,071       4,012,890
   McDonald's Corp.                    113,071       3,314,111
   Merck & Co., Inc.                   113,071       3,833,107
   Microsoft Corp.                     113,071       2,860,696
   Pfizer, Inc.                        113,071       3,072,139
   Procter & Gamble Co.                113,071       6,122,795
   SBC Communications, Inc.            113,071       2,691,090
   United Technologies Corp.           113,071      11,501,582
   Verizon Communications, Inc.        113,071       4,047,942
   Wal-Mart Stores, Inc.               113,071       5,330,167
   Walt Disney Co.                     113,071       2,985,075
                                                  ------------
TOTAL COMMON STOCK
 (COST $153,116,666)--98.9%                        155,962,223
                                                  ------------

OTHER INVESTMENT COMPANY
 (COST $1,090,722)--0.7%
   Diamonds Trust, Series 1             10,361       1,055,682
                                                  ------------

U.S. GOVERNMENT OBLIGATION
 (COST $199,305)--0.1%
   U.S. Treasury Bills,
    mature 06/16/05,
    par value $200,000,
    yield at time of
    purchase 2.74% (A)                                 199,335
                                                  ------------

TOTAL INVESTMENTS
 (COST $154,406,693)--99.7%                        157,217,240

OTHER ASSETS AND LIABILITIES, NET--0.3%                499,267
                                                  ------------

NET ASSETS                                        $157,716,507
                                                  ============

(A)  Security pledged as collateral on open futures contracts.




The following futures contracts were open as of April 30, 2005:

                    # of                          Unrealized       Expiration
Description      Contracts        Value          Depreciation         Date
-----------      ----------       -----          ------------         ----
DJIA(SM) Index       45        $4,588,650         $(283,950)       June 2005



At April 30, 2005, the tax basis cost of the Fund's investments was $155,736,693, and the unrealized appreciation and depreciation were $26,369,885 and $(24,889,338), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

COMMON STOCK
AEROSPACE & DEFENSE--1.9%
   Boeing Co.                           10,566    $    628,888
   General Dynamics Corp.                2,499         262,520
   Goodrich Corp.                        1,296          52,229
   Lockheed Martin Corp.                 5,308         323,523
   Northrop Grumman Corp.                4,665         255,829
   Raytheon Co.                          5,659         212,835
   Rockwell Collins, Inc.                2,330         106,900
   United Technologies Corp.             6,374         648,363
                                                  ------------
                                                     2,491,087
                                                  ------------
AGRICULTURE--0.1%
   Monsanto Co.                          3,262         191,218
                                                  ------------
AIR TRANSPORTATION--0.7%
   Delta Air Lines, Inc. (A)             2,420           7,962
   FedEx Corp.                           3,868         328,587
   Honeywell International, Inc.        11,040         394,790
   Southwest Airlines Co.                9,611         143,012
   Textron, Inc.                         1,693         127,567
                                                  ------------
                                                     1,001,918
                                                  ------------
APPAREL/TEXTILES--0.3%
   Cintas Corp.                          2,009          77,528
   Coach, Inc. (A)                       4,590         123,012
   Jones Apparel Group, Inc.             1,647          50,151
   Liz Claiborne, Inc.                   1,316          46,626
   VF Corp.                              1,280          72,435
                                                  ------------
                                                       369,752
                                                  ------------
AUTOMOTIVE--0.7%
   Cooper Tire & Rubber                    868          15,147
   Dana Corp.                            2,093          23,902
   Delphi Corp.                          6,559          21,645
   Ford Motor Co.                       23,161         210,997
   General Motors Corp.                  7,081         188,921
   Genuine Parts Co.                     2,292          98,327
   Goodyear Tire & Rubber Co. (A)        2,080          24,690
   ITT Industries, Inc.                  1,057          95,616
   Navistar International Corp. (A)        769          22,708
   Paccar, Inc.                          2,310         156,849
   Rockwell International Corp.          2,059          95,187
   Visteon Corp.                         1,507           5,274
                                                  ------------
                                                       959,263
                                                  ------------
BANKS--8.3%
   Amsouth Bancorp                       4,002         105,333
   Bank of America Corp.                51,459       2,317,713
   Bank of New York Co., Inc.            9,898         276,550
   BB&T Corp.                            6,922         271,412
   Comerica, Inc.                        2,029         116,181
   Compass Bancshares, Inc.              1,800          77,436
   Fifth Third Bancorp                   6,877         299,149
   First Horizon National Corp.          1,584          65,783
   Golden West Financial Corp.           3,812         237,602


                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   Huntington Bancshares, Inc.           2,550    $     59,950
   JPMorganChase & Co.                  44,942       1,594,992
   Keycorp                               5,129         170,078
   M&T Bank Corp.                        1,262         130,554
   Marshall & Ilsley Corp.               2,707         115,426
   Mellon Financial Corp.                5,569         154,206
   National City Corp.                   7,884         267,741
   North Fork Bancorporation, Inc.       6,047         170,223
   Northern Trust Corp.                  2,349         105,775
   PNC Financial Services Group, Inc.    3,603         191,788
   Regions Financial Corp.               5,676         190,089
   Sovereign Bancorp, Inc.               4,366          89,809
   State Street Corp.                    4,137         191,253
   SunTrust Banks, Inc.                  4,498         327,589
   Synovus Financial Corp.               3,772         105,729
   US Bancorp                           23,500         655,650
   Wachovia Corp.                       20,216       1,034,655
   Washington Mutual, Inc.              11,115         459,272
   Wells Fargo & Co.                    21,303       1,276,902
   Zions Bancorp                           963          67,439
                                                  ------------
                                                    11,126,279
                                                  ------------
BEAUTY PRODUCTS--2.5%
   Alberto-Culver Co., Cl. B             1,145          50,952
   Avon Products, Inc.                   5,955         238,676
   Colgate-Palmolive Co.                 6,586         327,917
   Gillette Co.                         12,684         655,002
   International Flavors &
     Fragrances, Inc.                    1,224          46,390
   Kimberly-Clark Corp.                  6,040         377,198
   Procter & Gamble Co.                 31,764       1,720,021
                                                  ------------
                                                     3,416,156
                                                  ------------
BROADCASTING, NEWSPAPERS & ADVERTISING --1.1%
   Clear Channel Communications, Inc.    6,643         212,177
   Comcast Corp., Cl. A (A)             28,390         911,603
   Interpublic Group Cos., Inc. (A)      4,745          61,021
   Omnicom Group                         2,482         205,758
   Univision Communications,
     Inc., Cl. A (A)                     4,063         106,816
                                                  ------------
                                                     1,497,375
                                                  ------------
BUILDING & CONSTRUCTION--0.5%
   American Standard Cos.                2,361         105,560
   Centex Corp.                          1,456          84,040
   Fluor Corp.                           1,135          58,521
   KB Home                                 956          54,492
   Masco Corp.                           5,699         179,461
   Pulte Homes, Inc.                     1,658         118,464
   Vulcan Materials Co.                  1,316          69,801
                                                  ------------
                                                       670,339
                                                  ------------
CHEMICALS--1.6%
   Air Products & Chemicals,
   Inc.                                  2,820         165,619
   Ashland, Inc.                           867          58,297
   Cooper Industries Ltd., Cl. A         1,068          67,989
   Dow Chemical Co.                     12,391         569,119

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   E.I. Du Pont de Nemours & Co.        12,291    $    579,029
   Eastman Chemical Co.                    987          53,298
   Engelhard Corp.                       1,312          40,186
   Great Lakes Chemical Corp.              620          19,245
   Hercules, Inc. (A)                    1,283          16,974
   PPG Industries, Inc.                  2,295         155,027
   Praxair, Inc.                         4,259         199,449
   Rohm & Haas Co.                       2,543         111,027
   Sigma-Aldrich Corp.                     856          50,016
                                                  ------------
                                                     2,085,275
                                                  ------------
COMPUTERS & SERVICES--5.9%
   3M Co.                                9,854         753,535
   Affiliated Computer Services,
     Inc., Cl. A (A)                     1,653          78,798
   Apple Computer, Inc. (A)             10,188         367,379
   Autodesk, Inc.                        3,158         100,519
   Cisco Systems, Inc. (A)              81,671       1,411,275
   Computer Sciences Corp. (A)           2,566         111,570
   Dell, Inc. (A)                       31,547       1,098,782
   eBay, Inc. (A)                       15,597         494,893
   Electronic Data Systems Corp.         6,883         133,186
   EMC Corp. (A)                        31,268         410,236
   Gateway, Inc. (A)                     4,088          13,940
   Hewlett-Packard Co.                  36,777         752,825
   International Business
   Machines Corp.                       20,552       1,569,762
   International Game Technology         4,240         114,013
   Lexmark International, Inc. (A)       1,742         120,982
   Monster Worldwide, Inc. (A)           1,446          33,272
   NCR Corp. (A)                         2,422          79,926
   Sun Microsystems, Inc. (A)           43,682         158,566
   Sungard Data Systems, Inc. (A)        3,389         113,193
   Symbol Technologies, Inc.             2,918          39,014
   Unisys Corp. (A)                      4,083          26,499
                                                  ------------
                                                     7,982,165
                                                  ------------
CONTAINERS & PACKAGING--0.2%
   Ball Corp.                            1,370          54,115
   Bemis Co.                             1,154          31,804
   Newell Rubbermaid, Inc.               3,247          70,557
   Pactiv Corp. (A)                      1,869          40,072
   Sealed Air Corp. (A)                  1,047          50,717
                                                  ------------
                                                       247,265
                                                  ------------
DATA PROCESSING--0.6%
   Automatic Data Processing             7,501         325,843
   First Data Corp.                      9,826         373,683
   Fiserv, Inc. (A)                      2,392         101,182
   IMS Health, Inc.                      2,853          68,415
                                                  ------------
                                                       869,123
                                                  ------------
DIVERSIFIED MANUFACTURING--0.9%
   Danaher Corp.                         3,317         167,940
   Illinois Tool Works, Inc.             3,616         303,093
   Tyco International Ltd.              25,073         785,035
                                                  ------------
                                                     1,256,068
                                                  ------------

                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

ELECTRICAL SERVICES--7.1%
   AES Corp. (A)                         8,060    $    129,605
   Allegheny Energy, Inc. (A)            1,480          36,171
   Ameren Corp.                          2,355         121,754
   American Electric Power Co., Inc.     4,611         162,399
   Calpine Corp. (A)                     7,028          12,580
   Centerpoint Energy, Inc.              3,483          41,239
   Cinergy Corp.                         2,360          93,456
   Citizens Communications Co.           4,043          51,548
   CMS Energy Corp. (A)                  1,900          24,548
   Consolidated Edison, Inc.             2,998         129,753
   Constellation Energy Group, Inc.      2,172         114,160
   Dominion Resources, Inc.              4,392         331,157
   DTE Energy Co.                        2,165          99,482
   Duke Energy Corp.                    12,218         356,643
   Edison International                  3,791         137,613
   Emerson Electric Co.                  5,336         334,407
   Entergy Corp.                         2,767         202,821
   Exelon Corp.                          8,394         415,503
   FirstEnergy Corp.                     4,375         190,400
   FPL Group, Inc.                       5,052         206,223
   General Electric Co.                133,871       4,846,130
   NiSource, Inc.                        3,213          74,670
   PG&E Corp.                            4,797         166,552
   Pinnacle West Capital Corp.           1,129          47,305
   PPL Corp.                             2,303         124,961
   Progress Energy, Inc.                 3,009         126,348
   Public Service Enterprise
     Group, Inc.                         3,128         181,737
   Southern Co.                          9,872         325,282
   Teco Energy, Inc.                     3,419          56,790
   TXU Corp.                             3,121         267,751
   XCEL Energy, Inc.                     5,789          99,455
                                                  ------------
                                                     9,508,443
                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.5%
   Adobe Systems, Inc.                   2,957         175,853
   American Power Conversion             2,472          59,971
   Eaton Corp.                           2,024         118,707
   Jabil Circuit, Inc. (A)               2,220          61,272
   L-3 Communications Holdings, Inc.     1,569         111,352
   Molex, Inc.                           2,244          57,020
   Sanmina Corp. (A)                     6,570          26,346
   Solectron Corp. (A)                  10,554          34,828
   Tektronix, Inc.                       1,057          22,895
                                                  ------------
                                                       668,244
                                                  ------------
ENTERTAINMENT--1.9%
   Carnival Corp.                        6,980         341,182
   News Corp., Cl. A                    36,489         557,552
   Time Warner, Inc. (A)                58,954         991,017
   Walt Disney Co.                      26,253         693,079
                                                  ------------
                                                     2,582,830
                                                  ------------
ENVIRONMENTAL SERVICES--0.3%
   Allied Waste Industries, Inc. (A)     4,122          32,935
   Ecolab, Inc.                          3,175         103,854

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   Waste Management, Inc.                7,510  $      213,960
                                                  ------------
                                                       350,749
                                                  ------------
FINANCIAL SERVICES--7.1%
   American Express Co.                 14,958         788,287
   Bear Stearns Cos., Inc.               1,471         139,245
   Capital One Financial Corp.           3,112         220,610
   Charles Schwab Corp.                 15,153         156,834
   CIT Group, Inc.                       2,848         114,717
   Citigroup, Inc.                      66,514       3,123,497
   Countrywide Financial Corp.           7,628         276,057
   E*Trade Financial Corp. (A)           4,551          50,562
   Equifax, Inc.                         1,850          62,252
   Fannie Mae                           11,991         646,914
   Federated Investors, Inc., Cl. B      1,251          35,591
   Franklin Resources, Inc.              2,605         178,911
   Freddie Mac                           8,626         530,671
   Goldman Sachs Group, Inc.             5,659         604,325
   Janus Capital Group, Inc.             3,118          40,503
   Lehman Brothers Holdings, Inc.        3,462         317,535
   MBNA Corp.                           16,505         325,974
   Merrill Lynch & Co., Inc.            11,761         634,271
   Moody's Corp.                         1,588         130,438
   Morgan Stanley                       14,197         747,046
   Providian Financial Corp. (A)         4,009          66,830
   SLM Corp.                             5,359         255,303
   T. Rowe Price Group, Inc.             1,663          91,748
                                                  ------------
                                                     9,538,121
                                                  ------------
FOOD, BEVERAGE & TOBACCO--5.4%
   Altria Group, Inc.                   25,785       1,675,767
   Anheuser-Busch Cos., Inc.            10,162         476,293
   Archer-Daniels-Midland Co.            8,181         147,176
   Brown-Forman Corp., Cl. B             1,209          67,099
   Campbell Soup Co.                     4,331         128,804
   Coca-Cola Co.                        29,105       1,264,321
   Coca-Cola Enterprises, Inc.           4,709          95,593
   Conagra Foods, Inc.                   6,727         179,947
   Fortune Brands, Inc.                  1,845         156,050
   General Mills, Inc.                   4,635         228,969
   Hershey Foods Corp.                   2,552         163,073
   HJ Heinz Co.                          4,261         157,018
   Kellogg Co.                           4,637         208,433
   McCormick & Co., Inc.                 1,605          55,517
   Molson Coors Brewing Co., Cl B          997          61,565
   Pepsi Bottling Group, Inc.            2,583          74,055
   PepsiCo, Inc.                        21,465       1,194,313
   Reynolds American, Inc.               1,499         116,877
   Sara Lee Corp.                        9,958         213,002
   Supervalu, Inc.                       1,740          54,914
   Sysco Corp.                           7,912         273,755
   UST, Inc.                             2,072          94,898
   Wm Wrigley, Jr. Co.                   2,579         178,286
                                                  ------------
                                                     7,265,725
                                                  ------------
FOOTWEAR--0.2%
   Nike, Inc., Cl. B                     3,000         230,430

                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   Reebok International Ltd.               889    $     36,102
                                                  ------------
                                                       266,532
                                                  ------------
GAS/NATURAL GAS--0.4%
   Dynegy, Inc., Cl. A (A)               4,451          14,911
   El Paso Energy Corp.                  7,447          74,396
   KeySpan Corp.                         1,846          70,019
   Kinder Morgan, Inc.                   1,522         116,372
   Nicor, Inc.                             538          19,890
   Peoples Energy Corp.                    459          18,176
   Sempra Energy                         2,959         119,484
   Williams Cos., Inc.                   6,772         115,259
                                                  ------------
                                                       548,507
                                                  ------------
HOTEL & MOTEL--0.4%
   Harrah's Entertainment, Inc.          1,559         102,301
   Hilton Hotels Corp.                   4,790         104,566
   Marriott International, Inc.,
     Cl. A                               2,383         149,533
   Starwood Hotels & Resorts
     Worldwide, Inc.                     2,538         137,915
                                                  ------------
                                                       494,315
                                                  ------------
HOUSEHOLD PRODUCTS--0.2%
   Clorox Co.                            1,974         124,954
   Leggett & Platt, Inc.                 2,150          57,964
   Maytag Corp.                          1,010           9,787
   Sherwin-Williams Co.                  1,650          73,541
   Whirlpool Corp.                         899          55,792
                                                  ------------
                                                       322,038
                                                  ------------
INSURANCE--5.5%
   ACE Ltd.                              3,793         162,947
   Aetna, Inc.                           3,491         256,135
   Aflac, Inc.                           6,511         264,672
   Allstate Corp.                        8,515         478,202
   AMBAC Financial Group, Inc.           1,371          91,651
   American International Group, Inc.   32,576       1,656,490
   AON Corp.                             3,717          77,499
   Chubb Corp.                           2,414         197,417
   Cigna Corp.                           1,716         157,838
   Cincinnati Financial Corp.            2,083          83,820
   Hartford Financial Services
     Group, Inc.                         3,811         275,802
   Jefferson-Pilot Corp.                 1,620          81,340
   Lincoln National Corp.                2,175          97,810
   Loews Corp.                           2,067         146,509
   Marsh & McLennan Cos., Inc.           6,784         190,156
   MBIA, Inc.                            1,822          95,436
   Metlife, Inc.                         9,640         374,996
   MGIC Investment Corp.                 1,151          67,909
   Principal Financial Group             3,721         145,417
   Progressive Corp.                     2,587         236,115
   Prudential Financial, Inc.            6,605         377,476
   Safeco Corp.                          1,550          81,638
   St. Paul Cos.                         8,697         311,353
   Torchmark Corp.                       1,323          70,688
   UnitedHealth Group, Inc.              8,206         775,549
   UnumProvident Group, Inc.             3,715          62,115

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   WellPoint, Inc. (A)                   3,880    $    495,670
   XL Capital Ltd., Cl. A                1,686         118,526
                                                  ------------
                                                     7,431,176
                                                  ------------
LEISURE PRODUCTS--0.1%
   Brunswick Corp.                       1,113          46,746
   Hasbro, Inc.                          2,072          39,202
   Mattel, Inc.                          4,960          89,528
                                                  ------------
                                                       175,476
                                                  ------------
MACHINERY--0.1%
   National-Oilwell, Inc. (A)            2,000          79,480
                                                  ------------
MACHINERY & MANUFACTURING OPERATIONS--0.9%
   Black & Decker Corp.                    970          81,121
   Caterpillar, Inc.                     4,406         387,948
   Cummins, Inc.                           588          39,984
   Deere & Co.                           3,199         200,065
   Dover Corp.                           2,479          90,136
   Ingersoll-Rand Co., Cl. A             2,272         174,649
   Pall Corp.                            1,749          46,926
   Parker Hannifin Corp.                 1,480          88,711
   Snap-On, Inc.                           850          28,195
   Stanley Works                           930          40,018
   WW Grainger, Inc.                     1,070          59,160
                                                  ------------
                                                     1,236,913
                                                  ------------
MEASURING DEVICES--0.3%
   Agilent Technologies, Inc. (A)        6,051         125,558
   Applied Biosystems Group-
     Applera Corp.                       2,633          55,820
   Fisher Scientific
   International (A)                     1,472          87,407
   PerkinElmer, Inc.                     1,624          30,044
   Thermo Electron Corp. (A)             1,991          49,735
   Waters Corp. (A)                      1,536          60,872
                                                  ------------
                                                       409,436
                                                  ------------
MEDICAL PRODUCTS & SERVICES--5.6%
   Amgen, Inc. (A)                      15,995         931,069
   Bausch & Lomb, Inc.                     649          48,675
   Baxter International, Inc.            7,950         294,945
   Becton Dickinson & Co.                3,111         182,056
   Biomet, Inc.                          3,114         120,480
   Boston Scientific Corp. (A)          10,029         296,658
   Caremark Rx, Inc. (A)                 5,815         232,891
   CR Bard, Inc.                         1,278          90,955
   Express Scripts, Inc. (A)               870          77,987
   Guidant Corp.                         4,038         299,135
   HCA, Inc.                             5,099         284,728
   Health Management Associates,
     Inc., Cl. A                         2,619          64,768
   Hospira, Inc. (A)                     2,118          71,059
   Humana, Inc. (A)                      1,666          57,727
   Johnson & Johnson                    37,666       2,585,017
   Laboratory Corp. of America
     Holdings (A)                        1,700          84,150
   Manor Care, Inc.                      1,128          37,619
   Medco Health Solutions, Inc. (A)      3,671         187,111

                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   Medtronic, Inc.                      15,482    $    815,901
   St. Jude Medical, Inc. (A)            4,629         180,670
   Stryker Corp.                         5,025         243,964
   Tenet Healthcare Corp. (A)            5,505          65,895
   Zimmer Holdings, Inc. (A)             3,047         248,087
                                                  ------------
                                                     7,501,547
                                                  ------------
METAL & METAL INDUSTRIES--0.7%
   Alcoa, Inc.                          10,985         318,785
   Allegheny Technologies, Inc.          1,073          24,035
   Freeport-McMoran Copper &
     Gold, Inc., Cl. B                   2,159          74,831
   Newmont Mining Corp.                  5,743         218,062
   Nucor Corp.                           2,072         105,879
   Phelps Dodge Corp.                    1,296         111,261
   United States Steel Corp.             1,343          57,427
                                                  ------------
                                                       910,280
                                                  ------------
MISC. BUSINESS SERVICES--0.4%
   Cendant Corp.                        13,755         273,862
   Convergys Corp. (A)                   2,142          27,760
   H&R Block, Inc.                       2,031         101,164
   Paychex, Inc.                         4,134         126,501
   Robert Half International, Inc.       2,101          52,147
                                                  ------------
                                                       581,434
                                                  ------------
MOTORCYCLES--0.1%
   Harley-Davidson, Inc.                 3,704         174,162
                                                  ------------
OFFICE SUPPLIES & EQUIPMENT--0.3%
   Avery Dennison Corp.                  1,307          68,421
   Pitney Bowes, Inc.                    3,135         140,197
   Xerox Corp. (A)                      12,082         160,087
                                                  ------------
                                                       368,705
                                                  ------------
PAPER & PAPER PRODUCTS--0.6%
   Georgia-Pacific Corp.                 3,497         119,842
   International Paper Co.               6,314         216,507
   Louisiana-Pacific Corp.               1,250          30,750
   MeadWestvaco Corp.                    2,956          87,054
   Temple-Inland, Inc.                   1,790          60,413
   Weyerhaeuser Co.                      3,283         225,247
                                                  ------------
                                                       739,813
                                                  ------------
PETROLEUM & FUEL PRODUCTS--8.2%
   Amerada Hess Corp.                    1,079         101,048
   Anadarko Petroleum Corp.              2,926         213,715
   Apache Corp.                          4,323         243,342
   Baker Hughes, Inc.                    4,298         189,628
   BJ Services Co.                       2,094         102,083
   Burlington Resources, Inc.            5,130         249,369
   ChevronTexaco Corp.                  26,900       1,398,800
   ConocoPhillips                        8,868         929,810
   Devon Energy Corp.                    5,910         266,955
   EOG Resources, Inc.                   3,002         142,745
   ExxonMobil Corp.                     80,813       4,608,765
   Halliburton Co.                       6,510         270,751
   Kerr-McGee Corp.                      2,066         160,322

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   Marathon Oil Corp.                    4,585  $      213,523
   Nabors Industries Ltd. (A)            1,820          98,043
   Noble Corp.                           1,580          80,422
   Occidental Petroleum Corp.            5,015         346,035
   Rowan Cos., Inc. (A)                  1,335          35,418
   Schlumberger Ltd.                     7,503         513,280
   Sunoco, Inc.                            919          91,220
   Transocean, Inc. (A)                  4,232         196,238
   Unocal Corp.                          3,619         197,416
   Valero Energy Corp.                   3,157         216,349
   XTO Energy, Inc.                      4,486         135,343
                                                  ------------
                                                    11,000,620
                                                  ------------
PHARMACEUTICALS--6.5%
   Abbott Laboratories                  19,570         962,061
   Allergan, Inc.                        1,778         125,153
   AmerisourceBergen Corp.               1,296          79,419
   Biogen Idec, Inc. (A)                 4,332         156,992
   Bristol-Myers Squibb Co.             24,250         630,500
   Cardinal Health, Inc.                 5,495         305,357
   Chiron Corp. (A)                      1,919          65,534
   Eli Lilly & Co.                      14,178         828,988
   Forest Laboratories, Inc. (A)         4,178         149,071
   Genzyme Corp. (A)                     3,140         184,035
   Gilead Sciences, Inc. (A)             5,267         195,406
   King Pharmaceuticals, Inc. (A)        3,501          28,008
   McKesson Corp.                        3,645         134,865
   Medimmune, Inc. (A)                   2,851          72,330
   Merck & Co., Inc.                    28,086         952,115
   Mylan Laboratories                    3,405          56,183
   Pfizer, Inc.                         94,498       2,567,511
   Schering-Plough Corp.                19,121         399,055
   Watson Pharmaceuticals, Inc. (A)      1,389          41,670
   Wyeth                                17,211         773,462
                                                  ------------
                                                     8,707,715
                                                  ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.1%
   Eastman Kodak Co.                     3,690          92,250
                                                  ------------
PRINTING & PUBLISHING--0.7%
   Dow Jones & Co., Inc.                 1,063          35,547
   Gannett Co., Inc.                     3,246         249,942
   Knight-Ridder, Inc.                     913          59,071
   McGraw-Hill Cos., Inc.                2,477         215,697
   Meredith Corp.                          662          31,114
   New York Times Co., Cl. A             1,723          57,479
   RR Donnelley & Sons Co.               2,671          87,903
   Tribune Co.                           3,537         136,528
                                                  ------------
                                                       873,281
                                                  ------------
PROFESSIONAL SERVICES--0.1%
   Apollo Group, Inc., Cl. A (A)         1,995         143,880
                                                  ------------
RAILROADS--0.5%
   Burlington Northern Santa Fe Corp.    4,687         226,148
   CSX Corp.                             2,818         113,086
   Norfolk Southern Corp.                5,164         162,150

                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   Union Pacific Corp.                   3,409    $    217,937
                                                  ------------
                                                       719,321
                                                  ------------
REAL ESTATE INVESTMENT TRUSTS--0.6%
   Apartment Investment &
     Management Co., Cl. A               1,219          46,468
   Archstone-Smith Trust                 2,735          98,378
   Equity Office Properties
   Trust                                 5,419         170,536
   Equity Residential Properties
   Trust                                 3,390         116,447
   Plum Creek Timber Co., Inc.           2,264          78,199
   Prologis                              2,321          91,888
   Simon Property Group, Inc.            2,592         171,253
                                                  ------------
                                                       773,169
                                                  ------------
RETAIL--6.5%
   Albertson's, Inc.                     4,615          91,331
   Autonation, Inc. (A)                  3,251          59,396
   Autozone, Inc. (A)                      950          78,850
   Bed Bath & Beyond, Inc. (A)           3,665         136,375
   Best Buy Co., Inc.                    3,619         182,180
   Big Lots, Inc. (A)                    1,414          14,395
   Circuit City Stores                   2,310          36,498
   CVS Corp.                             5,045         260,221
   Darden Restaurants, Inc.              2,055          61,650
   Dillard's, Inc., Cl. A                  988          22,991
   Dollar General Corp.                  3,989          81,176
   Family Dollar Stores                  2,052          55,363
   Federated Department Stores           2,248         129,260
   Gap, Inc.                             9,782         208,846
   Home Depot, Inc.                     27,472         971,685
   JC Penney Co.                         3,666         173,805
   Kohls Corp. (A)                       4,322         205,727
   Kroger Co. (A)                        9,466         149,279
   Limited Brands                        5,010         108,667
   Lowe's Cos., Inc.                     9,858         513,700
   May Department Stores Co.             3,608         126,569
   McDonald's Corp.                     15,685         459,727
   Nordstrom, Inc.                       1,787          90,833
   Office Depot, Inc. (A)                3,632          71,115
   OfficeMax, Inc.                       1,050          34,104
   RadioShack Corp.                      1,866          46,594
   Safeway, Inc. (A)                     5,537         117,883
   Sears Holdings Corp. (A)              1,129         152,686
   Staples, Inc.                         8,928         170,257
   Starbucks Corp. (A)                   5,172         256,117
   Target Corp.                         11,427         530,327
   Tiffany & Co.                         1,898          57,225
   TJX Cos., Inc.                        6,475         146,659
   Toys "R" Us, Inc. (A)                 2,981          75,568
   Wal-Mart Stores, Inc.                43,002       2,027,114
   Walgreen Co.                         13,068         562,708
   Wendy's International, Inc.           1,350          57,955
   Yum! Brands, Inc.                     3,543         166,379
                                                  ------------
                                                     8,691,215
                                                  ------------
SEMI-CONDUCTORS/INSTRUMENTS--3.2%
   Advanced Micro Devices, Inc. (A)      5,241          74,579
   Altera Corp. (A)                      4,770          98,882

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   Analog Devices, Inc.                  4,780    $    163,046
   Applied Materials, Inc. (A)          22,025         327,512
   Applied Micro Circuits Corp. (A)      2,929           7,820
   Broadcom Corp., Cl. A (A)             4,141         123,857
   Freescale Semiconductor,
     Inc., Cl. B (A)                     4,939          93,150
   Intel Corp.                          78,874       1,855,116
   JDS Uniphase Corp. (A)               16,350          24,198
   Johnson Controls, Inc.                2,535         139,095
   KLA-Tencor Corp. (A)                  2,828         110,349
   Linear Technology Corp.               3,844         137,385
   LSI Logic Corp. (A)                   2,422          12,982
   Maxim Integrated Products             4,134         154,612
   Micron Technology, Inc. (A)           7,513          72,951
   Millipore Corp. (A)                     717          34,574
   National Semiconductor Corp.          4,220          80,518
   Novellus Systems, Inc. (A)            1,734          40,628
   Nvidia Corp. (A)                      2,625          57,592
   PMC-Sierra, Inc. (A)                  1,922          15,491
   QLogic Corp. (A)                      1,178          39,157
   Teradyne, Inc. (A)                    2,367          26,084
   Texas Instruments, Inc.              22,029         549,844
   Xilinx, Inc.                          4,434         119,452
                                                  ------------
                                                     4,358,874
                                                  ------------
SOFTWARE--4.1%
   BMC Software, Inc. (A)                2,720          44,064
   Citrix Systems, Inc. (A)              2,176          48,960
   Computer Associates
     International, Inc.                 6,369         171,326
   Compuware Corp. (A)                   4,626          27,525
   Electronic Arts, Inc. (A)             4,002         213,667
   Intuit, Inc. (A)                      2,254          90,836
   Mercury Interactive Corp. (A)         1,138          47,034
   Microsoft Corp.                     129,015       3,264,080
   Novell, Inc. (A)                      5,420          32,032
   Oracle Corp. (A)                     57,258         661,902
   Parametric Technology Corp. (A)       3,140          16,705
   Siebel Systems, Inc. (A)              5,894          53,046
   Symantec Corp. (A)                    9,210         172,964
   Veritas Software Corp. (A)            5,082         104,638
   Yahoo, Inc. (A)                      16,791         579,457
                                                  ------------
                                                     5,528,236
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS--5.1%
   ADC Telecommunications, Inc. (A)      9,858          22,378
   Alltel Corp. (A)                      3,896         221,916
   Andrew Corp. (A)                      2,006          24,614
   AT&T Corp.                           10,317         197,364
   Avaya, Inc. (A)                       6,356          55,170
   BellSouth Corp.                      23,112         612,237
   CenturyTel, Inc.                      1,647          50,546
   CIENA Corp. (A)                       4,413          10,150
   Comverse Technology, Inc. (A)         2,415          55,038
   Corning, Inc. (A)                    17,232         236,940
   Lucent Technologies, Inc. (A)        56,248         136,683
   Motorola, Inc.                       31,498         483,179
   Network Appliance, Inc. (A)           4,508         120,048

                                      NUMBER OF        MARKET
                                       SHARES          VALUE
----------------------------------------------------------------

   Nextel Communications, Inc.,
     Cl. A (A)                          14,276    $    399,585
   Qualcomm, Inc.                       20,353         710,116
   Qwest Communications
     International (A)                  22,503          76,960
   SBC Communications, Inc.             41,435         986,153
   Scientific-Atlanta, Inc.              1,994          60,977
   Sprint Corp. (FON Group)             18,473         411,209
   Tellabs, Inc. (A)                     4,857          37,690
   Verizon Communications, Inc.         34,767       1,244,659
   Viacom, Inc., Cl. B                  21,610         748,138
                                                  ------------
                                                     6,901,750
                                                  ------------
TESTING LABORATORIES--0.1%
   Quest Diagnostics, Inc.               1,274         134,789
                                                  ------------
TRAVEL SERVICES--0.0%
   Sabre Holdings Corp.                  1,487          29,086
                                                  ------------
TRUCKING & LEASING--0.8%
   Ryder System, Inc.                      775          28,621
   United Parcel Service, Inc.,
     Cl. B                              13,990         997,627
                                                  ------------
                                                     1,026,248
                                                  ------------
WHOLESALE--0.2%
   Costco Wholesale Corp.                6,139         249,121
                                                  ------------
TOTAL COMMON STOCK
 (COST $126,197,385)--100.1%                       134,546,764
                                                  ------------

TOTAL INVESTMENTS--100.1%
 (COST $126,197,385)                               134,546,764

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET--(0.1)%                                           (137,817)
                                                  ------------

NET ASSETS                                        $134,408,947
                                                  ============

(A) Non-income producing security.



At April 30, 2005, the tax basis cost of the Fund's investments was $126,905,996 and the unrealized appreciation and depreciation were $18,821,003 and $(11,180,235), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

COMMON STOCK
AEROSPACE & DEFENSE--0.8%
   Alliant Techsystems, Inc. (A)           725    $     50,155
   Armor Holdings, Inc. (A)                550          19,255
   BE Aerospace, Inc. (A)                1,250          15,175
   Curtiss-Wright Corp.                    300          16,260
   DRS Technologies, Inc. (A)              550          24,338
   EDO Corp.                               510          15,213
   ESCO Technologies, Inc. (A)             220          16,130
   Esterline Technologies Corp. (A)        290           9,373
   GenCorp, Inc.                         1,110          21,101
   Kaman Corp., Cl. A                    1,461          18,818
   Moog, Inc., Cl. A (A)                 1,380          41,138
   MTC Technologies, Inc. (A)              300           9,096
   Orbital Sciences Corp. (A)            1,070           9,972
   Sequa Corp., Cl. A (A)                  200          10,350
   Teledyne Technologies, Inc. (A)         500          15,210
   Titan Corp. (A)                       2,269          40,729
   Trimble Navigation Ltd. (A)             466          16,040
   Triumph Group, Inc. (A)                 250           7,783
   United Defense Industries, Inc.         807          59,702
                                                  ------------
                                                       415,838
                                                  ------------
AGRICULTURE--0.4%
   Bunge Ltd.                            1,602          90,994
   Delta & Pine Land Co.                   800          20,160
   Mosaic Co. (A)                        5,484          70,469
                                                  ------------
                                                       181,623
                                                  ------------
AIR TRANSPORTATION--0.3%
   Airtran Holdings, Inc. (A)              630           5,229
   Alaska Air Group, Inc. (A)              350           9,334
   America West Holdings Corp.,
     Cl. B (A)                             700           2,940
   AMR Corp.-Delaware (A)                2,610          27,327
   Continental Airlines, Inc.,
     Cl. B (A)                             840           9,946
   EGL, Inc. (A)                         1,330          25,948
   ExpressJet Holdings, Inc. (A)           960           8,525
   Frontier Airlines, Inc. (A)             750           7,282
   JetBlue Airways Corp. (A)             1,000          20,050
   Mesa Air Group, Inc. (A)              1,021           5,442
   Northwest Airlines Corp. (A)            800           4,144
   Offshore Logistics, Inc. (A)            280           8,112
   Skywest, Inc.                           830          15,006
                                                  ------------
                                                       149,285
                                                  ------------
APPAREL/TEXTILES--0.6%
   Carter's, Inc. (A)                      500          18,860
   Columbia Sportswear Co. (A)             731          31,433
   Guess?, Inc. (A)                        860          11,197
   Gymboree Corp. (A)                      620           7,087
   Kellwood Co.                            650          16,601
   Mohawk Industries, Inc. (A)             900          70,029
   Oshkosh B'Gosh, Inc.                    300           7,905
   Oxford Industries, Inc.                 270           9,887
   Phillips-Van Heusen                     400          10,352

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Polo Ralph Lauren Corp.               1,400    $     49,140
   Quiksilver, Inc. (A)                  1,200          33,060
   Russell Corp.                           600          10,506
   Skechers U.S.A., Inc., Cl. A (A)        600           7,344
   Warnaco Group, Inc. (A)                 600          13,476
                                                  ------------
                                                       296,877
                                                  ------------
AUTOMOTIVE--1.1%
   Aftermarket Technology Corp. (A)        500           7,730
   American Axle & Manufacturing
     Holdings, Inc.                      1,630          32,535
   Arctic Cat, Inc.                        380           8,998
   ArvinMeritor, Inc.                      930          11,048
   BorgWarner, Inc.                      1,070          48,920
   Clarcor, Inc.                           370          18,726
   Collins & Aikman Corp. (A)            2,800           2,296
   Dollar Thrifty Automotive Group (A)     440          14,894
   Federal Signal Corp.                    800          11,224
   Group 1 Automotive, Inc. (A)            300           7,545
   Harsco Corp.                            530          28,434
   Hayes Lemmerz International, Inc. (A)   870           4,672
   Keystone Automotive Industries,
     Inc. (A)                              250           5,007
   Mcgrath Rentcorp                        400           8,880
   Midas, Inc. (A)                         400           8,648
   Monaco Coach Corp.                      450           6,381
   Monro Muffler, Inc. (A)                 300           7,680
   Oshkosh Truck Corp.                     750          56,363
   Polaris Industries, Inc.                870          50,077
   Sports Resorts International,
     Inc. (A)                            3,847           8,925
   SPX Corp.                             1,169          45,229
   Standard Motor Products, Inc.           550           4,994
   Stoneridge, Inc. (A)                    500           4,990
   Superior Industries
   International                           300           6,099
   Teleflex, Inc.                        1,030          55,074
   Tenneco Automotive, Inc. (A)            550           7,057
   TRW Automotive Holdings Corp. (A)     2,110          37,579
   United Auto Group, Inc.               1,408          39,903
   Winnebago Industries                    420          12,239
                                                  ------------
                                                       562,147
                                                  ------------
BANKS--7.0%
   1st Source Corp.                        510          11,271
   Alabama National Bancorp                200          11,436
   Amcore Financial, Inc.                  490          12,622
   Anchor Bancorp Wisconsin, Inc.          480          12,682
   Arrow Financial Corp.                   257           6,323
   Associated Bancorp                    1,621          50,121
   Astoria Financial Corp.               1,671          44,298
   Bancfirst Corp.                         150          10,573
   Bancorpsouth, Inc.                    1,350          28,579
   Bank Mutual Corp.                     1,927          20,291
   Bank of Granite Corp.                   872          15,234
   Bank of Hawaii Corp.                    766          36,270
   Bank of the Ozarks, Inc.                300           9,291
   BankAtlantic Bancorp, Inc., Cl. A       950          16,207
   Bankunited Financial Corp.              770          18,388

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Banner Corp.                            754    $     18,812
   BOK Financial Corp. (A)                 801          33,522
   Boston Private Financial
     Holdings, Inc.                        540          12,064
   Brookline Bancorp, Inc.                 680          10,200
   Capital City Bank Group, Inc.           290          10,924
   Capitol Federal Financial             1,126          38,228
   Cascade Bancorp                         400           7,752
   Cathay General Bancorp                  682          22,417
   Charter Financial Corp.                 360          11,347
   Chemical Financial Corp.                945          28,312
   Chittenden Corp.                      1,555          39,046
   Citizens Banking Corp.-Michigan         610          16,354
   Citizens First Bancorp, Inc.            703          14,376
   City Bank-Lynnwood WA                   250           7,410
   City Holding Co.                        350          11,256
   City National Corp.                     550          38,775
   Clifton Savings Bancorp, Inc.           600           6,132
   Coastal Financial Corp.                  79           1,154
   CoBiz, Inc.                             787          13,222
   Colonial BancGroup, Inc.              1,945          42,907
   Columbia Banking Systems, Inc.          350           8,214
   Commerce Bancorp, Inc.                2,200          61,578
   Commerce Bancshares, Inc.               976          47,033
   Commercial Capital Bancorp, Inc.      1,180          18,632
   Commercial Federal Corp.                450          11,749
   Community Bank System, Inc.             620          13,721
   Community Trust Bancorp, Inc.           275           8,264
   Corus Bankshares, Inc.                  500          24,415
   Cullen/Frost Bankers, Inc.              850          36,822
   CVB Financial Corp.                     893          15,360
   Downey Financial Corp.                  350          22,655
   East-West Bancorp, Inc.                 700          22,484
   Euronet Worldwide, Inc. (A)             350          10,346
   Fidelity Bankshares, Inc.               495          11,415
   First Bancorp Puerto Rico               700          25,382
   First Bancorp-North Carolina            375           7,597
   First Busey Corp.                       375           7,125
   First Charter Corp.                     600          12,984
   First Citizens BancShares, Inc.,
     Cl. A                                 100          12,852
   First Commonwealth Financial Corp.    1,000          13,160
   First Community Bancorp, Inc.           350          14,472
   First Financial Bancorp               1,070          18,500
   First Financial Bankshares, Inc.        360          14,724
   First Financial Corp.-Indiana           250           6,655
   First Financial Holdings, Inc.          250           6,655
   First Merchants Corp.                   300           7,626
   First Midwest Bancorp, Inc.           1,337          43,666
   First Niagara Financial Group, Inc.   1,346          16,879
   First Oak Brook Bancshares, Inc.        250           7,122
   First of Long Island Corp.              300          11,472
   First Republic Bank                     480          15,019
   FirstFed Financial Corp. (A)            320          16,202
   FirstMerit Corp.                      1,235          30,295
   Flagstar Bancorp, Inc.                1,250          23,800
   Flushing Financial Corp.                450           7,362
   FNB Corp.                             1,441          27,307
   Franklin Bank Corp. (A)                 450           7,564
   Frontier Financial Corp.                400          14,428
   Fulton Financial Corp.                2,029          42,305
   Glacier Bancorp, Inc.                   475          12,716

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Gold Banc Corp., Inc.                   750    $     10,372
   Great Southern Bancorp, Inc.            250           7,235
   Greater Bay Bancorp                     730          18,367
   Hancock Holding Co.                     400          11,928
   Hanmi Financial Corp.                   600           8,790
   Harbor Florida Bancshares, Inc.         600          20,760
   Harleysville National Corp.             367           7,318
   Hibernia Corp., Cl. A                 2,170          67,769
   Hudson City Bancorp, Inc.             2,520          83,588
   Hudson United Bancorp                 1,250          42,825
   IBERIABANK Corp.                        150           8,548
   Independence Community Bank           1,883          67,185
   Independent Bank Corp.                  250           6,860
   Independent Bank Corp.-Michigan         440          12,021
   IndyMac Bancorp, Inc.                   660          25,397
   Integra Bank Corp.                      350           7,140
   Interchange Financial Services          450           7,911
   International Bancshares Corp.          717          25,776
   Investors Financial Services Corp.      965          40,482
   Irwin Financial Corp.                   400           8,028
   ITLA Capital Corp. (A)                  384          17,626
   KNBT Bancorp, Inc.                      700           9,611
   Levitt Corp., Cl. A                     237           5,944
   MAF Bancorp, Inc.                       910          36,746
   Main Street Banks, Inc.                 460          10,897
   MB Financial, Inc.                      990          36,006
   Mercantile Bankshares Corp.           1,120          56,907
   Mid-State Bancshares                    350           8,533
   Midwest Banc Holdings, Inc.             350           6,335
   Nara Bancorp, Inc.                      700           9,408
   NASB Financial, Inc.                    556          21,745
   National Penn Bancshares, Inc.          437           9,798
   NBT Bancorp, Inc.                       500          10,390
   Netbank, Inc.                           750           6,158
   New York Community Bancorp, Inc.      3,523          62,357
   NewAlliance Bancshares, Inc.          1,350          17,685
   Northwest Bancorp, Inc.                 580          11,931
   OceanFirst Financial Corp.              350           7,473
   Ocwen Financial Corp. (A)             1,430          10,410
   Old National Bancorp-Indiana          1,102          21,037
   Old Second Bancorp, Inc.                300           8,883
   Omega Financial Corp.                   200           5,658
   Oriental Financial Group                429           5,985
   Pacific Capital Bancorp               1,000          28,830
   Park National Corp.                     304          30,552
   Partners Trust Financial Group, Inc.  2,888          29,342
   Peapack Gladstone Financial Corp.       550          15,400
   Peoples Bancorp, Inc.-Ohio              250           6,488
   Peoples Bank Bridgeport               1,365          56,688
   PFF Bancorp, Inc.                       495          13,820
   Popular, Inc.                         4,090          94,643
   PrivateBancorp, Inc.                    460          14,375
   Prosperity Bancshares, Inc.             260           6,643
   Provident Bancorp, Inc.                 700           7,413
   Provident Bankshares Corp.              450          13,176
   Provident Financial Services, Inc.    2,218          37,684
   R&G Financial Corp., Cl. B              380           5,400
   Renasant Corp.                          535          15,649
   Republic Bancorp, Inc.                1,188          15,064
   Republic Bancorp, Inc.. Cl. A           420           8,873
   Riggs National Corp.                    350           6,836

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   S&T  Bancorp, Inc.                      500    $     16,900
   Sandy Spring Bancorp, Inc.              330          10,250
   Santander BanCorp                     1,415          31,356
   Seacoast Banking Corp. of Florida       350           6,461
   Signature Bank (A)                      300           7,389
   Silicon Valley Bancshares (A)           650          30,810
   Sky Financial Group, Inc.             1,393          36,357
   South Financial Group, Inc.           1,081          28,528
   Southwest Bancorp of Texas            1,200          19,920
   Sterling Bancorp-New York               300           6,903
   Sterling Bancshares, Inc.               700           9,401
   Sterling Financial Corp.-
     Pennsylvania                          500          12,630
   Sterling Financial Corp.-
     Washington (A)                        440          14,384
   Suffolk Bancorp                         250           6,520
   Sun Bancorp, Inc.-New Jersey (A)        367           7,344
   Susquehanna Bancshares, Inc.            610          12,828
   SY Bancorp, Inc.                        350           7,560
   TCF Financial Corp.                   2,000          50,580
   Texas Regional Bancshares, Inc.,
     Cl. A                                 975          27,173
   Tompkins Trustco, Inc.                  165           6,395
   Trico Bancshares                        400           7,628
   Trustco Bank Corp.                    1,150          12,662
   Trustmark Corp.                         800          22,016
   UCBH Holdings, Inc.                   1,000          15,730
   UMB Financial Corp.                     250          13,533
   Umpqua Holdings Corp.                   620          13,776
   UnionBanCal Corp.                     2,177         134,016
   United Bankshares, Inc.                 700          21,434
   United Community
   Banks-Georgia                           450          10,211
   United Community Financial
     Corp.-Ohio                            600           6,192
   Unizan Financial Corp.                  490          12,456
   USB Holding Co., Inc.                   367           7,413
   Valley National Bancorp               1,355          33,590
   W Holding Co., Inc.                   2,106          17,038
   Washington Federal, Inc.              2,150          47,924
   Washington Trust Bancorp, Inc.          300           7,293
   Webster Financial Corp.                 621          28,224
   WesBanco, Inc.                          340           9,136
   West Coast Bancorp-Oregon               350           7,158
   Westamerica Bancorporation              600          29,964
   Westcorp                                900          40,266
   Whitney Holding Corp.                   375          16,976
   Willow Grove Bancorp, Inc.              892          13,817
   Wilmington Trust Corp.                1,025          36,234
   Wintrust Financial Corp.                250          11,478
   WSFS Financial Corp.                    150           7,670
                                                  ------------
                                                     3,650,576
                                                  ------------
BEAUTY PRODUCTS--0.3%
   Chattem, Inc. (A)                       500          20,570
   Elizabeth Arden, Inc. (A)               350           7,665
   Estee Lauder Cos., Inc., Cl. A        2,499          95,987
   Inter Parfums, Inc.                     300           4,335
   Playtex Products, Inc. (A)            1,520          15,428
                                                  ------------
                                                       143,985
                                                  ------------
BROADCASTING, NEWSPAPERS & ADVERTISING--2.3%
   4Kids Entertainment, Inc. (A)           350           7,056
   Beasley Broadcasting Group, Cl. A (A)   500           7,880

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Cablevision Systems Corp., Cl. A (A)  4,499    $    116,749
   Catalina Marketing Corp.              1,150          26,737
   Charter Communications, Inc.,
     Cl. A (A)                           2,810           3,260
   Citadel Broadcasting Corp. (A)        2,750          34,567
   COX Radio, Inc., Cl. A (A)              650          10,218
   Crown Media Holdings, Inc.,
     Cl. A (A)                           1,870          16,362
   Cumulus Media, Inc., Cl. A (A)          600           7,788
   DIRECTV Group, Inc. (A)              21,132         298,384
   Emmis Communications Corp.,
     Cl. A (A)                             760          11,727
   Entercom Communications Corp. (A)       450          14,503
   Entravision Communications Corp.,
     Cl. A (A)                           1,000           7,870
   Fisher Communications, Inc. (A)         250          12,010
   Gaylord Entertainment Co. (A)           400          16,000
   Getty Images, Inc. (A)                  800          57,240
   Hearst-Argyle Television, Inc.        1,500          37,650
   Insight Communications (A)              450           5,044
   Lamar Advertising Co. (A)             2,250          84,105
   Liberty Corp.                           250           9,065
   Liberty Media International, Inc.,
     Cl A (A)                            2,554         105,914
   Lin TV Corp., Cl. A (A)                 640           9,978
   Mediacom Communications Corp. (A)     2,700          14,931
   Price Communications Corp. (A)        1,050          17,829
   Radio One, Inc., Cl. A (A)            1,750          22,785
   Regent Communications, Inc. (A)       1,250           6,650
   Saga Communications, Inc. (A)           400           5,884
   Salem Communications Corp. (A)          250           4,805
   Sinclair Broadcast Group, Inc.,
     Cl. A                               1,510          11,567
   Spanish Broadcasting System,
     Cl. A (A)                             750           6,263
   Tivo, Inc. (A)                        1,500           8,445
   UnitedGlobalCom, Inc., Cl. A (A)      5,649          50,559
   Valueclick, Inc. (A)                  3,091          32,023
   Westwood One, Inc. (A)                2,080          38,064
   XM Satellite Radio Holdings, Inc.,
     Cl. A (A)                           2,977          82,582
                                                  ------------
                                                     1,202,494
                                                  ------------
BUILDING & CONSTRUCTION--2.3%
   ABM Industries, Inc.                  1,550          28,163
   Beazer Homes USA, Inc.                  570          25,992
   Brookfield Homes Corp.                  800          34,344
   Champion Enterprises, Inc. (A)        1,709          16,133
   DR Horton, Inc.                       4,740         144,570
   Drew Industries, Inc. (A)               200           7,576
   Dycom Industries, Inc. (A)            1,630          37,914
   Eagle Materials, Inc.                   500          37,625
   ElkCorp                                 280           7,700
   Encompass Services Corp. (A) +        1,000              --
   Fleetwood Enterprises, Inc. (A)       1,003           7,663
   Florida Rock Industries, Inc.           450          26,136
   Genlyte Group, Inc. (A)                 200          15,868
   Granite Construction, Inc.              575          12,983
   Griffon Corp. (A)                       700          13,433
   Hovnanian Enterprises, Inc.,
     Cl. A (A)                           1,390          70,570
   Insituform Technologies, Inc. (A)       450           6,709
   JLG Industries, Inc.                  1,788          36,439
   Lafarge North America, Inc.           1,000          55,510

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Lennar Corp.                          2,372    $    122,087
   M/I Homes, Inc.                         270          12,339
   Martin Marietta Materials, Inc.         500          27,495
   MDC Holdings, Inc.                      936          61,196
   Meritage Corp. (A)                      400          25,316
   NCI Building Systems, Inc. (A)          250           8,105
   NVR, Inc. (A)                            93          66,807
   Palm Harbor Homes, Inc. (A)             400           6,816
   Ryland Group, Inc.                      786          48,260
   Simspon Manufacturing Co., Inc.         800          21,600
   Skyline Corp.                           200           7,220
   Standard-Pacific Corp.                  350          25,064
   Technical Olympic USA, Inc.             712          14,988
   Toll Brothers, Inc. (A)               1,060          80,348
   Universal Forest Products, Inc.         290          11,037
   USG Corp. (A)                           550          23,095
   Walter Industries, Inc.                 800          27,440
   WCI Communities, Inc. (A)               500          14,015
   William Lyon Homes, Inc. (A)             90           7,956
                                                  ------------
                                                     1,196,512
                                                  ------------
CHEMICALS--1.6%
   Airgas, Inc.                          1,350          29,592
   Albemarle Corp.                         700          25,627
   American Vanguard Corp.                 400           7,060
   Arch Chemicals, Inc.                    440          11,343
   Cabot Corp.                             650          19,857
   Cabot Microelectronics Corp. (A)        250           7,197
   Celanese Corp., Cl. A                 2,421          35,226
   Church & Dwight, Inc.                   675          24,313
   Crompton Corp.                        2,900          40,745
   Cytec Industries, Inc.                  360          16,603
   Ferro Corp.                             660          11,959
   FMC Corp. (A)                           400          19,600
   Georgia Gulf Corp.                      550          20,300
   HB Fuller Co.                           400          12,128
   Hexcel Corp. (A)                        700          11,480
   Huntsman Corp.                        3,363          70,758
   Kronos Worldwide, Inc.                1,409          47,695
   Lubrizol Corp.                        1,300          50,401
   Lyondell Chemical Co.                 3,534          88,668
   MacDermid, Inc.                       1,182          35,874
   Minerals Technologies, Inc.             655          42,785
   Nalco Holding Co. (A)                 2,063          37,134
   NL Industries                         1,190          19,135
   Olin Corp.                              590          10,467
   OM Group, Inc. (A)                      950          20,843
   PolyOne Corp. (A)                     1,930          14,900
   Scotts Co., Cl. A (A)                   750          54,300
   Spartech Corp.                          740          14,408
   SurModics, Inc. (A)                     350          12,625
   Terra Industries, Inc. (A)            2,060          14,214
   Westlake Chemical Corp.                 921          24,176
                                                  ------------
                                                       851,413
                                                  ------------
COAL MINING--0.6%
   Alliance Resource Partners LP           320          20,813
   Arch Coal, Inc.                       1,400          62,076
   Consol Energy, Inc.                   1,308          56,558
   Foundation Coal Holdings, Inc. (A)    1,084          25,311
   Massey Energy Co.                     1,105          39,901

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Natural Resource Partners LP            200    $     10,622
   Peabody Energy Corp.                  1,788          78,261
   Penn Virginia Resource
   Partners LP                             500          22,550
                                                  ------------
                                                       316,092
                                                  ------------
COMMUNICATIONS EQUIPMENT--1.3%
   Applied Signal Technology, Inc.         250           4,877
   Arris Group, Inc. (A)                 1,450          11,005
   Belden CDT, Inc.                      1,588          29,124
   Broadwing Corp. (A)                     564           2,076
   C-COR.net Corp. (A)                     900           5,949
   Checkpoint Systems, Inc. (A)            660          10,448
   CommScope, Inc. (A)                     700           9,884
   Comtech Telecommunications (A)          573          20,118
   CTS Corp.                               650           6,857
   Digital Theater Systems, Inc. (A)       300           5,070
   Dionex Corp. (A)                        600          25,770
   Ditech Communications Corp. (A)         450           5,089
   Echostar Communications Corp.,
     Cl. A (A)                           3,120          90,324
   Gemstar-TV Guide International,
     Inc. (A)                            6,165          23,735
   Harman International
     Industries, Inc.                      959          75,358
   Harmonic, Inc. (A)                    1,270           6,998
   Harris Corp.                          1,938          54,652
   Inter-Tel, Inc.                         470           8,949
   Interdigital Communications
     Corp. (A)                             960          15,706
   InterVoice-Brite, Inc. (A)              500           5,362
   Mercury Computer Systems, Inc. (A)      300           7,899
   Openwave Systems, Inc. (A)            1,780          23,834
   Plantronics, Inc.                       750          23,618
   Polycom, Inc. (A)                     1,150          17,549
   Powerwave Technologies, Inc. (A)        250           1,805
   Remec, Inc. (A)                       1,050           5,198
   Seachange International, Inc. (A)       450           4,637
   Sirius Satellite Radio, Inc. (A)     22,710         108,100
   Somera Communications, Inc. (A)       1,150           1,656
   Sonus Networks, Inc. (A)              4,761          16,378
   Tekelec (A)                           2,230          30,350
   Utstarcom, Inc. (A)                   1,400          13,314
   Viasat, Inc. (A)                        500           8,905
                                                  ------------
                                                       680,594
                                                  ------------
COMPUTERS & SERVICES--6.6%
   3Com Corp. (A)                       10,880          34,272
   Adaptec, Inc. (A)                     3,250          11,895
   Advanced Digital Information
     Corp. (A)                             650           4,491
   Aeroflex, Inc. (A)                      650           5,154
   Aether Systems, Inc. (A)                150             501
   Agile Software Corp. (A)                900           5,913
   Agilysys, Inc.                        2,052          27,127
   Amazon.com, Inc. (A)                  5,924         191,701
   Ansys, Inc. (A)                         620          18,873
   Anteon International Corp. (A)          600          25,080
   aQuantive, Inc. (A)                     800           8,880
   Ascential Software Corp. (A)            520           9,604
   Ask Jeeves, Inc. (A)                  1,745          47,447
   Atheros Communications, Inc. (A)        550           4,004
   Authentidate Holding Corp. (A)          550           2,233
   Autobytel, Inc. (A)                     960           4,579

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Avocent Corp. (A)                     1,255    $     31,551
   Black Box Corp.                         600          19,512
   Blue Coat Systems, Inc. (A)              20             288
   Brady Corp.                             700          20,755
   CACI International, Inc., Cl. A (A)     300          18,636
   Cadence Design Systems, Inc. (A)      3,840          53,760
   CDW Corp.                             1,090          59,612
   Ceridian Corp. (A)                    1,650          27,835
   Checkfree Corp. (A)                   1,378          50,545
   Ciber, Inc. (A)                       1,140           8,869
   Cirrus Logic, Inc. (A)                1,640           6,921
   CMGI, Inc. (A)                       12,250          21,560
   CNET Networks, Inc. (A)               4,720          46,799
   Cogent, Inc. (A)                      1,136          25,560
   Cognex Corp.                            850          18,564
   Cognizant Technology Solutions
     Corp. (A)                           1,936          81,331
   Cray, Inc. (A)                        1,910           4,087
   Diebold, Inc.                           990          47,886
   Digital Insight Corp. (A)               400           8,028
   Digital River, Inc. (A)                 350           9,310
   Digitas, Inc. (A)                       850           8,475
   DoubleClick, Inc. (A)                 4,812          38,688
   Drugstore.com (A)                     1,750           4,183
   Earthlink, Inc. (A)                   4,020          36,904
   Electronics for Imaging (A)           1,100          18,062
   Enterasys Networks, Inc. (A)          5,920           4,262
   Extreme Networks, Inc. (A)            3,800          16,910
   Factset Research Systems, Inc.        1,650          45,804
   FindWhat.com (A)                        350           2,947
   Google, Inc., Cl. A (A)               4,188         921,360
   GSI Commerce, Inc. (A)                  900          13,050
   Harris Interactive, Inc. (A)          1,000           4,160
   Homestore, Inc. (A)                   1,650           3,234
   Hutchinson Technology, Inc. (A)         320          11,853
   I-many, Inc. (A)                        600             990
   Imation Corp.                           430          14,994
   Infospace, Inc. (A)                     865          26,806
   InterActiveCorp (A)                  10,212         222,009
   Intergraph Corp. (A)                    900          26,613
   Interland, Inc. (A)                     115             217
   Internap Network Services (A)           500             210
   Jack Henry & Associates               1,050          18,050
   Keynote Systems, Inc. (A)             1,473          16,129
   Komag, Inc. (A)                         450          10,584
   Kronos, Inc. (A)                        550          21,478
   Lexar Media, Inc. (A)                   590           2,673
   Macromedia, Inc. (A)                  1,120          44,363
   Manhattan Associates, Inc. (A)          960          18,125
   Maxtor Corp. (A)                      7,475          36,254
   McAfee, Inc. (A)                      2,320          48,511
   McData Corp., Cl. A (A)               1,320           4,066
   Mentor Graphics Corp. (A)             2,380          21,277
   Micros Systems, Inc. (A)                620          24,583
   NetFlix, Inc. (A)                       500           5,780
   Netratings, Inc. (A)                    500           7,265
   Nuance Communications, Inc. (A)         150             420
   NYFIX, Inc. (A)                         850           4,497
   Overland Storage, Inc. (A)              732           7,759
   Overstock.com, Inc. (A)                 200           7,056
   PalmOne, Inc. (A)                       670          14,358

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Paxar Corp. (A)                         860    $     15,411
   Perot Systems Corp., Cl. A (A)        1,570          19,829
   Pinnacle Systems, Inc. (A)            1,340           6,673
   Priceline.com, Inc. (A)                 421          10,677
   ProQuest Co. (A)                        350          11,354
   Quantum Corp. (A)                     4,540          10,896
   Redback Networks (A)                      3              16
   RSA Security, Inc. (A)                1,850          19,869
   Safenet, Inc. (A)                     1,133          31,667
   Sandisk Corp. (A)                     2,270          53,799
   Sapient Corp. (A)                     1,450          10,368
   Scansource, Inc. (A)                    400          18,500
   Seagate Technology                    6,742         118,524
   Secure Computing Corp. (A)              790           6,992
   Silicon Graphics, Inc. (A)           13,514          10,541
   SRA International, Inc. (A)             330          21,566
   Stamps.com, Inc. (A)                  1,494          28,879
   Storage Technology Corp. (A)          1,550          43,090
   Synaptics, Inc. (A)                     350           6,346
   Synopsys, Inc. (A)                    1,720          28,277
   Syntel, Inc.                            610           9,784
   United Online, Inc. (A)               1,775          15,602
   VeriSign, Inc. (A)                    3,460          91,552
   WebMD Corp. (A)                       4,544          43,168
   Websense, Inc. (A)                      350          18,568
   Western Digital Corp. (A)             3,121          39,605
   Zebra Technologies Corp., Cl. A (A)     875          41,790
                                                  ------------
                                                     3,431,465
                                                  ------------
CONSUMER PRODUCTS--0.3%
   Blyth, Inc.                             850          23,298
   Central Garden and Pet Co. (A)          350          14,556
   CSS Industries, Inc.                    200           6,494
   Furniture Brands
   International, Inc.                     630          12,209
   Jarden Corp. (A)                        440          19,655
   Russ Berrie & Co., Inc.                 300           3,879
   Sturm Ruger & Co., Inc.                 600           3,960
   Timberland Co., Cl. A (A)               350          24,168
   Topps Co., Inc.                         550           4,741
   WD-40 Co.                               350           9,814
   Wolverine World Wide, Inc.            1,050          21,305
                                                  ------------
                                                       144,079
                                                  ------------
CONSUMER SERVICES--0.8%
   AMN Healthcare Services, Inc. (A)       400           5,908
   CoStar Group, Inc. (A)                  340          13,447
   G&K Services, Inc., Cl. A               970          37,228
   Heidrick & Struggles International,
     Inc. (A)                              558          14,430
   Hewitt Associates, Inc., Cl. A (A)    1,550          41,245
   infoUSA, Inc. (A)                     1,200          13,176
   Kelly Services, Inc., Cl. A           1,272          33,403
   Korn/Ferry International (A)            700          10,080
   Magellan Health Services, Inc. (A)      800          27,248
   Manpower, Inc.                        1,312          50,578
   MPS Group, Inc. (A)                   3,440          27,486
   On Assignment, Inc. (A)                 550           2,365
   Regis Corp.                             400          14,292
   Service Corp. International           5,231          36,826
   Sunrise Senior Living, Inc. (A)         300          15,372

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Weight Watchers International,
     Inc. (A)                            1,500    $     62,625
                                                  ------------
                                                       405,709
                                                  ------------
CONTAINERS & PACKAGING--0.4%
   Chesapeake Corp.                        460           8,933
   Crown Holdings, Inc. (A)              2,650          39,883
   Greif, Inc., Cl. A                      350          24,280
   Longview Fibre Co.                    1,350          24,948
   Owens-Illinois, Inc. (A)              2,172          53,257
   Silgan Holdings, Inc.                   230          14,071
   Sonoco Products Co.                   1,427          38,657
                                                  ------------
                                                       204,029
                                                  ------------
DATA PROCESSING--0.7%
   Acxiom Corp.                            800          15,200
   Arbitron, Inc.                          420          17,775
   Certegy, Inc.                           900          32,787
   Choicepoint, Inc. (A)                 1,233          48,667
   CSG Systems International (A)           900          15,471
   Dun & Bradstreet Corp. (A)            1,000          62,440
   eFunds Corp. (A)                        713          15,586
   Fair Isaac & Co., Inc.                1,480          48,662
   Filenet Corp. (A)                       450          11,925
   NAVTEQ Corp. (A)                      1,200          43,704
   Total System Services, Inc.           2,866          70,446
                                                  ------------
                                                       382,663
                                                  ------------
DIVERSIFIED MANUFACTURING--0.0%
   Crane Co.                               941          24,090
                                                  ------------
ELECTRICAL SERVICES--2.1%
   Allete, Inc.                            282          11,751
   Alliant Energy Corp.                  1,648          43,408
   Aquila, Inc. (A)                      3,275          11,266
   Avista Corp.                            790          13,264
   AVX Corp.                             1,552          16,901
   Black Hills Corp.                       840          28,795
   CH Energy Group, Inc.                   150           6,398
   Cleco Corp.                             500          10,210
   DPL, Inc.                             1,842          46,861
   Duquesne Light Holdings, Inc.         1,500          26,385
   El Paso Electric Co. (A)                900          17,559
   EMCOR Group, Inc. (A)                   440          19,659
   Empire District Electric Co.            360           7,949
   Energy East Corp.                     2,050          53,341
   GrafTech International Ltd. (A)         750           2,858
   Great Plains Energy, Inc.             1,133          34,647
   Hawaiian Electric Industries          1,200          30,360
   Hubbell, Inc., Cl. B                    933          40,539
   Idacorp, Inc.                           610          16,458
   Kemet Corp. (A)                       1,800          11,250
   MDU Resources Group, Inc.             1,711          46,248
   MGE Energy, Inc.                        400          13,328
   Newpower Holdings, Inc. (A)           1,050             168
   Northeast Utilities                   1,300          23,803
   NRG Energy, Inc. (A)                  1,300          40,430
   NSTAR                                   772          41,796
   OGE Energy Corp.                        850          23,460
   Otter Tail Corp.                        450          11,043
   Pepco Holdings, Inc.                  2,703          58,574
   Plug Power, Inc. (A)                  1,000           5,550

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   PNM Resources, Inc.                     919    $     25,410
   Puget Energy, Inc.                    1,448          31,045
   Quanta Services, Inc. (A)             3,750          29,925
   Reliant Resources, Inc. (A)           4,344          44,178
   Rogers Corp. (A)                        250           8,635
   Scana Corp.                           1,530          59,425
   Sierra Pacific Resources (A)          1,800          19,476
   Touch America Holdings, Inc. (A)        450               1
   UIL Holdings Corp.                      300          15,402
   Unisource Energy Corp.                  550          17,188
   Vicor Corp.                             400           4,720
   Vishay Intertechnology, Inc. (A)      2,337          24,983
   Westar Energy, Inc.                   1,150          26,335
   Wisconsin Energy Corp.                1,670          58,884
   WPS Resources Corp.                     500          26,365
                                                  ------------
                                                     1,106,231
                                                  ------------
ELECTRICAL TECHNOLOGY--0.5%
   Ametek, Inc.                          1,000          37,870
   C&D Technologies, Inc.                  300           2,109
   Capstone Turbine Corp. (A)              200             226
   Carlisle Cos., Inc,                     310          22,264
   Daktronics, Inc. (A)                    300           6,108
   Dolby Laboratories, Inc., Cl. A (A)   2,440          49,898
   Electro Scientific Industries,
     Inc. (A)                              600           9,918
   Encore Wire Corp. (A)                   375           3,412
   Energizer Holdings, Inc. (A)          1,150          65,516
   FuelCell Energy, Inc. (A)               650           5,200
   LaserCard Corp. (A)                     650           3,465
   Lincoln Electric Holdings, Inc.         790          24,135
   Taser International, Inc. (A)           760           6,566
   Technitrol, Inc. (A)                    450           5,841
   Wilson Greatbatch Technologies,
     Inc. (A)                              350           6,713
                                                  ------------
                                                       249,241
                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.1%
   Thomas & Betts Corp. (A)                876          27,261
                                                  ------------
ENTERTAINMENT--2.0%
   Alliance Gaming Corp. (A)               650           7,410
   Argosy Gaming Co. (A)                   918          42,173
   Avid Technology, Inc. (A)               310          15,348
   Blockbuster, Inc., Cl. A              4,107          40,659
   Carmike Cinemas, Inc.                   200           7,000
   Cedar Fair LP                         1,450          43,746
   Churchill Downs, Inc.                   200           7,580
   Department 56, Inc. (A)               1,045          13,627
   Dover Downs Gaming &
     Entertainment, Inc.                   490           5,895
   Dover Motorsports, Inc.                 700           3,199
   DreamWorks Animation SKG,
     Inc., Cl. A (A)                     1,531          57,413
   International Speedway, Inc., Cl. A     775          41,230
   Isle of Capri Casinos, Inc. (A)         480          11,597
   Lakes Entertainment, Inc. (A)           450           6,629
   Liberty Media Corp., Cl. A (A)       44,537         447,151
   Macrovision Corp. (A)                   610          12,475
   Multimedia Games, Inc. (A)              500           3,955
   Penn National Gaming, Inc. (A)        1,300          40,950
   Pinnacle Entertainment, Inc. (A)        600           9,096

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Regal Entertainment Group, Cl. A      2,090    $     42,406
   Royal Caribbean Cruises Ltd.          2,811         118,118
   Scientific Games Corp., Cl. A (A)     1,330          28,555
   Shuffle Master, Inc. (A)                585          14,736
   Six Flags, Inc. (A)                   1,250           4,875
   Speedway Motorsports, Inc.              620          21,266
                                                  ------------
                                                     1,047,089
                                                  ------------
ENVIRONMENTAL SERVICES--0.3%
   Casella Waste Systems, Inc.,
     Cl. A (A)                              75             884
   Eden Bioscience Corp. (A)                50              32
   KFX, Inc. (A)                           912           9,941
   Republic Services, Inc.               2,150          74,390
   Stericycle, Inc. (A)                    450          21,902
   Waste Connections, Inc. (A)             900          31,698
                                                  ------------
                                                       138,847
                                                  ------------
FINANCIAL SERVICES--2.8%
   Accredited Home Lenders
     Holding Co. (A)                       430          17,084
   ACE Cash Express, Inc. (A)              300           6,600
   Actrade Financial Technologies
     Ltd. (A)+                            350              --
   Advance America Cash Advance
     Centers, Inc. (A)                   1,822          25,380
   Advanta Corp., Cl. A                    450          10,152
   Affiliated Managers Group (A)           375          23,449
   Affordable Residential
   Communities                             500           6,440
   AG Edwards, Inc.                      1,215          48,248
   Alliance Capital Management
     Holding LP                          1,163          52,265
   American Real Estate Partners LP (A)    770          21,021
   AmeriCredit Corp. (A)                 2,210          51,714
   Ameritrade Holding Corp., Cl. A (A)   6,133          64,274
   Blackrock, Inc.                         210          15,742
   CapitalSource, Inc. (A)               1,712          35,952
   CharterMac                            1,701          35,551
   Chicago Mercantile Exchange             450          87,984
   Coinstar, Inc. (A)                      450           7,713
   CompuCredit Corp. (A)                   500          13,245
   Credit Acceptance Corp. (A)             830          15,562
   Doral Financial Corp.                 1,520          21,356
   Eaton Vance Corp.                     1,966          46,063
   Encore Capital Group, Inc. (A)          500           7,825
   eSpeed, Inc. (A)                        600           5,184
   Federal Agricultural Mortgage
     Corp., Cl. A                          400           5,388
   Financial Federal Corp.                 410          14,473
   First Cash Financial Services,
     Inc. (A)                              350           6,839
   First Marblehead Corp. (A)              998          38,453
   Friedman Billing Ramsey Group, Inc.   2,078          25,123
   Gabelli Asset Management, Inc.,
     Cl. A                                 767          30,619
   Global Signal, Inc.                     987          29,452
   Instinet Group, Inc. (A)              6,350          33,337
   Interactive Data Corp. (A)            2,200          44,110
   Investment Technology Group,
     Inc. (A)                              750          14,257
   Jefferies Group, Inc.                 1,600          57,920
   Knight Trading Group, Inc. (A)        1,650          13,909
   LaBranche & Co., Inc. (A)               830           5,519
   Ladenburg Thalmann Financial
     Services, Inc. (A)                    163              93

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Legg Mason, Inc.                      1,537    $    108,912
   Metris Cos., Inc. (A)                   900          10,908
   Nelnet, Inc., Cl. A (A)                 822          26,181
   Nuveen Investments, Inc.              1,300          44,187
   PHH Corp. (A)                         1,279          28,586
   Piper Jaffray Cos. (A)                  250           6,912
   Portfolio Recovery Associates,
     Inc. (A)                              250           8,988
   Raymond James Financial, Inc.           900          24,273
   SEI Investments Co.                   2,350          77,104
   Student Loan Corp.                      291          56,381
   SWS Group, Inc.                         450           6,570
   Trustreet Properties, Inc.              500           7,820
   United PanAm Financial Corp. (A)      1,080          23,890
   Value Line, Inc.                        100           3,940
   Waddell & Reed Financial, Inc.,
     Cl. A                               2,090          36,387
   WFS Financial, Inc. (A)                 450          20,228
   World Acceptance Corp. (A)              400          10,180
                                                  ------------
                                                     1,439,743
                                                  ------------
FOOD, BEVERAGE & TOBACCO--3.3%
   American Italian Pasta Co.              400           9,464
   Chiquita Brands International, Inc.     619          15,506
   Coca-Cola Bottling Co.
   Consolidated                            150           7,158
   Constellation Brands, Inc.,
     Cl. A (A)                           1,490          78,538
   Corn Products International, Inc.     1,300          28,626
   Dean Foods Co. (A)                    2,060          70,782
   Del Monte Foods Co. (A)               3,201          33,386
   Farmer Bros. Co.                        500          10,950
   Flowers Foods, Inc.                   1,150          33,166
   Hain Celestial Group, Inc. (A)          500           8,875
   Hormel Foods Corp.                    2,019          62,872
   J&J Snack Foods Corp.                   270          13,216
   JM Smucker Co.                          893          44,311
   Kraft Foods, Inc., Cl. A             26,085         845,415
   Lancaster Colony Corp.                  700          29,092
   Lance, Inc.                             710          11,701
   National Beverage Corp.               1,340           9,514
   Panera Bread Co., Cl. A (A)             600          30,012
   PepsiAmericas, Inc.                   1,999          49,355
   Pilgrims Pride Corp.                  1,015          36,631
   Ralcorp Holdings, Inc.                  370          14,659
   Sanderson Farms, Inc.                   390          14,134
   Seaboard Corp.                           27          23,085
   Sensient Technologies Corp.             680          13,607
   Smithfield Foods, Inc. (A)            1,689          51,109
   Standard Commercial Corp.               878          15,321
   Tootsie Roll Industries               1,390          42,923
   Triarc Cos.                             640           8,218
   Tyson Foods, Inc., Cl. A              4,652          78,572
   Universal Corp. - Virginia (A)          340          15,521
   Vector Group Ltd.                       682          10,728
   Wild Oats Markets, Inc. (A)             490           4,949
                                                  ------------
                                                     1,721,396
                                                  ------------
GAS/NATURAL GAS--1.5%
   AGL Resources, Inc.                   1,550          53,630
   Atmos Energy Corp.                    1,860          48,918
   Energen Corp.                           410          25,399
   Kinder Morgan Management LLC (A)      1,053          46,311
   Laclede Group, Inc.                     410          11,222
   Magellan Midstream Partners             500          16,360

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   National Fuel Gas Co.                 1,630    $     44,385
   New Jersey Resources Corp.              950          41,192
   Northwest Natural Gas Co.               290          10,295
   Oneok, Inc.                           1,572          45,368
   Pacific Energy Partners LP              300           9,339
   Piedmont Natural Gas Co.              1,900          43,605
   Plains All American Pipeline LP         950          38,769
   Questar Corp.                         1,150          67,160
   South Jersey Industries, Inc.           310          16,848
   Southern Union Co. (A)                2,181          52,213
   Southwest Gas Corp.                     680          16,640
   TC Pipelines LP                         330          10,514
   TEPPCO Partners LP                      860          37,995
   UGI Corp.                               630          31,645
   Valero LP                               280          17,640
   Vectren Corp.                           850          22,959
   Western Gas Resources, Inc.           1,074          35,882
   WGL Holdings, Inc.                    1,630          49,405
                                                  ------------
                                                       793,694
                                                  ------------
GLASS PRODUCTS--0.1%
   Gentex Corp.                          1,080          35,057
                                                  ------------
HOTELS & LODGING--1.5%
   Ameristar Casinos, Inc.                 400          19,720
   Aztar Corp. (A)                         540          14,747
   Bluegreen Corp. (A)                     600           8,322
   Boyd Gaming Corp.                     1,269          66,978
   Caesars Entertainment, Inc. (A)       4,290          85,585
   Choice Hotels International, Inc.       500          30,260
   Empire Resorts, Inc. (A)                550           2,145
   La Quinta Corp. (A)                   4,320          37,584
   Las Vegas Sands Corp.                 5,348         200,283
   Marcus Corp.                            450           8,618
   MGM Mirage (A)                        2,116         147,718
   MTR Gaming Group, Inc. (A)              800           8,808
   Station Casinos, Inc.                   870          56,141
   Vail Resorts, Inc. (A)                  500          12,935
   Wynn Resorts Ltd. (A)                 1,835          97,145
                                                  ------------
                                                       796,989
                                                  ------------
HOUSEHOLD PRODUCTS--0.5%
   Acuity Brands, Inc.                     750          17,932
   American Woodmark Corp.                 380          12,099
   Ethan Allen Interiors, Inc.             700          21,091
   Helen of Troy Ltd. (A)                  650          18,161
   Kimball International, Inc.           1,290          14,693
   La-Z-Boy, Inc.                          650           7,696
   Libbey, Inc.                            300           5,259
   National Presto Industries, Inc.        200           7,800
   RPM International, Inc.               2,300          39,675
   Tempur-Pedic International, Inc. (A)  2,750          52,498
   Tupperware Corp.                        720          15,192
   Valspar Corp.                           700          28,931
                                                  ------------
                                                       241,027
                                                  ------------
INSURANCE--9.1%
   21st Century Insurance Group          1,150          15,157

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Alfa Corp.                            1,270    $     17,501
   Alleghany Corp. (A)                     215          58,050
   Allmerica Financial Corp. (A)           520          17,456
   American Financial Group, Inc.        1,340          41,661
   American National Insurance             390          40,014
   Amerigroup Corp. (A)                    780          27,394
   AmerUs Group Co.                        750          35,257
   Arch Capital Group Ltd. (A)             410          16,396
   Argonaut Group, Inc. (A)                400           7,868
   Arthur J. Gallagher & Co.             1,260          35,078
   Assurant, Inc.                        2,133          70,581
   Baldwin & Lyons, Inc., Cl B             300           7,485
   Berkshire Hathaway, Inc., Cl. A (A)      23       1,940,050
   Bristol West Holdings, Inc.             350           5,278
   Brown & Brown, Inc.                   1,003          43,881
   Centene Corp. (A)                       800          22,280
   Ceres Group, Inc. (A)                 2,000          10,880
   Clark, Inc.                             550           7,617
   CNA Financial Corp. (A)               3,904         107,165
   CNA Surety Corp. (A)                    700           9,198
   Commerce Group, Inc.                    350          20,678
   Conseco, Inc. (A)                     1,600          30,784
   Crawford & Co., Cl. B                   750           5,557
   Danielson Holdings Corp. (A)          1,804          25,905
   Delphi Financial Group, Cl. A         1,080          44,842
   EMC INS Group, Inc.                     803          13,852
   Erie Indemnity Co., Cl. A               900          46,242
   FBL Financial Group, Inc., Cl. A        510          13,362
   Fidelity National Financial, Inc.     2,649          85,059
   First American Corp.                  1,810          64,798
   Fremont General Corp.                 1,600          34,704
   Genworth Financial, Inc., Cl. A       7,127         199,200
   Great American Financial
     Resources, Inc.                       840          13,348
   Harleysville Group, Inc.                810          16,840
   HCC Insurance Holdings, Inc.            987          35,108
   Health Net, Inc. (A)                  1,630          55,469
   Hilb Rogal & Hamilton Co.               960          33,610
   Horace Mann Educators Corp.             810          13,268
   Infinity Property & Casualty Corp.      400          12,980
   Kansas City Life Insurance Co.          180           8,224
   LabOne, Inc. (A)                        715          25,082
   Landamerica Financial Group, Inc.       200           9,920
   Leucadia National Corp.               1,470          51,127
   Markel Corp. (A)                        143          49,063
   Mercury General Corp.                   793          41,918
   Midland Co.                             300           9,420
   Molina Healthcare, Inc. (A)             601          26,294
   National Financial Partners Corp.     1,062          40,611
   National Western Life Insurance,
     Cl A (A)                              130          21,492
   Nationwide Financial Services,
     Cl. A                               1,300          46,059
   Navigators Group, Inc. (A)              250           8,000
   Odyssey Re Holdings Corp.             1,900          43,206
   Ohio Casualty Corp. (A)                 600          14,070
   Old Republic International Corp.      2,550          60,180
   Pacificare Health Systems, Inc. (A)   1,252          74,819

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Philadelphia Consolidated
     Holding Co. (A)                       300    $     22,500
   Phoenix Cos., Inc.                    3,099          35,112
   PMI Group, Inc.                       1,320          46,411
   Presidential Life Corp.                 500           7,255
   ProAssurance Corp. (A)                  350          13,128
   Protective Life Corp.                 1,011          38,661
   Radian Group, Inc.                    1,300          57,759
   Reinsurance Group of America            870          38,906
   RLI Corp.                               300          12,870
   Safety Insurance Group, Inc.          1,015          28,846
   Selective Insurance Group               600          26,490
   Sierra Health Services (A)              550          35,579
   Stancorp Financial Group, Inc.          300          22,956
   State Auto Financial Corp.              870          23,699
   Stewart Information Services Corp.      380          13,688
   Transatlantic Holdings, Inc.            957          54,989
   Triad Guaranty, Inc. (A)                250          12,577
   UICI                                    840          19,505
   United Fire & Casualty Co.              300          10,164
   Unitrin, Inc.                           950          43,225
   Universal American Financial
     Corp. (A)                           1,040          17,420
   USI Holdings Corp. (A)                  820           9,299
   WellCare Health Plans, Inc. (A)         886          26,137
   WellChoice, Inc. (A)                  1,150          64,630
   Wesco Financial Corp.                   104          39,312
   White Mountains Insurance
     Group Ltd.                            157          98,441
   WR Berkley Corp.                      1,836          59,670
   Zenith National Insurance Corp.         390          22,429
                                                  ------------
                                                     4,732,996
                                                  ------------
LEASING & RENTING--0.2%
   Aaron Rents, Inc.                       915          20,093
   Rent-A-Center, Inc. (A)               1,650          39,666
   Rent-Way, Inc. (A)                      600           4,680
   United Rentals, Inc. (A)              1,150          21,149
                                                  ------------
                                                        85,588
                                                  ------------
LEISURE PRODUCTS--0.2%
   Callaway Golf Co.                     1,550          16,709
   Fossil, Inc. (A)                      1,050          24,423
   Jakks Pacific, Inc. (A)                 400           7,516
   K2, Inc. (A)                            770           9,794
   Leapfrog Enterprises, Inc. (A)          790           7,908
   Marine Products Corp.                   600           7,860
   Nautilus Group, Inc.                    500          12,430
   RC2 Corp. (A)                           200           6,932
   Steinway Musical Instruments (A)        200           6,042
   WMS Industries, Inc. (A)                530          13,462
                                                  ------------
                                                       113,076
                                                  ------------
MACHINERY--2.2%
   A.O. Smith Corp.                        960          27,360
   AGCO Corp. (A)                        1,450          24,940
   Albany International Corp., Cl. A     1,193          37,412

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Applied Industrial
   Technologies, Inc.                      375    $     10,462
   Aptargroup, Inc.                        680          32,796
   Astec Industries, Inc. (A)              600          13,980
   ASV, Inc. (A)                           250           8,935
   Baldor Electric Co.                     740          18,426
   BEI Technologies, Inc.                  250           5,750
   Blount International, Inc. (A)        2,277          33,722
   Briggs & Stratton                       800          25,896
   CARBO Ceramics, Inc.                    250          16,595
   Cascade Corp.                           250           7,875
   Cooper Cameron Corp. (A)                770          42,304
   Donaldson Co., Inc.                   1,271          37,812
   Engineered Support Systems, Inc.        382          13,492
   EnPro Industries, Inc. (A)              350           8,802
   Entegris, Inc. (A)                    1,290          11,107
   Flowserve Corp. (A)                     960          26,650
   FMC Technologies, Inc. (A)              950          28,813
   Franklin Electric Co., Inc.             400          14,224
   Gardner Denver, Inc. (A)                300          10,962
   Graco, Inc.                           1,388          46,873
   Grant Prideco, Inc. (A)               1,787          39,582
   Hydril Co. (A)                          480          25,248
   IDEX Corp.                              570          21,232
   Intermagnetics General Corp (A)         375           9,210
   Joy Global, Inc.                        825          27,943
   Kennametal, Inc.                        900          40,770
   Kulicke & Soffa Industries, Inc. (A)  1,060           5,417
   Lam Research Corp. (A)                1,870          47,966
   Manitowoc Co.                           430          17,200
   Medis Technologies Ltd. (A)             500           6,670
   Middleby Corp.                          100           4,404
   NACCO Industries, Inc.                  100          10,415
   Nordson Corp.                           410          13,210
   Pentair, Inc.                         1,460          58,079
   Presstek, Inc. (A)                    2,522          18,789
   Rayovac Corp. (A)                       500          18,220
   Regal Beloit Corp.                      400          10,580
   Sauer-Danfoss, Inc.                     550          10,874
   Smith International, Inc.             1,400          81,452
   Stewart & Stevenson Services            400           9,600
   Tennant Co.                             200           7,108
   Terex Corp. (A)                         530          19,811
   Thomas Industries, Inc.                 200           7,894
   Timken Co.                            1,000          24,840
   Toro Co.                                480          19,834
   Trinity Industries, Inc.              1,400          32,690
   UNOVA, Inc. (A)                       1,310          23,266
   Watts Water Technologies, Inc.,
     Cl. A                                 550          17,188
   Westinghouse Air Brake
     Technologies Corp.                    430           8,600
   Woodward Governor Co.                   200          14,112
                                                  ------------
                                                     1,157,392
                                                  ------------
MANUFACTURING--0.2%
   Actuant Corp., Cl. A (A)                300          12,777
   Applied Films Corp. (A)                 440          10,520
   Jacuzzi Brands, Inc. (A)                900           8,145
   Matthews International Corp.          1,203          42,839
   Samsonite Corp. (A)                   5,900           5,251
                                                  ------------
                                                        79,532
                                                  ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

MARINE TRANSPORTATION--0.2%
   Alexander & Baldwin, Inc.               450    $     18,328
   General Maritime Corp. (A)              590          25,872
   OMI Corp.                             2,151          39,127
   Overseas Shipholding Group              440          24,829
                                                  ------------
                                                       108,156
                                                  ------------
MEASURING DEVICES--0.7%
   Analogic Corp.                          280          11,679
   Coherent, Inc. (A)                      700          22,456
   Cohu, Inc.                              400           7,140
   Credence Systems Corp. (A)            2,200          13,838
   CUNO, Inc. (A)                          290          14,709
   FEI Co. (A)                             850          15,325
   Flir Systems, Inc. (A)                1,300          34,580
   Formfactor, Inc. (A)                    400           9,136
   Input/Output, Inc. (A)                  900           5,436
   Inverness Medical Innovations,
     Inc. (A)                              460          10,837
   Itron, Inc. (A)                         500          18,035
   Ixia (A)                              1,200          19,212
   LTX Corp. (A)                         1,350           5,184
   Mine Safety Appliances Co.              900          32,130
   MKS Instruments, Inc. (A)               900          13,320
   MTS Systems Corp.                       350          10,136
   Newport Corp. (A)                       600           8,250
   Roper Industries, Inc.                  613          41,482
   Rudolph Technologies, Inc. (A)          300           3,870
   TriPath Imaging, Inc. (A)               750           4,815
   Varian, Inc. (A)                      1,000          33,170
   Veeco Instruments, Inc. (A)             400           5,324
                                                  ------------
                                                       340,064
                                                  ------------
MEDICAL PRODUCTS & SERVICES--5.6%
   Abaxis, Inc. (A)                        400           3,800
   Advanced Medical Optics, Inc. (A)       620          22,928
   Advanced Neuromodulation
     Systems, Inc. (A)                     300           9,033
   Affymetrix, Inc. (A)                    780          35,966
   Albany Molecular Research,
     Inc. (A)                              810           7,642
   Align Technology, Inc. (A)              730           6,147
   Allscripts Healthcare Solutions,
     Inc. (A)                              900          11,781
   American Medical Systems
     Holdings, Inc. (A)                  1,000          17,460
   Amsurg Corp. (A)                        450          11,650
   Apria Healthcare Group, Inc. (A)      1,040          31,304
   Arrow International, Inc.               410          13,587
   Arthrocare Corp. (A)                    520          15,278
   Aspect Medical Systems, Inc. (A)        450          11,263
   Beckman Coulter, Inc.                   892          59,505
   Beverly Enterprises, Inc. (A)         1,850          21,682
   Bio-Rad Laboratories, Inc.,
     Cl. A (A)                             800          38,672
   Biolase Technology, Inc.                500           3,290
   Biosite, Inc. (A)                       400          22,800
   BioVeris Corp. (A)                      780           3,728
   Bruker BioSciences Corp. (A)          1,450           4,727
   Cambrex Corp.                           510           9,690
   Celera Genomics Group -
     Applera Corp. (A)                   1,140          10,488
   Cell Therapeutics, Inc. (A)           1,000           3,850

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Cepheid, Inc. (A)                       800    $      7,168
   Closure Medical Corp. (A)               300           8,067
   Community Health Systems, Inc. (A)      922          33,607
   Conmed Corporation (A)                  400          11,888
   Connetics Corp. (A)                     550          11,951
   Cooper, Inc.                            635          42,894
   Corvel Corp. (A)                        350           7,189
   Covance, Inc. (A)                       912          41,624
   Coventry HealthCare, Inc. (A)         1,696         116,057
   Cross Country Healthcare, Inc. (A)      380           6,122
   Cryolife, Inc. (A)                       50             300
   CTI Molecular Imaging, Inc. (A)         650          13,344
   Cyberonics (A)                          400          15,076
   Cytyc Corp. (A)                       1,587          33,819
   Dade Behring Holdings, Inc. (A)         662          40,826
   Datascope Corp.                         380          10,914
   DaVita, Inc. (A)                      1,375          55,412
   Dendrite International, Inc. (A)        790          12,182
   Dentsply International, Inc.          1,100          60,126
   Discovery Laboratories, Inc. (A)      1,020           5,794
   DJ Orthopedics, Inc. (A)                490          12,323
   Eclipsys Corp. (A)                      600           8,106
   Edwards Lifesciences Corp. (A)        1,350          59,454
   Enzo Biochem, Inc. (A)                  766          10,433
   Enzon, Inc. (A)                       1,290           9,997
   Epix Medical, Inc. (A)                  300           2,031
   Eyetech Pharmaceuticals, Inc. (A)       606          13,932
   Gen-Probe, Inc. (A)                     820          41,156
   Genesis HealthCare Corp. (A)            720          28,728
   Genta, Inc. (A)                         770             793
   Gentiva Health Services, Inc. (A)       400           7,832
   Haemonetics Corp. (A)                   700          29,939
   Hanger Orthopedic Group, Inc. (A)       450           2,628
   HealthExtras, Inc. (A)                  500           8,275
   Henry Schein, Inc. (A)                1,200          45,012
   Hillenbrand Industries, Inc.            850          46,937
   Hologic, Inc. (A)                       350          12,453
   Hooper Holmes, Inc.                   1,350           4,941
   Human Genome Sciences, Inc. (A)       2,900          29,986
   ICOS Corp. (A)                        1,909          43,067
   ICU Medical, Inc. (A)                   200           7,086
   Idexx Laboratories, Inc. (A)            500          28,370
   IDX Systems Corp. (A)                   750          23,227
   II-VI, Inc. (A)                         600           8,526
   Immucor, Inc. (A)                       562          16,770
   Inamed Corp. (A)                        450          27,378
   Integra LifeSciences Holdings
     Corp. (A)                             500          17,715
   InterMune, Inc. (A)                     770           8,316
   Intuitive Surgical, Inc. (A)            810          34,781
   Invacare Corp.                          300          12,288
   Kensey Nash Corp. (A)                   200           5,496
   Kindred Healthcare, Inc. (A)            500          16,450
   Kinetic Concepts, Inc. (A)              950          58,378
   Kyphon, Inc. (A)                        400          10,460
   Laserscope (A)                          250           7,920
   LCA-Vision, Inc.                        450          17,636
   Learning Tree International (A)         250           3,190
   LifePoint Hospitals, Inc. (A)           860          38,227
   Lincare Holdings, Inc. (A)            1,455          62,099
   Maxim Pharmaceuticals, Inc. (A)         300             435

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Maxygen (A)                             600    $      4,506
   Medcath Corp. (A)                       350           9,678
   Mentor Corp.                            460          16,882
   Merit Medical Systems, Inc. (A)         560           7,084
   MGI Pharma, Inc. (A)                  1,840          40,572
   Millennium Pharmaceuticals (A)        4,442          38,912
   Nabi Biopharmaceuticals (A)             750           8,175
   National Healthcare Corp.               777          23,815
   NBTY,  Inc. (A)                         660          14,071
   NDCHealth Corp.                         460           7,024
   NeighborCare, Inc. (A)                1,390          39,921
   Nektar Therapeutic (A)                2,500          35,650
   Neurocrine Biosciences, Inc. (A)        590          20,626
   Noven Pharmacuticals, Inc. (A)        1,453          24,163
   NU Skin Enterprises, Inc., Cl. A      1,000          22,000
   Nuvelo, Inc. (A)                        700           4,081
   Oakley, Inc. (A)                      1,500          20,025
   OCA, Inc. (A)                           900           3,654
   Odyssey HealthCare, Inc. (A)            387           4,423
   Omnicare, Inc.                        1,516          52,560
   Option Care, Inc.                     1,978          28,147
   Pediatrix Medical Group, Inc. (A)       300          20,427
   PolyMedica Corp.                        350          10,847
   Possis Medical, Inc. (A)                250           2,215
   PSS World Medical, Inc. (A)           2,650          29,574
   Psychiatric Solutions, Inc. (A)         300          12,906
   Regeneration Technologies, Inc. (A)     200           1,838
   Regeneron Pharmaceutical (A)          1,450           8,062
   RehabCare Group, Inc. (A)               300           9,006
   Renal Care Group, Inc. (A)              977          37,273
   Res-Care, Inc. (A)                      600           8,574
   Resmed, Inc. (A)                        950          58,995
   Respironics, Inc. (A)                   350          22,117
   Santarus, Inc. (A)                      500           2,140
   Seattle Genetics, Inc. (A)            1,420           5,680
   SonoSite, Inc. (A)                      350          10,187
   Steris Corp. (A)                      1,691          40,043
   Sybron Dental Specialties, Inc. (A)     650          24,213
   Techne Corp. (A)                      1,100          45,958
   Telik, Inc. (A)                         700          11,340
   Thoratec Corp. (A)                      950          12,303
   Transkaryotic Therapies, Inc. (A)       500          16,940
   Triad Hospitals, Inc. (A)             1,118          57,298
   United Surgical Partners
     International, Inc. (A)               500          22,125
   Universal Health Services, Cl. B        847          48,059
   Varian Medical Systems, Inc. (A)      1,991          67,176
   VCA Antech, Inc. (A)                  1,000          23,280
   Ventana Medical Systems (A)             500          19,910
   Viasys Healthcare, Inc. (A)             450           9,558
   Vicuron Pharmaceuticals, Inc. (A)     2,279          37,262
   VistaCare, Inc. (A)                     350           6,265
   Visx, Inc. (A)                          780          18,595
   Vital Signs, Inc.                       250          10,200
   West Pharmaceutical Services, Inc.      680          17,911
   Wright Medical Group, Inc. (A)          400           9,932
   Zoll Medical Corp. (A)                  200           4,548
   Zygo Corp. (A)                          420           3,940
                                                  ------------
                                                     2,906,068
                                                  ------------

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

METAL & METAL INDUSTRIES--0.0%
   Worthington Industries                1,363    $     22,162
                                                  ------------
METALS & MINING--0.7%
   Amcol International Corp.               450           8,599
   Century Aluminum Co. (A)              1,323          30,826
   Cleveland-Cliffs, Inc.                  400          23,204
   Coeur D'alene Mines Corp. (A)         2,800           8,652
   Commercial Metals Co.                   800          20,408
   Gibraltar Industries, Inc.              375           7,879
   Glamis Gold Ltd. (A)                  1,903          26,147
   Hecla Mining Company (A)              1,250           5,825
   Kaydon Corp.                            470          12,897
   Lawson Products                         200           7,706
   Meridian Gold, Inc. (A)               1,444          22,007
   Mueller Industries, Inc.                500          12,950
   Precision Castparts Corp.               900          66,294
   Royal Gold, Inc.                        350           6,594
   Southern Peru Copper Corp.            1,100          56,254
   Stillwater Mining Co. (A)             1,399          10,213
   Tredegar Corp.                          500           8,130
   USEC, Inc.                            1,750          23,012
                                                  ------------
                                                       357,597
                                                  ------------
MISC. BUSINESS SERVICES--1.1%
   Administaff, Inc. (A)                   450           6,151
   Advisory Board Co. (A)                  340          13,838
   Advo, Inc.                              450          12,965
   Alliance Data Systems Corp. (A)       1,800          72,720
   Ariba, Inc. (A)                         568           3,431
   BearingPoint, Inc. (A)                3,792          23,472
   Brink's Co.                           1,650          53,229
   Central Parking Corp.                   660          10,791
   Century Business Services, Inc. (A)   1,650           5,874
   Charles River Associates, Inc. (A)      150           7,860
   Chemed Corp.                            300          21,252
   Deluxe Corp.                            728          29,069
   Forrester Research, Inc. (A)            400           5,976
   Gartner, Inc., Cl. A (A)              2,650          22,366
   Gevity HR, Inc.                         660          10,593
   Gtech Holdings Corp.                  1,320          32,300
   Hypercom Corp. (A)                      920           4,563
   i2 Technologies, Inc. (A)                36             283
   iPayment, Inc. (A)                      390          14,192
   Iron Mountain, Inc. (A)               1,882          55,895
   NCO Group, Inc. (A)                   1,118          20,828
   PDI, Inc. (A)                           250           4,598
   Rollins, Inc.                         2,383          47,040
   Sotheby's Holdings, Cl. A (A)         2,254          36,921
   Startek, Inc.                           200           2,910
   TeleTech Holdings, Inc. (A)             950           9,975
   Valuevision Media, Inc. (A)             820           8,118
   Ventiv Health, Inc. (A)                 400           8,340
   Viad Corp.                              402          10,352
   Volt Information Sciences, Inc. (A)     300           5,934
   Wireless Facilities, Inc. (A)           750           3,968
                                                  ------------
                                                       565,804
                                                  ------------
MISC. TRANSPORTATION--0.1%
   Amerco, Inc. (A)                        300          13,782

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Thor Industries, Inc.                 1,000    $     26,950
                                                  ------------
                                                        40,732
                                                  ------------
OFFICE FURNITURE & FIXTURES--0.4%
   Ennis Business Forms, Inc.            1,057          16,383
   Global Imaging Systems, Inc. (A)        350          12,141
   Herman Miller, Inc.                   1,450          41,470
   HNI Corp.                               580          29,383
   IKON Office Solutions, Inc.           1,970          17,041
   Imagistics International, Inc. (A)      170           4,565
   Interface, Inc., Cl. A (A)            2,300          13,800
   John H. Harland Co.                     630          22,680
   Lear Corp.                              950          32,196
   Steelcase, Inc.                       2,159          28,369
                                                  ------------
                                                       218,028
                                                  ------------
PAPER & PAPER PRODUCTS--0.4%
   Bowater, Inc.                           550          17,869
   Buckeye Technologies, Inc. (A)          700           5,530
   Caraustar Industries, Inc. (A)          550           4,917
   Deltic Timber Corp.                     200           7,090
   Glatfelter                              800           9,544
   Graphic Packaging Corp. (A)           7,113          23,046
   Packaging Corp of America             1,555          34,816
   Potlatch Corp.                          380          17,947
   Rayonier, Inc.                          552          27,744
   Rock-Tenn Co.                           890           9,034
   Schweitzer-Mauduit-International,
     Inc.                                  230           6,721
   Smurfit-Stone Container Corp. (A)     3,693          48,415
   Wausau-Mosinee Paper Corp.              900          11,943
                                                  ------------
                                                       224,616
                                                  ------------
PETROLEUM & FUEL PRODUCTS--4.8%
   Apco Argentina, Inc.                    616          23,100
   ATP Oil & Gas Corp. (A)                 377           7,717
   Atwood Oceanics, Inc. (A)               250          14,268
   Berry Petroleum Co.                     490          22,893
   Bill Barrett Corp.                      932          24,828
   BP Prudhoe Bay Royalty Trust            420          25,557
   Buckeye Partners LP                     300          14,388
   Cabot Oil & Gas Corp., Cl. A            750          22,080
   Cal Dive International, Inc. (A)        550          24,464
   Callon Petroleum Co. (A)              1,050          14,270
   Chesapeake Energy Corp.               4,748          91,352
   Cimarex Energy Co. (A)                  628          22,294
   Comstock Resources, Inc. (A)            640          16,192
   Cross Timbers Royalty Trust               5             193
   Denbury Resources, Inc. (A)           1,000          31,740
   Diamond Offshore Drilling             1,800          79,398
   Dorchester Minerals LP                  400           8,972
   Enbridge Energy Management LLC (A)      158           7,845
   Encore Acquisition Co. (A)              850          31,212
   Energy Partners Ltd. (A)                550          12,573
   Ensco International, Inc.             2,090          68,134
   Enterprise Products Partners LP       5,266         136,021
   Equitable Resources, Inc.               880          50,723
   Forest Oil Corp. (A)                    789          30,400
   Frontier Oil Corp.                      400          16,832
   Global Industries Ltd. (A)            2,470          23,811

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   GlobalSantaFe Corp.                   3,580    $    120,288
   Grey Wolf, Inc. (A)                   5,000          30,000
   Hanover Compressor Co. (A)            1,100          11,407
   Harvest Natural Resources (A)         2,416          26,069
   Headwaters, Inc. (A)                    900          28,773
   Helmerich & Payne, Inc.                 610          23,448
   Holly Corp.                             400          13,708
   Houston Exploration Co. (A)             410          20,885
   Hugoton Royalty Trust                   500          13,475
   KCS Energy, Inc. (A)                    650           9,126
   Lone Star Technologies (A)              350          13,629
   Magnum Hunter Resources, Inc. (A)     1,270          18,326
   Meridian Resource Corp. (A)           1,050           4,242
   Murphy Oil Corp.                      1,404         125,082
   Newfield Exploration Co. (A)            800          56,824
   Newpark Resources, Inc. (A)           1,300           7,813
   Noble Energy, Inc.                      845          54,181
   Oceaneering International, Inc. (A)     400          13,124
   Oil States International, Inc. (A)    1,030          20,919
   Patina Oil & Gas Corp.                1,076          41,318
   Patterson-UTI Energy, Inc.            2,537          60,812
   Penn Virginia Corp.                     420          17,249
   Pioneer Natural Resources Co.         2,114          85,955
   Plains Exploration & Production
     Co. (A)                             1,596          51,359
   Pogo Producing Co.                      700          31,507
   Premcor, Inc.                         1,240          82,026
   Pride International, Inc. (A)         1,980          44,154
   Quicksilver Resource, Inc. (A)          700          35,931
   Range Resources Corp.                 1,030          23,330
   Remington Oil & Gas Corp. (A)           610          17,794
   Seacor Smit, Inc. (A)                   250          14,253
   Shelbourne Liquidating Trust (A) +      200           3,408
   Southwestern Energy Co. (A)             550          32,313
   Spinnaker Exploration Co. (A)           800          25,608
   St. Mary Land & Exploration Co.         800          17,360
   Stone Energy Corp. (A)                  410          18,425
   Superior Energy Services (A)          1,550          23,064
   Swift Energy Co. (A)                    350           9,216
   TEL Offshore Trust (A)                   18             135
   Tesoro Petroleum Corp. (A)              800          30,352
   Tetra Technologies, Inc. (A)            675          18,245
   Tidewater, Inc.                       1,464          50,464
   Todco, Cl. A (A)                      1,081          24,052
   Transmontaigne, Inc. (A)              2,965          20,963
   Ultra Petroleum Corp. (A)               930          46,946
   Unit Corp. (A)                          900          34,524
   Universal Compression Holdings,
     Inc. (A)                              600          21,060
   Veritas DGC, Inc. (A)                   660          16,896
   Vintage Petroleum, Inc.                 964          27,850
   Weatherford International Ltd. (A)    2,036         106,177
   Whiting Petroleum Corp. (A)             300           9,081
                                                  ------------
                                                     2,474,403
                                                  ------------
PHARMACEUTICALS--5.0%
   aaiPharma, Inc. (A)                     525             173
   Abgenix, Inc. (A)                     1,070           7,458
   Able Laboratories, Inc. (A)             400           9,536
   Accredo Health, Inc. (A)                535          24,235
   Adolor Corp. (A)                        800           7,112

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Alexion Pharmaceuticals, Inc. (A)       550    $     11,407
   Alkermes, Inc. (A)                    1,210          13,612
   Alpharma, Inc., Cl. A                   700           6,608
   American Pharmaceutical Partners,
     Inc. (A)                            1,550          80,786
   Andrx Group (A)                         690          13,738
   Atherogenics, Inc. (A)                1,000          10,740
   Avant Immunotherapeutics, Inc. (A)    1,900           2,318
   Barr Laboratories, Inc. (A)           1,519          78,775
   Bentley Pharmaceuticals, Inc. (A)     1,172           7,970
   BioMarin Pharmaceuticals, Inc. (A)    1,590           9,429
   Bone Care International, Inc. (A)       350           9,033
   Celgene Corp. (A)                     2,240          84,918
   Cell Genesys, Inc. (A)                  700           3,262
   Cephalon, Inc. (A)                      610          26,779
   Charles River Laboratories
     International, Inc. (A)               984          46,612
   Cubist Pharmaceuticals, Inc. (A)        700           6,335
   CuraGen Corp. (A)                       100             310
   Cytogen Corp. (A)                       175             654
   Dendreon Corp. (A)                    1,060           4,897
   Diagnostic Products Corp.               837          40,594
   Digene Corp. (A)                        300           5,715
   Endo Pharmaceutical Holdings,
     Inc. (A)                            1,919          38,092
   Eon Labs, Inc. (A)                    1,292          38,605
   First Horizon Pharmaceutical
     Corp. (A)                             810          14,669
   Genentech, Inc. (A)                  16,012       1,135,891
   Geron Corp. (A)                         850           5,245
   ImClone Systems (A)                   1,200          38,220
   Immunogen, Inc. (A)                     700           3,535
   Impax Laboratories, Inc. (A)          2,162          35,176
   Inspire Pharmaceuticals, Inc. (A)       450           3,177
   Invitrogen Corp. (A)                    767          56,198
   IVAX Corp. (A)                        3,456          65,318
   Kos Pharmaceuticals, Inc. (A)           850          40,945
   KV Pharmaceutical Co., Cl. A (A)      1,740          40,716
   Ligand Pharmaceuticals, Inc.,
     Cl. B (A)                           1,150           6,072
   Martek Biosciences Corp. (A)            500          19,135
   Medarex, Inc. (A)                     1,400           9,912
   Medicines Co. (A)                     1,190          25,407
   Medicis Pharmaceutical, Cl. A         1,200          33,720
   NPS Pharmaceuticals, Inc. (A)           950          11,543
   Onyx Pharmaceuticals, Inc. (A)          550          16,990
   Orasure Technologies, Inc. (A)        1,175           9,353
   OSI Pharmaceuticals, Inc. (A)           722          34,176
   Par Pharmaceutical Cos., Inc. (A)     1,094          32,853
   Parexel International Corp. (A)         690          12,579
   Perrigo Co.                           2,265          41,495
   Pharmion Corp. (A)                      300           6,930
   Pharmos Corp. (A)                     1,950           1,170
   Praecis Pharmaceuticals, Inc. (A)     1,675           1,591
   Priority Healthcare Corp., Cl. B (A)    450          10,251
   Protein Design Labs, Inc. (A)         2,760          49,349
   Salix Pharmaceuticals Ltd. (A)          825          11,798
   Sepracor, Inc. (A)                    1,849         110,792
   Serologicals Corp. (A)                  610          13,133
   Sirna Therapeutics, Inc. (A)          1,806           5,129
   Tanox, Inc. (A)                         550           5,291
   United Therapeutics Corp. (A)           300          14,397
   USANA Health Sciences, Inc. (A)         250          10,333

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Valeant Pharmaceuticals
   International                           910    $     18,883
   Vertex Pharmaceuticals, Inc. (A)      1,145          10,923
   XOMA Ltd. (A)                         1,800           2,160
   Zymogenetics, Inc. (A)                1,700          26,282
                                                  ------------
                                                     2,580,440
                                                  ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.0%
   Sonic Solutions, Inc. (A)               300           4,407
                                                  ------------
PRINTING & PUBLISHING--1.7%
   American Greetings, Cl. A               750          16,988
   Banta Corp.                             949          39,516
   Belo Corp., Cl. A                     1,280          29,990
   Bowne & Co., Inc.                       750           9,765
   Cenveo, Inc. (A)                      2,200          17,182
   Consolidated Graphics, Inc. (A)         200           9,180
   Courier Corp.                           200           9,756
   Dex Media, Inc. (A)                   2,100          45,990
   E.W. Scripps Co., Cl. A               2,488         126,714
   Harte-Hanks, Inc.                       900          25,650
   Hollinger International, Inc.         1,000           9,450
   John Wiley & Sons, Cl. A              1,170          42,307
   Journal Communications, Inc.,
     Cl. A                               2,100          32,340
   Journal Register Co. (A)              1,000          15,820
   Lee Enterprises, Inc.                   450          18,680
   Martha Stewart Living Omnimedia,
     Cl. A (A)                           1,019          20,614
   McClatchy Co., Cl. A                    640          45,248
   Media General, Inc.                     350          21,448
   Playboy Enterprises, Inc., Cl. B (A)    600           7,248
   Primedia, Inc. (A)                    3,700          16,354
   Pulitzer, Inc.                          180          11,457
   Readers Digest Association, Cl. A     1,100          18,700
   Reynolds & Reynolds Co., Cl. A        2,100          55,377
   RH Donnelley Corp. (A)                  370          21,072
   Scholastic Corp. (A)                  1,020          35,547
   Thomas Nelson, Inc.                     350           8,393
   Valassis Communications, Inc. (A)       900          31,725
   Washington Post, Cl. B                  145         125,316
                                                  ------------
                                                       867,827
                                                  ------------
PROFESSIONAL SERVICES--1.4%
   Alderwoods Group, Inc. (A)              600           7,830
   American Healthways, Inc. (A)           541          20,206
   Bright Horizons Family Solutions,
     Inc. (A)                              520          17,623
   Career Education Corp. (A)            1,491          46,877
   CDI Corp.                               400           8,844
   Corinthian Colleges, Inc. (A)         2,467          35,056
   Corporate Executive Board Corp.         600          39,438
   Corrections Corp. of America (A)        400          15,140
   DeVry, Inc. (A)                       1,700          38,760
   Education Management Corp. (A)        1,062          29,736
   FTI Consulting, Inc. (A)              1,045          23,074
   ITT Educational Services, Inc. (A)    1,240          57,015
   Jacobs Engineering Group, Inc. (A)      819          39,893
   Labor Ready, Inc. (A)                   500           8,345
   Laureate Education, Inc. (A)          1,250          55,525
   LECG Corp. (A)                          450           9,328
   Maximus, Inc. (A)                       300           9,210
   McDermott International, Inc. (A)       850          17,263

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   MoneyGram International, Inc.         1,609    $     31,215
   Navigant Consulting, Inc. (A)           600          14,082
   Per-Se Technologies, Inc. (A)           550           8,558
   Pre-Paid Legal Services, Inc.           400          14,284
   Resources Connection, Inc. (A)          900          17,199
   ServiceMaster Co.                     4,016          51,525
   Shaw Group, Inc. (A)                    750          13,553
   Spherion Corp. (A)                    1,280           7,181
   Stewart Enterprises, Inc. (A)         1,660           8,964
   Strayer Education, Inc.                 200          21,456
   Tetra Tech, Inc. (A)                    950          10,061
   URS Corp. (A)                           500          15,375
   Watson Wyatt & Co. Holdings             650          17,160
                                                  ------------
                                                       709,776
                                                  ------------
RAILROADS--0.1%
   Florida East Coast Industries,
     Cl. A                                 350          14,910
   Kansas City Southern (A)              1,300          24,596
                                                  ------------
                                                        39,506
                                                  ------------
REAL ESTATE INVESTMENT TRUSTS--6.7%
   Acadia Realty Trust                   1,658          26,611
   Alexander's, Inc. (A)                    90          20,652
   Alexandria Real Estate
   Equities, Inc.                          220          15,140
   AMB Property Corp.                    1,204          46,944
   American Financial Realty Trust       2,850          43,690
   American Home Mortgage
     Investment Corp.                      560          18,312
   AMLI Residential Properties
   Trust                                   430          12,006
   Annaly Mortgage Management, Inc.      2,150          41,108
   Anthracite Capital, Inc.                950          10,554
   Anworth Mortgage Asset Corp.            600           5,598
   Arbor Realty Trust, Inc.                400           9,800
   Arden Realty, Inc.                      650          23,198
   AvalonBay Communities, Inc.           1,000          72,000
   Bedford Property Investors              250           5,322
   Boston Properties, Inc.               1,651         109,742
   Brandywine Realty Trust                 580          16,414
   BRE Properties, Cl. A                   650          24,193
   Camden Property Trust                   700          35,700
   Capital Automotive                    1,168          39,689
   CarrAmerica Realty Corp.                700          23,128
   Catellus Development Corp.            1,447          40,082
   CBL & Associates Properties, Inc.       330          25,532
   Centerpoint Properties Corp.          1,120          46,155
   Colonial Properties Trust               509          19,673
   Commercial Net Lease Realty             930          17,651
   Corporate Office Properties
     Trust SBI MD                          500          13,150
   Correctional Properties Trust           561          14,395
   Cousins Properties, Inc.                610          16,470
   Crescent Real Estate Equities Co.     1,400          23,520
   CRT Properties, Inc.                    530          12,238
   Developers Diversified Realty Corp.   1,489          63,193
   Duke Realty Corp.                     2,071          63,373
   Eastgroup Properties                    350          13,125
   Entertainment Properties Trust          380          16,416
   Equity Inns, Inc.                       850           9,571
   Equity Lifestyle Properties, Inc.       370          13,542
   Equity One, Inc.                      1,076          22,531
   Essex Property Trust, Inc.              650          49,367

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Federal Realty Investment Trust         790    $     42,265
   FelCor Lodging Trust, Inc. (A)        1,100          13,464
   First Industrial Realty Trust         1,200          45,840
   Gables Residential Trust                750          27,487
   General Growth Properties, Inc.       3,336         130,471
   Getty Realty Corp.                      460          11,606
   Glenborough Realty Trust, Inc.          540          11,092
   Glimcher Realty Trust                   760          19,129
   Health Care Property
   Investors, Inc.                       1,850          47,434
   Health Care, Inc.                       650          21,775
   Healthcare Realty Trust, Inc.         1,200          46,332
   Heritage Property Investment Trust    1,540          47,432
   Highland Hospitality Corp.              700           7,343
   Highwoods Properties, Inc.              813          22,870
   Home Properties of New York, Inc.       390          16,321
   Hospitality Properties Trust            950          39,691
   Host Marriott Corp.                   5,051          84,958
   HRPT Properties Trust                 4,200          49,350
   IMPAC Mortgage Holdings, Inc.         2,000          36,640
   Innkeepers USA Trust                    750           9,953
   Investors Real Estate Trust             750           6,788
   iStar Financial, Inc.                 1,619          64,501
   Kilroy Realty Corp.                     620          27,051
   Kimco Realty Corp.                    1,455          80,592
   LaSalle Hotel Properties                300           9,114
   Lexington Corporate Properties
     Trust                                 650          14,937
   Liberty Property Trust                1,233          49,110
   LTC Properties, Inc.                    450           8,262
   Macerich Co.                            861          51,918
   Mack-Cali Realty Corp.                1,034          45,486
   Maguire Properties, Inc.              1,180          30,090
   Meristar Hospitality Corp. (A)        2,913          19,954
   MFA Mortgage Investments, Inc.        1,180           8,472
   Mid-America Apartment
     Communities, Inc.                     330          12,616
   Mills Corp.                             781          44,626
   Mission West Properties               1,340          13,601
   National Health Investors, Inc.         520          13,624
   Nationwide Health Properties, Inc.      860          18,430
   New Century Financial Corp.             675          30,679
   New Plan Excel Realty Trust           1,758          45,374
   Newcastle Investment Corp.            1,200          35,388
   Novastar Financial, Inc.                250           8,925
   Omega Healthcare Investors, Inc.        750           8,415
   Pan Pacific Retail Properties, Inc.     400          24,168
   Parkway Properties, Inc.                200           9,120
   Pennsylvania Real Estate
     Investment Trust                      450          18,968
   Post Properties, Inc.                   600          19,548
   Prentiss Properties Trust               700          23,254
   PS Business Parks, Inc.                 500          20,180
   Public Storage, Inc.                  1,966         115,404
   RAIT Investment Trust                   420          11,395
   Ramco-Gershenson Properties             300           8,307
   Realty Income Corp.                   1,400          33,754
   Reckson Associates Realty             1,600          51,600
   Redwood Trust, Inc.                     705          35,335
   Regency Centers Corp.                   886          46,648
   Saul Centers, Inc.                      250           8,375
   Saxon Capital, Inc.                     520           8,944
   Senior Housing Properties Trust       2,254          38,994

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Shurgard Storage Centers, Inc.        1,200    $     50,196
   SL Green Realty Corp.                   390          23,790
   Sovran Self Storage, Inc.               200           8,550
   Sun Communities, Inc.                   450          15,683
   Tanger Factory Outlet Centers           540          12,506
   Taubman Centers, Inc.                 1,200          35,520
   Thornburg Mortgage, Inc.              1,209          36,222
   Town & Country Trust                    300           8,055
   Trizec Properties, Inc.               2,212          44,218
   United Dominion Realty Trust, Inc.    1,788          39,604
   Universal Health Realty Income
     Trust                                 250           8,188
   Ventas, Inc.                          1,900          51,262
   Vornado Realty Trust                  1,830         139,904
   Washington Real Estate
     Investment Trust                      700          20,867
   Weingarten Realty Investors           1,190          42,852
                                                  ------------
                                                     3,470,602
                                                  ------------
RETAIL--5.6%
   1-800-Flowers.com, Inc. (A)           1,868          12,516
   7-Eleven, Inc. (A)                    1,739          40,675
   99 Cents Only Stores (A)                500           5,540
   Abercrombie & Fitch Co., Cl. A        1,382          74,559
   AC Moore Arts & Crafts, Inc. (A)        460          11,965
   Advance Auto Parts (A)                1,078          57,511
   Aeropostale, Inc. (A)                   555          15,501
   American Eagle Outfitters             1,920          50,342
   AnnTaylor Stores Corp. (A)              675          16,531
   Applebees International, Inc.         1,500          37,170
   Asbury Automotive Group, Inc. (A)       740          10,168
   Barnes & Noble, Inc. (A)              1,084          38,590
   Bebe Stores, Inc.                       900          29,088
   Big 5 Sporting Goods Corp. (A)          300           7,167
   BJ's Restaurants, Inc. (A)            1,533          27,057
   BJ's Wholesale Club, Inc. (A)         1,900          50,635
   Bob Evans Farms                         300           6,120
   Borders Group, Inc.                   1,000          24,190
   Brinker International, Inc. (A)       1,403          47,421
   Brookstone, Inc. (A)                    400           7,908
   Brown Shoe Co., Inc                     280           8,652
   Buckle, Inc.                            250           8,600
   Burlington Coat Factory Warehouse       760          20,938
   Cabela's, Inc., Cl. A (A)             1,341          26,726
   California Pizza Kitchen, Inc. (A)      400           9,120
   Carmax, Inc. (A)                      1,514          41,302
   Casey's General Stores, Inc.          1,200          20,256
   Cash America International, Inc.        560           8,316
   CBRL Group, Inc.                        500          19,265
   CEC Entertainment, Inc. (A)           1,142          41,340
   Charlotte Russe Holding, Inc. (A)       400           4,276
   Charming Shoppes (A)                  2,320          17,261
   Cheesecake Factory (A)                1,695          52,020
   Chico's Fas, Inc. (A)                 2,500          64,075
   Children's Place (A)                    350          13,023
   Christopher & Banks Corp.               380           5,936
   CKE Restaurants, Inc. (A)               700          10,388
   Claire's Stores, Inc.                 1,050          22,911
   Coldwater Creek, Inc. (A)               675          11,286
   Copart, Inc. (A)                      1,550          33,604
   Cost Plus, Inc. (A)                     400           9,276
   CSK Auto Corp. (A)                      900          13,959

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   DEB Shops, Inc.                         350    $      8,389
   Deckers Outdoor Corp. (A)               300           6,321
   Dick's Sporting Goods, Inc. (A)         400          12,304
   Dollar Tree Stores, Inc. (A)          1,779          43,568
   Domino's Pizza, Inc.                  1,864          33,850
   Dress Barn, Inc. (A)                    400           6,880
   Electronics Boutique Holdings
     Corp. (A)                             460          25,636
   Finish Line                             840          15,137
   Foot Locker, Inc.                     2,117          56,439
   Fred's, Inc., Cl. A                     490           7,076
   GameStop Corp. (A)                      450          11,074
   Gander Mountain Co. (A)                 300           3,120
   Genesco, Inc. (A)                       300           7,719
   Goody's Family Clothing, Inc.           600           4,950
   Guitar Center, Inc. (A)                 410          20,233
   Haverty Furniture                       450           6,457
   Hibbett Sporting Goods, Inc. (A)        300           8,091
   HOT Topic, Inc. (A)                     750          14,992
   Ihop Corp.                              300          12,270
   Insight Enterprises, Inc. (A)         1,450          26,245
   J Jill Group, Inc. (A)                  350           4,389
   Jack in the Box, Inc. (A)               400          14,624
   Jo-Ann Stores, Inc. (A)                 460          11,638
   JOS A Bank Clothiers, Inc. (A)          250           8,200
   K-Swiss, Inc., Cl A                     400          12,000
   Kenneth Cole Productions, Inc.          250           7,495
   Krispy Kreme Doughnuts, Inc. (A)        610           3,611
   Landry's Seafood Restaurants            400          10,400
   Linens 'N Things, Inc. (A)            1,442          33,642
   Lithia Motors, Inc.                     300           7,398
   Lone Star Steakhouse & Saloon           430          12,191
   Longs Drug Stores Corp.               1,200          43,620
   MarineMax, Inc. (A)                     460          12,443
   Marvel Enterprises, Inc. (A)          2,615          51,254
   Men's Wearhouse, Inc. (A)               500          20,635
   Michaels Stores, Inc.                 1,958          65,006
   Mothers Work, Inc. (A)                  250           2,963
   Movado Group, Inc.                      500           8,035
   Movie Gallery, Inc.                     350           9,461
   MSC Industrial Direct Co., Cl. A      1,000          26,870
   Neiman-Marcus Group, Inc., Cl. A        717          70,495
   O'Charleys, Inc. (A)                    400           7,976
   O'Reilly Automotive, Inc. (A)           950          48,754
   Outback Steakhouse, Inc.                840          33,936
   Pacific Sunwear of California (A)     2,200          49,742
   Papa John's International, Inc. (A)     360          12,341
   Payless Shoesource, Inc. (A)          1,800          24,588
   PEP Boys-Manny Moe & Jack             1,970          27,935
   Petco Animal Supplies, Inc. (A)       1,250          39,125
   Petsmart, Inc.                        2,020          53,833
   PF Chang's China Bistro, Inc. (A)       340          18,877
   Pier 1 Imports, Inc.                  2,650          38,478
   Rare Hospitality International,
     Inc. (A)                              550          15,301
   Red Robin Gourmet Burgers, Inc. (A)     250          12,115
   Retail Ventures, Inc. (A)               900           9,072
   Rite Aid Corp. (A)                    4,750          17,243
   Ross Stores, Inc.                     2,202          58,837
   Ruby Tuesday, Inc.                      600          13,500
   Ruddick Corp.                         1,100          24,706
   Ryan's Restaurant Group, Inc. (A)       850          10,778

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Saks, Inc.                            1,500    $     25,560
   School Specialty, Inc. (A)              350          12,989
   Select Comfort Corp. (A)                900          19,908
   Sharper Image Corp. (A)                 370           4,954
   ShopKo Stores, Inc. (A)                 550          13,178
   Smart & Final, Inc. (A)                 500           4,950
   Sonic Automotive, Inc.                  620          12,195
   Sonic Corp. (A)                         505          16,180
   Sports Authority, Inc. (A)              250           6,650
   Stage Stores, Inc. (A)                  320          12,102
   Steak N Shake Co. (A)                   400           7,232
   Stein Mart, Inc. (A)                    930          18,842
   Stride Rite Corp.                     1,250          15,250
   Talbots, Inc.                           950          24,273
   TBC Corp. (A)                           230           6,017
   Too, Inc. (A)                           620          14,266
   Tractor Supply Co. (A)                1,110          44,644
   Trans World Entertainment (A)           850          11,288
   Tuesday Morning Corp. (A)               700          18,382
   Ultimate Electronics, Inc. (A)          400              14
   Urban Outfitters, Inc. (A)            1,780          78,854
   Weis Markets, Inc.                      550          20,845
   West Marine, Inc. (A)                   400           6,540
   Whole Foods Market, Inc.                830          82,768
   Williams-Sonoma, Inc. (A)             1,600          53,584
   World Fuel Services Corp.               300           7,500
   Yankee Candle Co., Inc. (A)           1,600          44,464
   Zale Corp. (A)                          700          18,921
                                                  ------------
                                                     2,919,792
                                                  ------------
RUBBER & PLASTIC--0.1%
   Bandag, Inc.                            350          15,204
   Myers Industries, Inc.                  605           5,814
   Schulman A, Inc.                        350           5,845
   Trex Co., Inc. (A)                      200           8,036
                                                  ------------
                                                        34,899
                                                  ------------
SEMI-CONDUCTORS/INSTRUMENTS--2.3%
   Actel Corp. (A)                         350           4,910
   Advanced Energy Industries,
     Inc. (A)                              350           3,703
   Agere Systems, Inc., Cl. A (A)       25,475          29,806
   AMIS Holdings, Inc. (A)                 400           4,504
   Amkor Technology, Inc. (A)            1,620           5,233
   Amphenol Corp., Cl. A                 1,336          52,692
   Artesyn Technologies, Inc. (A)          750           5,287
   Asyst Technologies, Inc. (A)            550           1,804
   Atmel Corp. (A)                      13,090          30,238
   ATMI, Inc. (A)                        1,150          26,352
   Avanex Corp. (A)                      1,600           1,728
   Axcelis Technologies, Inc. (A)        1,130           7,017
   Benchmark Electronics, Inc. (A)         600          16,224
   Brillian Corp. (A)                       25              45
   Brooks Automation, Inc. (A)           1,410          18,133
   Caliper Life Sciences Inc (A)           250           1,447
   Ceradyne, Inc. (A)                      300           5,958
   Conexant Systems, Inc. (A)            4,266           4,778
   Cree, Inc. (A)                          930          22,497
   Cubic Corp.                             400           7,036
   Cymer, Inc. (A)                         700          17,353
   Cypress Semiconductor Corp. (A)       3,850          46,161

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   DSP Group, Inc. (A)                     490    $     11,809
   Emulex Corp. (A)                      2,220          34,477
   ESS Technology (A)                      650           2,496
   Exar Corp. (A)                        1,550          19,669
   Fairchild Semiconductor
     International, Inc., Cl. A (A)      3,400          45,730
   Finisar Corp. (A)                     7,280           9,173
   Genesis Microchip, Inc. (A)             500           7,155
   Helix Technology Corp.                  400           4,818
   Integrated Circuit Systems, Inc. (A)  2,050          37,453
   Integrated Device Technology,
     Inc. (A)                            2,939          31,447
   Integrated Silicon Solutions,
     Inc. (A)                              500           3,230
   International Rectifier Corp. (A)       720          30,629
   Intersil Corp., Cl. A                 1,556          27,168
   Lattice Semiconductor Corp. (A)       1,600           7,296
   Mattson Technology, Inc. (A)          1,030           6,540
   MEMC Electronic Materials, Inc. (A)   4,525          53,078
   Methode Electronics, Inc.               650           7,325
   Micrel, Inc. (A)                      1,120          10,528
   Microchip Technology, Inc.            2,722          77,523
   Microsemi Corp. (A)                   1,500          25,380
   Mindspeed Technologies, Inc. (A)      3,250           4,420
   Mykrolis Corp. (A)                      900          11,475
   Omnivision Technologies, Inc. (A)     1,530          21,420
   ON Semiconductor Corp. (A)            8,420          28,965
   Oplink Communications, Inc. (A)         950           1,434
   OSI Systems, Inc. (A)                   938          13,320
   Park Electrochemical Corp.              300           6,645
   Pericom Semiconductor Corp. (A)         700           5,866
   Photon Dynamics, Inc. (A)               250           4,837
   Photronics, Inc. (A)                    550           8,745
   Pixelworks, Inc. (A)                    830           6,391
   Plexus Corp. (A)                      1,500          18,165
   Power Integration (A)                   600          13,050
   Rambus, Inc. (A)                      3,050          43,371
   RF Micro Devices, Inc. (A)            4,730          18,542
   Semtech Corp. (A)                     1,000          16,890
   Sigmatel, Inc. (A)                      635          16,631
   Silicon Image, Inc. (A)               1,220          12,285
   Silicon Laboratories, Inc. (A)        1,450          36,830
   Silicon Storage Technology (A)          990           2,594
   Siliconix, Inc. (A)                     450          14,836
   Sirenza Microdevices, Inc. (A)          950           2,489
   Sirf Technology Holdings, Inc. (A)      550           6,276
   Skyworks Solutions, Inc. (A)          5,486          28,747
   Standard Microsystems Corp. (A)         300           4,245
   Stratos Lightwave, Inc. (A)             210             840
   Tessera Technologies, Inc. (A)          660          17,530
   Three-Five Systems, Inc. (A)            100              78
   Transmeta Corp. (A)                     500             345
   Transwitch Corp. (A)                    300             375
   Triquint Semiconductor, Inc. (A)      1,900           5,624
   TTM Technologies, Inc. (A)              650           5,857
   Varian Semiconductor Equipment
     Associates, Inc. (A)                1,008          37,588
   Vitesse Semiconductor Corp. (A)       1,570           3,266
   Zoran Corp. (A)                         639           6,761
                                                  ------------
                                                     1,192,563
                                                  ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

REAL ESTATE--0.5%
   Avatar Holdings, Inc. (A)               200    $      9,710
   CB Richard Ellis Group, Inc. (A)      1,650          57,338
   Forest City Enterprises, Inc.,
     Cl. A                                 765          48,310
   Jones Lang LaSalle, Inc. (A)            610          22,875
   Orleans Homebuilders, Inc. (A)          400           6,936
   St. Joe Co.                           1,070          74,461
   Trammell Crow Co. (A)                   550          11,715
   WP Carey & Co. LLC                      440          13,068
                                                  ------------
                                                       244,413
                                                  ------------
SOFTWARE--2.0%
   Activision, Inc. (A)                  2,900          41,934
   Actuate Corp. (A)                       500             950
   Advent Software, Inc. (A)               700          12,488
   Akamai Technologies, Inc. (A)         1,800          21,258
   Altiris, Inc. (A)                       350           5,701
   Art Technology Group, Inc. (A)          800             760
   Aspect Communications Corp. (A)         650           5,531
   At Road, Inc. (A)                       650           2,203
   BEA Systems, Inc. (A)                 5,972          41,207
   Borland Software Corp. (A)            1,810          10,516
   Brocade Communications System,
     Inc. (A)                            8,772          38,246
   Cerner Corp. (A)                        430          24,966
   Commerce One, Inc. (A)                   75               8
   DST Systems, Inc. (A)                 1,223          55,524
   E.piphany, Inc. (A)                   1,100           3,377
   Echelon Corp. (A)                       400           2,516
   Epicor Software Corp. (A)               600           6,606
   F5 Networks, Inc. (A)                   350          14,983
   Hyperion Solutions Corp. (A)            950          38,636
   Informatica Corp. (A)                 1,250           9,662
   Interactive Intelligence, Inc. (A)      350           1,439
   Internet Security Systems (A)         1,850          35,983
   Interwoven, Inc. (A)                    100             772
   Keane, Inc. (A)                       1,570          18,683
   Lawson Software, Inc. (A)             1,500           7,920
   Magma Design Automation, Inc. (A)       450           2,763
   Mantech International Corp.,
     Cl. A (A)                             400           9,620
   Matrixone, Inc. (A)                     400           1,708
   Micromuse, Inc. (A)                   1,690           8,737
   Microstrategy, Inc., Cl. A (A)          606          26,379
   Midway Games, Inc. (A)                  800           7,352
   National Instruments Corp.              750          16,155
   NETIQ Corp. (A)                         950          10,184
   Omnicell, Inc. (A)                      620           3,813
   Opsware, Inc. (A)                     1,150           5,497
   Packeteer, Inc. (A)                     350           4,088
   PDF Solutions, Inc. (A)                 201           2,659
   Peregrine Systems, Inc. (A)              10             210
   Pixar, Inc. (A)                       2,180          99,713
   Portal Software, Inc. (A)               390             917
   Progress Software Corp. (A)             650          17,342
   Quest Software, Inc. (A)              1,070          12,690
   RealNetworks, Inc. (A)                5,900          36,344
   Red Hat, Inc. (A)                     1,950          20,963
   Renaissance Learning, Inc.              450           7,502
   S1 Corp. (A)                          1,100           5,808

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Saba Software, Inc. (A)                 187    $        789
   Salesforce.com, Inc. (A)              1,540          22,299
   ScanSoft, Inc. (A)                    1,400           5,628
   Seebeyond Technology Corp. (A)          800           2,144
   Serena Software, Inc. (A)             1,823          34,692
   SonicWall, Inc. (A)                   1,800           9,252
   SS&C Technologies, Inc.                 350           8,894
   Sybase, Inc. (A)                      2,650          50,165
   Take-Two Interactive Software (A)     1,545          36,354
   THQ, Inc. (A)                           550          13,871
   Tibco Software, Inc. (A)              2,930          20,920
   TradeStation Group, Inc. (A)          1,100           7,095
   Transaction Systems Architects,
     Inc., Cl. A (A)                       500          10,365
   Trizetto Group (A)                    1,100          11,451
   Ulticom, Inc. (A)                       700           6,251
   Verint Systems, Inc. (A)                560          17,819
   Verity, Inc. (A)                        600           4,920
   Vignette Corp. (A)                    4,150           4,856
   Vitria Technology, Inc. (A)              87             237
   WebEx Communications, Inc. (A)        1,743          38,032
   webMethods, Inc. (A)                  1,100           5,137
   Wind River Systems (A)                2,170          28,167
                                                  ------------
                                                     1,041,651
                                                  ------------
SPECIALTY MACHINERY--0.3%
   Aaon, Inc. (A)                          832          15,201
   Lennox International, Inc.              990          19,354
   Littelfuse, Inc. (A)                    340           9,160
   Modine Manufacturing Co.                600          16,248
   Tecumseh Products Co.                   970          33,698
   Valence Technology, Inc. (A)          4,688           9,376
   Watsco, Inc.                            400          17,356
   York International Corp.                800          31,304
                                                  ------------
                                                       151,697
                                                  ------------
STEEL & STEEL WORKS--0.3%
   AK Steel Holding Corp. (A)            2,240          16,240
   Carpenter Technology                    400          22,120
   Maverick Tube Corp. (A)                 540          15,709
   Mittal Steel Co., Cl. A                 801          19,184
   Quanex Corp.                            510          25,735
   Reliance Steel & Aluminum Co.           350          13,205
   Ryerson Tull, Inc.                      500           5,225
   Schnitzer Steel Industries, Inc.,
     Cl. A                                 375           9,236
   Steel Dynamics, Inc.                    532          14,460
   Texas Industries, Inc.                  380          17,548
                                                  ------------
                                                       158,662
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS--2.7%
   Adelphia Business Solutions,
     Inc. (A)+                             199               4
   Adtran, Inc.                          2,273          47,119
   Alamosa Holdings, Inc. (A)            2,300          29,877
   Alaska Communications Systems
     Group, Inc. (A)                     1,100          10,345
   American Tower Corp., Cl. A (A)       3,267          56,290
   Anixter International, Inc. (A)         600          22,152
   Audiovox Corp., Cl. A (A)             1,464          19,998
   Centennial Communications Corp. (A)   1,790          20,585
   Cincinnati Bell, Inc. (A)             8,900          35,600

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Commonwealth Telephone (A)              500    $     23,230
   Covad Communications Group (A)        1,900           2,156
   Crown Castle International Corp. (A)  3,281          52,923
   Dobson Communications Corp. (A)       3,000           6,000
   Equinix, Inc. (A)                       360          12,593
   Exodus Communications, Inc. (A)+        550              --
   Foundry Networks, Inc. (A)            3,860          32,424
   General Cable Corp. (A)                 600           7,290
   General Communication, Cl. A (A)      2,270          19,159
   Global Crossing Ltd. (A)                500           6,020
   Global Payments, Inc.                   576          37,302
   IDT Corp., Cl. B (A)                  1,929          27,122
   j2 Global Communications, Inc. (A)      250           8,930
   Juniper Networks, Inc. (A)            7,716         174,304
   Level 3 Communications, Inc.(A)       6,230          11,276
   MCI, Inc.                             4,803         127,424
   Metromedia Fiber Network,
     Inc., Cl. A (A)+                      600              --
   Nextel Partners, Inc., Cl. A (A)      2,689          63,245
   NII Holdings, Inc. (A)                1,317          65,942
   North Pittsburgh Systems, Inc.          982          17,755
   Novatel Wireless, Inc. (A)              350           3,136
   NTL, Inc. (A)                         1,274          81,511
   Optical Cable Corp. (A)                  84             382
   Premiere Global Services, Inc. (A)    1,340          14,472
   Primus Telecommunications
     Group (A)                           2,500           3,775
   Shenandoah Telecomm Co. (A)             400          11,744
   Spectrasite, Inc. (A)                   713          40,021
   SureWest Communications                 250           5,102
   Sycamore Networks, Inc. (A)           2,550           8,568
   Syniverse Holdings, Inc. (A)          1,802          21,804
   Telephone & Data Systems, Inc.          790          60,980
   Time Warner Telecom, Inc., Cl. A (A)    150             610
   Triton PCS Holdings, Inc., Cl. A (A)  1,050           1,732
   Ubiquitel, Inc. (A)                   1,700          12,291
   US Cellular Corp. (A)                 1,193          55,117
   US Unwired, Inc. (A)                  2,350          11,304
   Valor Communications Group, Inc. (A)  1,793          24,206
   Warwick Valley Telephone Co.            600          13,032
   West Corp. (A)                          967          31,321
   Western Wireless Corp., Cl. A (A)     1,356          53,142
                                                  ------------
                                                     1,391,315
                                                  ------------
TESTING LABORATORIES--0.4%
   Accelrys, Inc. (A)                      610           3,154
   Amylin Pharmaceticals, Inc. (A)       2,163          36,771
   Antigenics, Inc. (A)                    900           6,462
   Ariad Pharmaceuticals, Inc. (A)         900           5,526
   CV Therapeutics, Inc. (A)               500           9,910
   Diversa Corp. (A)                       750           3,937
   Dyax Corp. (A)                          550           2,189
   eResearch Technology, Inc. (A)          630           7,157
   Exelixis, Inc. (A)                    1,490          10,206
   Incyte Corp. (A)                      1,760          11,510
   Isis Pharmaceuticals, Inc. (A)        1,980           5,742
   Lexicon Genetics, Inc. (A)            1,000           4,380
   Luminex Corp. (A)                       700           5,530
   Myriad Genetics, Inc. (A)               390           6,302
   Oscient Pharmaceuticals Corp. (A)     1,500           3,000
   Pharmaceutical Product
     Development, Inc. (A)                 861          39,072

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Pharmacopeia Drug Discovery, Inc. (A)   305    $      1,495
   Rigel Pharmaceuticals, Inc. (A)         300           5,145
   SFBC International, Inc. (A)            300           9,360
   Symyx Technologies, Inc. (A)            400           9,748
   Tejon Ranch Co. (A)                     370          16,410
   Trimeris, Inc. (A)                      250           2,488
                                                  ------------
                                                       205,494
                                                  ------------
TRUCKING--1.1%
   Arkansas Best Corp.                     510          16,080
   CH Robinson Worldwide, Inc.           1,200          61,920
   CNF, Inc.                               800          34,200
   Expeditors International
     Washington, Inc.                    1,400          68,754
   Forward Air Corp.                       585          14,075
   GATX Corp.                              750          24,540
   Heartland Express                       975          18,077
   Hunt JB Transportation Services,
     Inc.                                1,176          45,970
   Kirby Corp. (A)                         450          18,333
   Knight Transportation, Inc.             945          19,968
   Laidlaw International, Inc. (A)       1,675          37,503
   Landstar Systems, Inc. (A)            1,200          36,780
   Old Dominion Freight Line (A)           300           8,430
   Overnite Corp.                          350          10,493
   Pacer International, Inc. (A)           580          12,023
   SCS Transportation, Inc. (A)            300           4,587
   Sirva, Inc. (A)                       1,600          11,168
   Swift Transportation Co., Inc. (A)    1,527          32,571
   USF Corp.                               600          25,578
   Wabash National Corp.                   490          12,495
   Werner Enterprises, Inc.              2,287          42,493
   Yellow Roadway Corp. (A)                734          35,966
                                                  ------------
                                                       592,004
                                                  ------------
WATER UTILITIES--0.1%
   Aqua America, Inc.                    2,375          63,412
                                                  ------------
WHOLESALE--1.4%
   Adesa, Inc.                             848          20,513
   Aramark Corp.                         2,718          66,618
   Arrow Electronics, Inc. (A)           1,675          40,770
   Aviall, Inc. (A)                        400          11,700
   Avnet, Inc. (A)                       1,754          33,133
   Barnes Group, Inc.                      300           8,625
   Central European Distribution
     Corp. (A)                             300          11,136
   Fastenal Co.                          1,050          56,238
   Fresh Del Monte Produce               1,027          29,680
   Handleman Co.                           400           6,940
   Hughes Supply, Inc.                   1,600          41,760
   Ingram Micro, Inc., Cl. A (A)         2,262          37,685
   LKQ Corp. (A)                           400           8,056
   Navarre Corp. (A)                       550           4,400
   Owens & Minor Inc. Holding Co.          900          26,109
   Patterson Cos., Inc. (A)              1,840          93,012
   Performance Food Group Co. (A)        1,403          37,727
   SCP Pool Corp.                          765          24,924
   Tech Data Corp. (A)                   1,180          43,105
   United Natural Foods, Inc. (A)        1,500          40,200
   United Stationers, Inc. (A)             923          38,932

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Valhi, Inc.                           1,823    $     32,832
   Wesco International, Inc. (A)         1,431          34,602
                                                  ------------
                                                       748,697
                                                  ------------
TOTAL COMMON STOCK
 (COST $49,160,331)--99.7%                          51,679,417
                                                  ------------

WARRANTS
COMMUNICATIONS--0.0%
   RCN Chapter 11 (A) +                      1              --
                                                  ------------
COMPUTERS & SERVICES--0.0%
   Redback Networks, Inc.,
     expires 01/05/11 (A)                    6              11
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS--0.0%
   NTL, Inc. Series A,
     expires 01/13/11 (A)                    3               4
                                                  ------------
TOTAL WARRANTS
 (COST $41,701)--0.0%                                       15
                                                  ------------

TOTAL INVESTMENTS
 (COST $49,202,032)--99.7%                          51,679,432

OTHER ASSETS AND LIABILITIES, NET--0.3%                143,160
                                                  ------------

NET ASSETS                                        $ 51,822,592
                                                  ============

(A)    Non-income producing security.
 +     Fair-valued security.

Amounts designated as "--"are either $0 or round to $0.




The following futures contracts were open as of April 30, 2005:

                      # of                      Unrealized      Expiration
Description        Contracts      Value        Appreciation        Date
-----------        ----------     -----        ------------        ----
S&P Mid-Cap
  E-Mini               2         $126,860         $(700)         June 2005



At April 30, 2005, the tax basis cost of the Fund's investments was $49,419,118, and the unrealized appreciation and depreciation were $8,704,623 and $(6,444,309), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

               Asian Pacific Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

FOREIGN COMMON STOCK
AUSTRALIA--17.4%
   Amcor Ltd.                            3,578    $     18,045
   AMP Ltd.                              9,194          48,235
   Aristocrat Leisure Ltd.               1,367          10,352
   Australia and New Zealand Banking
     Group Ltd.                          9,709         163,497
   Australia Gas Light Co. Ltd.          2,920          32,736
   BHP Billiton Ltd.                    17,913         224,314
   BHP Steel Ltd.                        3,200          19,037
   Boral Ltd.                            2,466          11,128
   Brambles Industries Ltd.              5,971          36,593
   Centro Properties Group               4,370          17,468
   Coca-Cola Amatil Ltd.                 1,800          11,636
   Coles Myer Ltd.                       5,776          38,600
   Commonwealth Bank of Australia        6,793         192,722
   Commonwealth Property Office Fund     6,041           5,966
   Computershare Ltd.                    2,073           8,157
   CSL Ltd.                              1,090          26,890
   CSR Ltd.                              4,044           7,514
   Foster's Group Ltd.                  10,674          42,666
   Futuris Corp. Ltd.                    4,062           5,994
   General Property Trust                9,176          26,434
   Iluka Resources Ltd.                  1,570           7,170
   ING Industrial Fund                   3,740           6,015
   Insurance Australia Group Ltd.        9,080          42,958
   James Hardie Industries               2,015           8,809
   John Fairfax Holdings Ltd.            6,339          18,756
   Leighton Holdings Ltd.                1,988          15,365
   Lend Lease Corp. Ltd.                 1,336          12,464
   Lion Nathan Ltd.                      2,000          11,383
   Macquarie Bank Ltd.                   1,129          40,325
   Macquarie Goodman Group (A)           6,032          18,601
   Macquarie Infrastructure Group        9,443          26,761
   Mirvac Group                          2,904           9,499
   National Australia Bank Ltd.          8,273         188,272
   Newcrest Mining Ltd.                  1,246          14,406
   OneSteel Ltd.                         3,079           5,240
   Orica Ltd.                            1,120          13,728
   Origin Energy Ltd.                    4,222          23,106
   Pacific Brands Ltd.                   2,543           4,348
   PaperlinX Ltd.                        1,671           3,679
   Patrick Corp. Ltd.                    2,000           8,494
   Publishing & Broadcasting Ltd.        1,000          11,141
   Qantas Airways Ltd.                   4,600          11,564
   Qbe Insurance Group Ltd.              3,777          43,936
   Rinker Group Ltd.                     5,020          44,560
   Rio Tinto Ltd.                        1,661          53,685
   Santos Ltd.                           3,419          24,717
   Southcorp Ltd. (A)                       85             281
   Stockland                             7,513          34,254
   Suncorp-Metway Ltd.                   2,890          44,493
   Tabcorp Holdings Ltd.                 2,736          33,108
   Telstra Corp. Ltd.                   11,566          43,703
   Toll Holdings Ltd.                    1,000           9,915
   Transurban Group                      1,768          10,228
   Wesfarmers Ltd.                       2,007          56,250
   Westfield Group                       7,800          98,771
   Westpac Banking Corp. Ltd.            9,510         144,406
   WMC Ltd.                              7,062          31,591

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   WMC Resources Ltd.                    6,762    $     41,810
   Woodside Petroleum Ltd.               2,657          48,747
   Woolworths Ltd.                       5,126          61,189
                                                  ------------
                                                     2,275,712
                                                  ------------
HONG KONG--5.8%
   Bank of East Asia                     8,600          25,216
   BOC Hong Kong Holdings Ltd.          22,500          42,586
   Cathay Pacific Airways Ltd.           4,000           7,622
   Cheung Kong Holdings Ltd.             8,000          75,452
   Cheung Kong Infrastructure
     Holdings Ltd.                       2,000           6,313
   CLP Holdings Ltd.                    10,200          57,852
   Esprit Holdings Ltd.                  4,500          33,492
   Giordano International Ltd.          10,000           6,929
   Hang Lung Properties Ltd.             7,000          10,734
   Hang Seng Bank Ltd.                   4,100          56,031
   Henderson Land Development            3,000          13,936
   Hong Kong & China Gas                16,900          34,589
   Hong Kong Electric Holdings           6,500          29,693
   Hong Kong Exchanges &
     Clearing Ltd.                       4,000           9,752
   Hopewell Holdings                     3,000           7,295
   Hutchison Whampoa Ltd.               11,000          98,101
   Johnson Electric Holdings            18,000          16,053
   Kingboard Chemical Holdings Ltd.      4,500          13,397
   Li & Fung Ltd.                       12,000          22,944
   New World Development Ltd.            9,000           9,643
   Shangri-La Asia Ltd.                  6,000           9,162
   Sino Land Co.                         8,000           7,494
   Sun Hung Kai Properties Ltd.          8,000          76,479
   Swire Pacific Ltd.                    4,500          37,534
   Techtronic Industries Co.             4,000           8,906
   Television Broadcasts Ltd.            2,000          10,060
   Wharf Holdings Ltd.                   6,000          19,980
   Yue Yuen Industrial Holdings          2,500           7,090
                                                  ------------
                                                       754,335
                                                  ------------
JAPAN--71.4%
   7-Eleven Japan                        2,000          55,953
   Acom Co. Ltd.                           430          27,330
   Advantest Corp.                         300          20,914
   Aeon Co. Ltd.                         3,100          47,793
   Aiful Corp. (B)                         300          22,105
   Aisin Seiki Co. Ltd.                    600          12,925
   Ajinomoto Co., Inc.                   3,000          35,834
   All Nippon Airways Co. Ltd.           2,000           6,455
   Alps Electric Co. Ltd.                1,000          15,523
   Aoyama Trading Co. Ltd.                 300           7,802
   Asahi Breweries Ltd.                  2,300          29,074
   Asahi Glass Co. Ltd.                  4,000          43,934
   Asahi Kasei Corp.                     7,000          33,481
   Asatsu-DK, Inc..                        200           6,202
   Autobacs Seven Co. Ltd.                 200           6,467
   Bandai Co. Ltd.                         300           6,818
   Bank of Fukuoka Ltd.                  2,000          12,020
   Bank of Yokohama Ltd.                 7,000          39,685
   Benesse Corp                            200           6,443
   Bridgestone Corp.                     3,000          57,091
   Canon, Inc.                           4,200         217,597
   Central Japan Railway Co.                 6          49,156

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

               Asian Pacific Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Chiba Bank Ltd.                       5,000    $     30,517
   Chubu Electric Power Co., Inc.        3,300          79,008
   Chugai Pharmaceutical Co. Ltd.        1,800          28,054
   Citizen Watch Co. Ltd.                1,000           9,041
   Coca-Cola West Japan Co. Ltd.           300           6,873
   Credit Saison Co. Ltd.                  700          23,725
   CSK Corp.                               300          11,328
   Dai Nippon Printing Co. Ltd.          3,000          47,749
   Daicel Chemical Industries Ltd.       2,000          10,660
   Daiichi Pharmaceutical Co. Ltd.       1,500          34,492
   Daikin Industries Ltd.                1,000          24,748
   Daimaru, Inc.                         1,000           8,719
   Dainippon Ink and Chemicals, Inc.     3,000           8,078
   Dainippon Screen Manufacturing
     Co. Ltd.                            1,000           6,698
   Daito Trust Construction Co. Ltd.       400          15,905
   Daiwa House Industry Co. Ltd.         3,000          33,361
   Daiwa Securities Group, Inc.          7,000          43,756
   Denso Corp.                           2,900          68,409
   Dentsu, Inc.                              6          15,225
   Dowa Mining Co. Ltd.                  1,000           6,481
   East Japan Railway Co.                   18          93,392
   Ebara Corp.                           2,000           7,975
   Eisai Co. Ltd.                        1,300          43,088
   Electric Power Development Co.          700          20,996
   Fanuc Ltd.                              800          46,750
   Fast Retailing Co. Ltd.                 200          11,737
   Fuji Photo Film Co. Ltd.              2,500          82,016
   Fuji Soft ABC, Inc.                     200           5,813
   Fujikura Ltd.                         2,000           8,577
   Fujitsu Ltd.                         10,000          54,414
   Furukawa Electric Co. Ltd. (A)        3,000          13,086
   Hankyu Department Stores, Inc.        1,000           7,034
   Hino Motors Ltd.                      1,000           5,969
   Hirose Electric Co. Ltd.                100          10,151
   Hitachi Cable Ltd.                    3,000          12,743
   Hitachi Chemical Co. Ltd.               500           8,473
   Hitachi Construction Machinery
     Co. Ltd.                              900          11,422
   Hitachi Ltd.                         17,000          99,718
   Hokkaido Electric Power Co., Inc.       700          14,032
   Hokuhoku Financial Group, Inc.        4,000          11,245
   Honda Motor Co. Ltd.                  4,000         192,348
   House Foods Corp.                       400           5,708
   Hoya Corp.                              600          62,235
   Isetan Co. Ltd.                         900          10,645
   Ishikawajima-Harima Heavy
     Industries Co. Ltd. (A)             7,000          11,355
   Ito En Ltd.                             200           9,787
   Ito-Yokado Co. Ltd.                   1,700          57,896
   Itochu Corp. (A)                      6,000          29,307
   Itochu Techno-Science Corp.             200           6,353
   Japan Airlines Systems Corp. (A)      6,000          16,964
   Japan Real Estate Investment Corp.        1           8,241
   Japan Tobacco, Inc.                       5          64,127
   JFE Holdings, Inc.                    2,875          79,017
   JGC Corp.                             1,000          10,144
   Joyo Bank Ltd.                        4,000          19,996
   JSR Corp.                             1,000          19,992
   Kajima Corp.                          6,000          22,625
   Kamigumi Co. Ltd.                     1,000           7,771

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Kaneka Corp.                          1,000    $     10,818
   Kansai Electric Power Co.             3,900          78,353
   Kansai Paint Co. Ltd.                 1,000           5,953
   Kao Corp.                             3,000          68,990
   Katokichi Co. Ltd. (B)                  900           6,725
   Kawasaki Kisen Kaisha Ltd.            3,000          19,317
   Keio Electric Railway Co. Ltd.        2,000          11,260
   Keyence Corp.                           200          43,839
   Kinden Corp.                          1,000           8,306
   Kintetsu Corp.                        7,000          21,675
   Kirin Brewery Co. Ltd.                3,000          28,965
   Kobe Steel Ltd.                       9,000          16,115
   Kokuyo Co. Ltd.                         500           6,457
   Komatsu Ltd.                          6,000          41,945
   Konica Minolta Holdings, Inc.         2,000          19,093
   Koyo Seiko Co. Ltd.                   1,000          13,500
   Kubota Corp.                          5,000          25,627
   Kuraray Co. Ltd.                      2,000          18,407
   Kurita Water Industries Ltd.            500           7,726
   Kyocera Corp.                           900          65,355
   Kyowa Hakko Kogyo Co. Ltd.            2,000          14,715
   Kyushu Electric Power                 2,200          47,227
   Lawson, Inc.                            300          11,577
   Leopalace21 Corp.                       400           6,072
   Marubeni Corp.                        6,000          19,321
   Marui Co. Ltd.                        2,100          26,681
   Matsumotokiyoshi Co. Ltd.               200           5,632
   Matsushita Electric Industrial
     Co. Ltd.                           11,865         172,659
   Matsushita Electric Works             1,000           8,372
   MEDICEO Holdings Co. Ltd.               500           6,218
   Meiji Dairies Corp.                   1,000           5,514
   Meiji Seika Kaisha Ltd.               2,000           9,555
   Meitec Corp.                            200           6,577
   Millea Holdings, Inc.                     8         108,191
   Minebea Co. Ltd.                      2,000           7,887
   Mitsubishi Chemical Corp.            10,000          31,412
   Mitsubishi Corp.                      5,900          80,297
   Mitsubishi Electric Corp.            10,000          52,491
   Mitsubishi Estate Co. Ltd.            5,000          53,342
   Mitsubishi Gas Chemical Co., Inc.     2,000           9,702
   Mitsubishi Heavy Industries Ltd.     16,000          42,343
   Mitsubishi Rayon Co. Ltd.             3,000          11,235
   Mitsubishi Tokyo Financial
     Group, Inc.                            23         196,465
   Mitsui & Co. Ltd.                     7,000          66,045
   Mitsui Chemicals, Inc.                4,000          22,508
   Mitsui Engineering & Shipbuilding
     Co. Ltd.                            4,000           8,582
   Mitsui Fudosan Co. Ltd.               4,000          44,182
   Mitsui Mining & Smelting Co. Ltd.     3,000          12,746
   Mitsui O.S.K. Lines Ltd.              4,000          24,914
   Mitsui Sumitomo Insurance Co. Ltd.    6,000          53,888
   Mitsui Trust Holdings, Inc.           3,000          29,352
   Mitsukoshi Ltd.                       2,000           9,337
   Mitsumi Electric Co. Ltd.               500           5,435
   Mizuho Financial Group, Inc.             38         176,141
   Murata Manufacturing Co. Ltd.         1,200          58,987
   Namco Ltd.                              600           8,001
   NEC Corp.                             9,000          48,926
   NEC Electronics Corp.                   200           8,931
   NET One Systems Co. Ltd.                  2           5,023

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

               Asian Pacific Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   NGK Insulators Ltd.                   1,000    $     10,176
   NGK Spark Plug Co. Ltd.               1,000          10,369
   Nichirei Corp.                        2,000           7,353
   Nidec Corp.                             200          23,218
   Nikko Cordial Corp.                   9,000          41,454
   Nikon Corp.                           1,000          10,393
   Nintendo Co. Ltd.                       500          56,575
   Nippon Building Fund, Inc.                1           8,963
   Nippon Express Co. Ltd.               3,000          14,401
   Nippon Kayaku Co. Ltd.                1,000           5,594
   Nippon Light Metal Co. Ltd.           3,000           7,567
   Nippon Meat Packers, Inc.             1,000          12,550
   Nippon Mining Holdings, Inc.          5,500          32,978
   Nippon Mitsubishi Oil Corp.           6,000          42,023
   Nippon Sheet Glass Co. Ltd.           4,000          16,200
   Nippon Shokubai Co. Ltd.              1,000           8,916
   Nippon Steel Corp.                   30,000          75,167
   Nippon Telegraph & Telephone Corp.       26         108,692
   Nippon Unipac Holding                     4          17,141
   Nippon Yusen Kabushiki Kaisha         4,000          23,479
   Nishimatsu Construction Co. Ltd.      1,000           3,724
   Nissan Chemical Industries Ltd.       1,000           8,603
   Nissan Motor Co. Ltd.                13,300         130,236
   Nisshin Seifun Group, Inc.            1,000          10,335
   Nisshin Steel Co. Ltd.                3,000           7,623
   Nisshinbo Industries, Inc.            1,000           7,746
   Nissin Food Products Co. Ltd.           500          13,235
   Nitori Co. Ltd.                         100           6,702
   Nitto Denko Corp.                       900          48,633
   NOK Corp.                               400          10,335
   Nomura Holdings, Inc.                10,000         125,511
   Nomura Research Institute Ltd.          100           9,440
   NSK Ltd.                              2,000           9,839
   NTN Corp.                             2,000          10,560
   NTT Data Corp.                            5          15,198
   NTT Docomo, Inc.                        107         165,481
   Obayashi Corp.                        3,000          17,389
   Odakyu Electric Railway Co. Ltd.      3,000          17,274
   OJI Paper Co. Ltd.                    5,000          26,513
   Oki Electric Industry Co. Ltd. (A)    3,000          11,065
   Olympus Corp.                         1,000          20,096
   Omron Corp.                           1,000          21,725
   Onward Kashiyama Co. Ltd.             1,000          12,765
   Oracle Corp.                            200           8,665
   Oriental Land Co. Ltd.                  200          12,521
   ORIX Corp.                              400          54,061
   Osaka Gas Co. Ltd.                    9,000          28,258
   Pioneer Corp.                           500           8,407
   Promise Co. Ltd.                        400          25,636
   QP Corp.                                700           6,289
   Rakuten, Inc.                            23          18,982
   Resona Holdings, Inc. (A)            26,000          48,359
   Ricoh Co. Ltd.                        4,000          63,365
   Rinnai Corp.                            200           5,092
   Rohm Co. Ltd.                           600          56,137
   Ryohin Keikaku Co. Ltd.                 200          10,004
   Sampo Japan Insurance, Inc.           4,000          38,409
   Sankyo Co. Ltd.                       2,100          43,504
   Sankyo Co. Ltd. - Gunma                 200           9,816
   Sanyo Electric Co. Ltd.               6,000          17,274
   Sapporo Holdings Ltd.                 2,000           9,281

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Secom Co. Ltd.                        1,000    $     39,702
   Sega Sammy Holdings, Inc. (A)           340          19,848
   Seiko Epson Corp.                       400          13,754
   Seino Transportation Co. Ltd.         1,000           9,444
   Sekisui Chemical Co. Ltd.             2,000          14,361
   Sekisui House Ltd.                    3,000          31,483
   Sharp Corp.                           5,000          77,265
   Shimachu Co. Ltd.                       200           5,108
   Shimamura Co. Ltd.                      100           8,239
   Shin-Etsu Chemical Co. Ltd.           1,900          69,747
   Shinsei Bank Ltd.                     5,000          26,905
   Shionogi & Co. Ltd.                   2,000          27,611
   Shiseido Co. Ltd.                     2,000          25,345
   Shizuoka Bank Ltd.                    3,000          27,683
   Showa Shell Sekiyu KK                   500           5,013
   Skylark Co. Ltd.                        300           4,969
   SMC Corp.                               300          31,263
   Softbank Corp.                        1,300          51,575
   Sojitz Holdings Corp. (A)             1,400           6,683
   Sony Corp.                            4,900         179,542
   Sumitomo Bakelite Co. Ltd.            1,000           6,181
   Sumitomo Chemical Co. Ltd.            6,000          30,505
   Sumitomo Corp.                        4,000          33,625
   Sumitomo Electric Industries Ltd.     3,000          31,119
   Sumitomo Heavy Industries Ltd.        3,000          12,034
   Sumitomo Metal Industries Ltd.       22,000          38,458
   Sumitomo Metal Mining Co. Ltd.        2,000          13,898
   Sumitomo Mitsui Financial
     Group, Inc.                            23         147,046
   Sumitomo Osaka Cement Co. Ltd.        3,000           7,531
   Sumitomo Realty & Development
     Co. Ltd.                            2,000          22,485
   Sumitomo Trust & Banking Co. Ltd.     7,000          43,257
   T&D Holdings, Inc. (A)                  950          46,528
   Taiheiyo Cement Corp.                 4,000          11,136
   Taisei Corp.                          4,000          13,897
   Taisho Pharmaceutical Co. Ltd.        1,000          21,297
   Takara Holdings, Inc.                 1,000           6,357
   Takashimaya Co Ltd.                   1,000           8,823
   Takeda Chemical Industries Ltd.       4,400         213,199
   Takefuji Corp.                          590          37,069
   TDK Corp.                               700          48,472
   Teijin Ltd.                           5,000          22,495
   Teikoku Oil Co. Ltd.                  1,000           7,142
   Terumo Corp.                          1,100          32,440
   THK Co. Ltd.                            500           9,277
   TIS, Inc.                               200           7,181
   Tobu Railway Co. Ltd.                 3,000          11,174
   Toho Co. Ltd.                           800          12,593
   Tohoku Electric Power                 2,400          46,300
   Tokyo Electric Power Co.              5,600         134,200
   Tokyo Electron Ltd.                     900          45,882
   Tokyo Gas Co. Ltd.                   14,000          56,022
   Tokyu Corp.                           6,000          28,817
   Tokyu Land Corp.                      2,000           8,160
   TonenGeneral Sekiyu                   1,000          10,655
   Toppan Printing Co. Ltd.              3,000          32,509
   Toray Industries, Inc.                5,000          22,098
   Toshiba Corp.                        16,000          64,835
   Tostem Inax Holding Corp.             1,000          17,958
   Toto Ltd.                             1,000           8,454

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

               Asian Pacific Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

   Toyo Seikan Kaisha Ltd.               1,000    $     18,211
   Toyobo Co. Ltd.                       3,000           7,001
   Toyoda Gosei Co. Ltd.                   100           1,809
   Toyota Industries Corp.               1,300          35,727
   Toyota Motor Corp.                   14,400         522,404
   Trend Micro, Inc.                       500          17,970
   Ube Industries Ltd. (A)               4,000           7,928
   UFJ Holdings, Inc. (A)                   21         108,966
   Uni-Charm Corp.                         200           8,919
   UNY Co.                               1,000          11,529
   USS Co. Ltd.                            100           7,903
   West Japan Railway Co.                   10          37,073
   World Co. Ltd.                          200           6,609
   Yahoo Japan Corp. (B)                    20          44,494
   Yamada Denki Co. Ltd.                   300          14,273
   Yamaha Corp.                            600           8,823
   Yamaha Motor Co. Ltd.                 1,000          17,377
   Yamanouchi Pharmaceutical Co. Ltd.    2,836         102,082
   Yamato Transport Co. Ltd.             2,000          26,250
   Yamazaki Baking Co. Ltd.              1,000           8,814
   Yokogawa Electric Corp.               1,000          12,912
   Zeon Corp.                            1,000           7,875
                                                  ------------
                                                     9,300,375
                                                  ------------
NEW ZEALAND--0.7%
   Auckland International Airport Ltd.   4,308           6,263
   Carter Holt Harvey Ltd.               7,805          10,605
   Fisher & Paykel Appliances
     Holdings Ltd.                       1,850           3,770
   Fisher & Paykel Healthcare Corp.      2,940           6,486
   Fletcher Building Ltd.                1,911           8,655
   Sky City Entertainment Group Ltd.     1,706           5,508
   Telecom Corp. of New Zealand Ltd.    10,397          46,026
                                                  ------------
                                                        87,313
                                                  ------------
SINGAPORE--2.8%
   Chartered Semiconductor
     Manufacturing Ltd. (A)             22,000          12,764
   City Developments Ltd.                4,000          16,856
   ComfortDelgro Corp. Ltd.              8,000           8,501
   DBS Group Holdings Ltd.               6,000          52,400
   Fraser and Neave Ltd.                 1,000           9,466
   Haw Par Corp. Ltd.                      204             648
   Keppel Corp. Ltd.                     4,000          26,139
   Neptune Orient Lines Ltd.             7,000          14,535
   Oversea-Chinese Banking Corp.         6,000          49,102
   SembCorp Logistics Ltd. (A)             839             841
   Singapore Airlines Ltd.               2,000          13,680
   Singapore Post Ltd.                  11,000           5,778
   Singapore Press Holdings Ltd.        10,250          27,293
   Singapore Telecommunications Ltd.    32,358          50,590
   ST Assembly Test Services Ltd. (A)   15,000           9,161
   United Overseas Bank Ltd.             7,000          61,134
   Venture Corp. Ltd.                    1,000           8,489
                                                  ------------
                                                       367,377
                                                  ------------
TOTAL FOREIGN COMMON STOCK
 (COST $11,747,362)--98.1%                          12,785,112
                                                  ------------

                                      NUMBER OF        MARKET
                                        SHARES         VALUE
----------------------------------------------------------------

WARRANTS
REAL ESTATE--0.0%
   City Developments Ltd.,
     expires 05/10/06 (A)              400        $      1,060
                                                  ------------
TOTAL WARRANTS
 (COST $0)--0.0%                                         1,060
                                                  ------------

RIGHTS
FINANCIAL SERVICES--0.0%
   Macquarie Goodman Group,
     expires 05/16/05 (A)            6,032                 146
                                                  ------------
TOTAL RIGHTS
 (COST $0)--0.0%                                           146
                                                  ------------

TOTAL INVESTMENTS
 (COST $11,747,362) --98.1%                         12,786,318

OTHER ASSETS AND LIABILITIES, NET--1.9%                244,287
                                                  ------------


NET ASSETS                                        $ 13,030,605
                                                  ============

(A)    Non-income producing security.
(B)    Security purchased on a when-issued basis.



The following futures contracts were open as of April 30, 2005:

                                                   Unrealized
                      # of                        Appreciation       Expiration
Description        Contracts         Value       (Depreciation)         Date
-----------        ----------       -------      --------------         ----
Nikkei 300
  Index               8            $164,349        $(896,000)        June 2005


At April 30, 2005, the tax basis cost of the Fund's investments was $11,747,362, and the unrealized appreciation and depreciation were $1,534,679 and $(495,723), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

FOREIGN COMMON STOCK
AUSTRIA--0.5%
   Flughafen Wien AG                         241     $    15,612
   IMMOFINANZ Immobilien
     Anlagen AG (A)                          631           5,732
   Mayr-Melnhof Karton AG                    100          14,851
   RHI AG (A)                                224           6,355
   Telekom Austria AG                        988          18,928
   Verbund-Oesterreichischen
     Elektrizaetswirtschafts AG, Cl. A         5           1,246
   Voestalpine AG                             22           1,486
   Wienerberger AG                            41           1,730
                                                     -----------
                                                          65,940
                                                     -----------
BELGIUM--2.3%
   AGFA-Gevaert NV                           111           3,610
   Barco NV                                  127           9,714
   Bekaert SA                                 18           1,386
   Belgacom SA                               550          20,960
   Colruyt SA                                 44           6,640
   Compagnie Maritime Belge SA               230           8,644
   Confinimmo SA                              85          14,326
   Cumerio                                   156           2,106
   D'ieteren NV                               50          11,013
   Delhaize Group                            260          17,127
   Dexia                                   1,299          29,732
   Electrabel                                 57          26,438
   Fortis                                  2,738          75,598
   Groupe Bruxelles Lambert SA               170          15,256
   Interbrew                                 679          21,578
   KBC Bancassurance Holding                 451          35,541
   Mobistar SA (A)                            74           6,298
   Omega Pharma SA                            26           1,405
   Solvay SA                                 157          17,796
   UCB SA                                    109           5,270
   Umicore                                   156          13,428
                                                     -----------
                                                         343,866
                                                     -----------
DENMARK--1.2%
   AP Moller-Maersk A/S                        2          17,560
   Danisco A/S                               100           6,637
   Danske Bank A/S                         1,024          29,910
   FLS Industries A/S (A)                    465           7,836
   GN Store Nord                             684           7,123
   H. Lundbeck A/S                           536          12,599
   ISS A/S                                    92           7,354
   Kobenhavns Lufthavne                       90          20,082
   NKT Holding A/S                           227           7,965
   Novo-Nordisk A/S, Cl. B                   519          26,148
   Novozymes A/S, Cl. B                       74           3,594
   TDC A/S                                   625          26,709
   Vestas Wind Systems A/S (A)               263           3,307
   William Demant Holdings (A)                37           1,755
                                                     -----------
                                                         178,579
                                                     -----------

                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

FINLAND--2.0%
   Elisa Corp. (A)                           292     $     4,159
   Fortum Oyj                              1,399          21,186
   KCI Konecranes Oyj                        141           5,533
   Kesko Oyj, Cl. B                           74           1,783
   Kone Oyj                                   85           6,452
   Neste Oil Oyj                             349           7,795
   Nokia Oyj                              11,579         183,538
   Pohjola Group PLC, Cl. D                1,233          15,832
   Stora Enso Oyj, Cl. R (A)               1,465          19,358
   Tietoenator Oyj                           151           4,527
   UPM-Kymmene Oyj                         1,424          28,233
   Uponor Oyj                                 76           1,506
                                                     -----------
                                                         299,902
                                                     -----------
FRANCE--13.3%
   Accor SA                                  445          20,251
   Air France                                610           9,551
   Air Liquide                               248          44,033
   Alcatel SA                              2,862          30,342
   Alstom (A)                                304             235
   Arcelor                                   998          20,031
   Atos Origin (A)                           299          17,950
   Autoroutes du Sud de la France            360          18,527
   AXA                                     3,323          81,190
   BNP Paribas                             1,866         122,201
   Bouygues                                  498          19,760
   Business Objects SA (A)                   163           4,205
   Cap Gemini SA (A)                          98           3,032
   Carrefour SA                            1,441          69,525
   Cie de Saint-Gobain (A)                   733          41,118
   Cie Generale D'Optique Essilor
     International SA                        264          18,766
   Credit Agricole SA                      1,554          40,008
   Dassault Systemes SA                      366          17,065
   European Aeronautic Defense
     and Space Co.                           354          10,002
   France Telecom (A)                      3,470         101,478
   Gecina SA                                  66           7,456
   Groupe Danone                             565          52,630
   Hermes International                       65          12,352
   Imerys SA                                  92           6,552
   Klepierre                                  72           6,887
   L'Oreal SA                                713          51,005
   Lafarge SA                                405          36,605
   Lagardere S.C.A.                          320          23,015
   LVMH Moet Hennessy Louis
     Vuitton SA                              574          40,249
   Michelin (C.G.D.E.), Cl. B                336          20,253
   Pernod-Ricard                             127          19,199
   Peugeot SA                                399          23,471
   Pinault-Printemps-Redoute                 260          25,440
   Renault SA                                435          36,211
   Sagem SA                                  220           4,500
   Sanofi-Synthelabo SA                    2,417         212,705
   Schneider Electric SA                     505          36,190
   Societe Generale, Cl. A                   829          82,021

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

   Societe Television Francaise              485     $    13,666
   Sodexho Alliance SA                       119           3,959
   STMicroelectronics NV                   1,437          20,134
   Suez SA                                 1,801          48,892
   Technip-Coflexip SA                        35           5,922
   Thales SA                                 468          18,895
   Total SA                                1,376         305,388
   Unibail                                   121          14,883
   Valeo SA                                   79           3,441
   Veolia Environnement                      617          23,148
   Vinci SA                                  171          25,609
   Vivendi Universal SA (A)                2,549          76,676
                                                     -----------
                                                       1,946,624
                                                     -----------
GERMANY--8.7%
   Adidas-Salomon AG                         125          19,315
   Allianz AG                                721          85,566
   BASF AG                                 1,223          78,849
   Bayer AG                                1,540          50,248
   Bayerische Hypo-und Vereinsbank
     AG (A)                                1,373          32,468
   Commerzbank AG (A)                      1,051          22,920
   Continental AG                            376          27,575
   DaimlerChrysler AG                      2,017          78,761
   Deutsche Bank AG                        1,147          93,060
   Deutsche Boerse AG                        262          19,686
   Deutsche Lufthansa AG (A)               1,354          17,351
   Deutsche Post AG                          925          21,600
   Deutsche Telekom AG (A)                 6,394         119,120
   Douglas Holding AG                        391          13,231
   E.ON AG (A)                             1,459         122,391
   Epcos AG (A)                               61             689
   Fresenius Medical Care AG                 198          15,845
   Hypo Real Estate Holdings (A)             105           4,350
   Infineon Technologies AG (A)              967           8,000
   KarstadtQuelle AG                         357           3,445
   Linde AG                                  104           6,848
   MAN AG (A)                                347          14,523
   Metro AG                                  361          18,964
   Muenchener Rueckversicherungs AG          461          50,297
   Puma AG Rudolf Dassler Sport               29           6,658
   RWE AG                                    920          54,591
   SAP AG                                    481          75,321
   Schering AG (A)                           386          25,273
   Siemens AG                              1,879         136,905
   Suedzucker AG                             629          11,532
   ThyssenKrupp AG (A)                       775          14,169
   TUI AG                                    549          13,173
   Volkswagen AG                             525          21,777
                                                     -----------
                                                       1,284,501
                                                     -----------
GREECE--0.8%
   Alpha Bank                                607          19,540
   Coca-Cola Hellenic Bottling
   Co. SA                                    533          14,415
   Cosmote Mobile Telecommunications
     SA                                      100           1,891
   Emporiki Bank of Greece SA                192           5,899

                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

   Hellenic Petroleum SA                     114     $     1,197
   Hellenic Technodomiki Tev SA            1,111           5,403
   Intracom SA                               904           4,559
   National Bank of Greece SA                622          20,871
   Piraeus Bank SA                           406           6,864
   Public Power Corp.                        534          14,250
   Technical Olympic SA                    1,340           7,827
   Viohalco                                1,894          14,231
                                                     -----------
                                                         116,947
                                                     -----------
IRELAND--1.0%
   Allied Irish Banks PLC-Dublin           1,261          25,553
   Allied Irish Banks PLC-UK                 872          17,670
   Bank of Ireland-Dublin                  1,405          21,186
   Bank of Ireland-UK                        975          14,677
   CRH PLC-Dublin                          1,241          30,736
   Elan Corp. PLC (A)                        695           3,756
   Greencore Group PLC                       200             823
   Independent News & Media PLC            1,951           6,150
   Irish Life & Permanent PLC                704          11,730
   Kerry Group PLC, Cl. A                    142           3,435
   Ryanair Holdings PLC (A)                1,409          10,224
                                                     -----------
                                                         145,940
                                                     -----------
ITALY--6.0%
   Assicurazioni Generali SpA              2,356          72,113
   Autostrade SpA                            817          21,423
   Banca Antonveneta SpA (A)                 400          13,319
   Banca Fideuram SpA                      1,668           8,622
   Banca Intesa SpA                        7,625          36,176
   Banca Intesa SpA RNC                    1,759           7,559
   Banca Monte dei Paschi di Siena
     SpA (A)                               3,703          12,911
   Banca Nazionale del Lavoro SpA (A)      1,908           5,971
   Banca Popolare di Milano Scrl             790           7,450
   Banche Popolari Unite Scrl                830          17,513
   Banco Popolare di Verona e
     Novara Scrl (A)                         967          17,742
   Benetton Group SpA (A)                    803           7,320
   Capitalia SpA                           5,544          29,459
   Edison SpA (A)                          8,700          18,111
   Enel SpA                                8,573          80,961
   ENI-Ente Nazionale Idrocarburi SpA      6,470         162,408
   Fiat SpA (A)                              452           2,983
   FinecoGroup SpA                           171           1,396
   Finmeccanica SpA                       22,832          21,033
   Gruppo Editoriale L'Espresso SpA          215           1,232
   Luxottica Group SpA (A)                   663          13,213
   Mediaset SpA                            2,307          29,801
   Mediobanca SpA                          1,095          17,934
   Mediolanum SpA                          1,530           9,833
   Pirelli & Co. SpA                       1,592           1,808
   Riunione Adriatica di Sicurta SpA       1,292          28,010
   Sanpaolo IMI SpA                        2,420          35,588
   Seat Pagine Gialle SpA (A)             17,602           6,749
   Snam Rete Gas SpA                         436           2,443
   Telecom Italia Media SpA (A)            1,725             834
   Telecom Italia SpA (A)                 20,320          68,431

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

   Telecom Italia SpA RNC (A)             13,836     $    38,807
   TIM SpA                                 2,961          17,181
   Tiscali SpA (A)                           226             661
   Unicredito Italiano SpA                11,127          61,988
                                                     -----------
                                                         878,983
                                                     -----------
NETHERLANDS--6.5%
   ABN-Amro Holding NV                     4,026          97,589
   Aegon NV                                3,227          40,066
   Akzo Nobel NV                             637          25,980
   ASML Holding NV (A)                     1,763          25,201
   Corio NV                                  121           6,461
   DSM NV                                    101           6,744
   Euronext NV                               186           6,095
   Heineken NV                               377          11,922
   ING Groep NV                            4,645         126,099
   Koninklijke Ahold NV (A)                3,821          28,710
   Koninklijke Philips Electronics NV      3,084          75,866
   OCE NV                                     98           1,453
   Qiagen NV (A)                             353           4,583
   Reed Elsevier NV                        1,745          24,988
   Royal Dutch Petroleum Co. (A)           4,880         283,982
   Royal KPN NV                            4,670          38,754
   SBM Offshore NV                           103           6,686
   TPG NV                                    886          24,007
   Unilever NV                             1,339          85,759
   Vedior NV                                 111           1,697
   VNU NV                                    875          24,497
   Wereldhave NV                              61           6,004
   Wolters Kluwer NV                         338           5,979
                                                     -----------
                                                         959,122
                                                     -----------
NORWAY--0.8%
   DNB NOR ASA                             2,172          20,653
   Norsk Hydro ASA                           340          27,454
   Norske Skogindustrier ASA                 244           4,254
   Orkla ASA                                 256           8,560
   Schibsted ASA                             584          13,883
   Statoil ASA                             1,283          22,570
   Storebrand                                190           1,415
   Tandberg ASA                              153           1,558
   Telenor ASA                             2,290          19,053
   Yara International ASA (A)                183           2,429
                                                     -----------
                                                         121,829
                                                     -----------
PORTUGAL--0.5%
   Banco BPI SA (A)                        1,252           5,026
   Banco Espirito Santo SA (A)               842          14,192
   Brisa-Auto Estradas de Portugal SA        337           2,688
   Cimpor Cimentos de Portugal SA          2,790          15,435
   Electricidade de Portugal SA            2,244           6,063
   Jeronimo Martins (A)                       36             551
   Portugal Telecom SGPS SA                1,911          20,899
   Sonae SGPS SA                           1,246           1,972
                                                     -----------
                                                          66,826
                                                     -----------
SPAIN--5.8%
   Acciona SA                                193          16,550


                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

   Acerinox SA                               944     $    13,967
   ACS Actividades Construccion y
     Servicios                               708          17,189
   Altadis SA                                631          26,604
   Amadeus Global Travel Distribution,
     Cl. A                                 1,387          12,938
   Antena 3 de Television SA (A)              80           1,595
   Banco Bilbao Vizcaya
   Argentaria SA                           7,549         116,065
   Banco Popular Espanol SA                  300          18,643
   Banco Santander Central
   Hispano SA                             14,703         170,631
   Endesa SA                               2,417          52,492
   Fomento de Construcciones y
     Contratas SA                            337          18,102
   Grupo Ferrovial SA (A)                    294          16,663
   Iberdrola SA                            1,755          45,544
   Iberia Lineas Aereas de Espana          1,446           4,447
   Inditex SA                                960          28,359
   Indra Sistemas SA                         360           6,197
   Promotora de Informaciones SA              95           1,802
   Repsol YPF SA                           2,262          57,129
   Sacyr Vallehermoso SA                     298           5,000
   Sociedad General de Aguas de
     Barcelona SA, Cl. A                     970          19,793
   Telefonica Publicidad e
     Informacion SA                          207           1,883
   Telefonica SA                          10,989         185,638
   Union Fenosa SA                           247           7,376
                                                     -----------
                                                         844,607
                                                     -----------
SWEDEN--3.2%
   Alfa Laval AB                              84           1,171
   Assa Abloy AB, Cl. B                      367           4,730
   Atlas Copco AB (A)                        151           6,241
   Atlas Copco AB, Cl. A (A)                 451          20,377
   Axfood AB                                  30             773
   Castellum AB                               51           1,883
   Electrolux AB, Cl. B                      869          17,471
   Eniro AB                                  568           6,426
   Gambro AB                                 585           7,868
   Getinge AB                                445           6,359
   Hennes & Mauritz AB, Cl. B                992          34,119
   Holmen AB                                 144           3,833
   Nordea AB                               5,227          49,430
   OMX AB (A)                                972          11,269
   Sandvik AB                                525          20,448
   SAS AB (A)                                 92             812
   Securitas AB, Cl. B                       369           5,893
   Skandia Forsakrings AB (A)                824           3,867
   Skandinaviska Enskilda Banken
     SEB, Cl. A                            1,673          29,415
   Skanska AB, Cl. B                         477           5,714
   SKF AB (A)                                166           6,954
   Ssab Svenskt Stal AB                      282           6,262
   Svenska Cellulosa AB, Cl. B               537          18,658
   Svenska Handelsbanken, Cl. A            1,189          26,653
   Swedish Match AB                          601           7,073
   Tele2 AB, Cl. B                           117           3,680

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

   Telefonaktiebolaget LM Ericsson,
     Cl. B                                33,863     $    99,153
   TeliaSonera AB                          4,040          21,112
   Trelleborg AB                             266           3,894
   Volvo AB, Cl. A                           416          16,144
   Volvo AB, Cl. B                           532          21,465
                                                     -----------
                                                         469,147
                                                     -----------
SWITZERLAND--9.9%
   ABB Ltd. (A)                            4,366          26,959
   Adecco SA                                 506          24,301
   Ciba Specialty Chemicals AG (A)            82           5,111
   Compagnie Financiere Richemont
     AG, Cl. A (A)                         1,251          37,105
   Credit Suisse Group (A)                 2,665         111,265
   Geberit AG                                 10           6,693
   Givaudan                                   25          15,688
   Holcim Ltd.                               382          23,108
   Kudelski SA (A)                            41           1,341
   Logitech International SA (A)              54           3,090
   Lonza Group AG                             99           5,935
   Nestle SA                                 994         260,310
   Novartis AG                             5,813         281,604
   Roche Holding AG-Genusschein (A)        1,730         207,855
   Schindler Holding AG                       18           6,559
   Serono SA, Cl. B (A)                       26          16,565
   SGS SA                                     21          14,144
   Sulzer AG                                  42          16,973
   Swatch Group AG                           496          12,927
   Swatch Group AG, Cl. B                     38           4,845
   Swiss Reinsurance                         755          49,841
   Swisscom AG                                56          19,280
   Syngenta AG (A)                           251          25,894
   Synthes, Inc.                             120          13,544
   UBS AG                                  2,633         209,723
   Unaxis Holding AG                          12           1,707
   Zurich Financial Services AG              337          56,533
                                                     -----------
                                                       1,458,900
                                                     -----------
UNITED KINGDOM--34.5%
   3i Group PLC                            1,438          17,495
   Aegis Group PLC                         2,466           4,514
   Alliance Unichem PLC                    1,206          18,352
   Amec PLC                                  938           5,777
   Amvescap PLC                              842           4,861
   Anglo American PLC                      3,546          78,505
   ARM Holdings PLC                        1,271           2,321
   Associated British Ports Holdings PLC     591           5,187
   AstraZeneca PLC                         3,902         169,723
   Aviva PLC                               5,607          62,976
   BAA PLC                                 2,227          24,609
   BAE Systems PLC                         7,864          38,277
   Balfour Beatty PLC                      1,042           6,050
   Barclays PLC                           15,124         154,871
   Barratt Developments PLC                  476           5,401
   BBA Group PLC                             973           5,139
   Berkeley Group Holdings PLC               284           4,170

                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

   BG Group PLC                            8,703     $    67,254
   BHP Billiton PLC                        6,077          74,049
   BOC Group PLC                           1,169          21,623
   Boots Co. PLC                           1,782          20,406
   BP PLC                                 50,419         513,410
   BPB PLC                                   887           7,696
   Brambles Industries PLC                   908           5,034
   British American Tobacco PLC            3,789          70,663
   British Land Co. PLC                    1,214          18,937
   British Sky Broadcasting PLC            2,919          30,058
   BT Group PLC                           21,220          80,828
   Bunzl PLC                                 582           5,627
   Cable & Wireless PLC                    2,734           6,243
   Cadbury Schweppes PLC                   4,414          44,190
   Capita Group PLC                          592           4,247
   Carnival PLC                              398          20,340
   Cattles PLC                               767           4,435
   Centrica PLC                            8,280          35,052
   Close Brothers Group PLC                  302           4,060
   Cobham PLC                                217           5,363
   Compass Group PLC                       5,227          23,249
   Corus Group PLC (A)                     6,800           5,608
   Daily Mail & General Trust                380           4,833
   Davis Service Group PLC                   673           5,518
   De La Rue PLC                           2,236          15,734
   Diageo PLC                              7,157         105,633
   Dixons Group PLC                        2,426           6,569
   Electrocomponents PLC                     783           3,434
   Emap PLC                                  319           4,833
   EMI Group PLC                           1,419           6,460
   Enterprise Inns PLC                       611           8,488
   Exel PLC                                  371           5,815
   Firstgroup PLC                          1,032           6,268
   Friends Provident PLC                   2,039           6,241
   GKN PLC                                   908           3,987
   GlaxoSmithKline PLC                    13,760         344,256
   Great Portland Estates PLC                162           1,019
   GUS PLC                                 2,305          36,658
   Hammerson PLC                             497           8,051
   Hanson PLC                              1,935          17,785
   Hays PLC                                2,078           5,161
   HBOS PLC                                9,743         143,523
   Hilton Group PLC                        4,976          25,952
   HSBC Holdings PLC                      26,179         417,089
   IMI PLC                                   758           5,746
   Imperial Chemical Industries PLC        1,485           7,129
   Imperial Tobacco Group PLC              1,609          45,870
   Intercontinental Hotels Group PLC       1,603          19,044
   International Power PLC                 4,356          15,139
   Invensys PLC (A)                        4,362           1,061
   J Sainsbury PLC                         4,829          25,945
   Johnson Matthey PLC                       273           4,763
   Kelda Group PLC                         1,551          18,677
   Kesa Electricals PLC                      651           3,287
   Kingfisher PLC                          5,849          27,382
   Land Securities Group PLC                 969          24,539
   Legal & General Group PLC              13,522          26,881
   Liberty International PLC                 450           8,101

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                  European Index Fund o Schedule of Investments
                           April 30, 2005 (Unaudited)



                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

   Lloyds TSB Group PLC                   13,113     $   111,898
   LogicaCMG PLC                             934           2,908
   Man Group PLC                             715          16,552
   Marks & Spencer Group PLC               5,693          36,530
   MFI Furniture PLC                       1,817           3,517
   Misys PLC                               1,193           4,595
   Mitchells & Butlers PLC                   645           3,674
   National Grid Group PLC                 7,604          74,639
   Next PLC                                  688          19,391
   Pearson PLC                             1,880          22,765
   Peninsular and Oriental Steam
     Navigation Co.                        1,326           6,789
   Persimmon PLC                           1,095          14,115
   Pilkington PLC                          2,730           5,622
   Provident Financial PLC                   458           5,817
   Prudential PLC                          5,530          49,562
   Rank Group PLC                          2,251          11,139
   Reckitt Benckiser PLC                   1,347          43,486
   Reed Elsevier PLC                       3,172          30,939
   Rentokil Initial PLC                    2,320           6,913
   Reuters Group PLC                       3,359          24,532
   Rexam PLC                               1,506          13,210
   Rio Tinto PLC                           2,501          75,401
   Rolls-Royce Group PLC (A)               3,839          17,350
   Rolls-Royce Group PLC, Cl. B (A)       91,850             180
   Royal & Sun Alliance Insurance
     Group                                 1,424           2,050
   Royal Bank of Scotland Group PLC        7,811         234,445
   SABmiller PLC                           1,664          24,576
   Schroders PLC                             388           5,002
   Scottish & Newcastle PLC                2,162          18,686
   Scottish & Southern Energy PLC          1,783          31,875
   Scottish Power PLC                      4,461          35,962
   Serco Group PLC                         1,299           5,902
   Severn Trent PLC                          429           7,927
   Shell Transport & Trading Co. PLC      23,700         212,184
   Signet Group PLC (A)                    5,727          11,030
   Slough Estates PLC                        754           6,873
   Smith & Nephew PLC                      2,192          22,467
   Smiths Group PLC                        1,315          21,465
   Stagecoach Group PLC                    2,514           4,938
   Tate & Lyle PLC                         1,765          15,650
   Taylor Woodrow PLC                      1,069           5,835
   Tesco PLC                              18,133         106,500
   Tomkins PLC                             2,334          10,915
   Unilever PLC                            6,811          64,550
   United Business Media PLC                 604           5,701
   United Utilities PLC                    1,428          17,278
   United Utilities PLC, Cl. A               836           7,218
   Vodafone Group PLC                    154,149         400,503
   Whitbread PLC                             369           5,977
   William Hill PLC                          759           7,794
   Wimpey George PLC                         689           5,121
   Wolseley PLC                            1,371          27,399
   WPP Group PLC                           2,646          28,584

                                        NUMBER OF        MARKET
                                          SHARES         VALUE
------------------------------------------------------------------

   Yell Group PLC                          1,967     $    15,050
                                                     -----------
                                                       5,064,452
                                                     -----------
TOTAL FOREIGN COMMON STOCK
 (COST $11,923,377)--97.0%                            14,246,165
                                                     -----------

FOREIGN PREFERRED STOCKS
GERMANY--0.3%
   Henkel KGaA                                74           6,358
   Porsche AG                                 20          12,899
   ProSieben SAT.1 Media AG                  237           4,053
   RWE AG                                    133           6,913
   Volkswagen AG                             293           9,179
                                                     -----------
                                                          39,402
                                                     -----------
TOTAL FOREIGN PREFERRED STOCKS
 (COST $34,342)--0.3%                                     39,402
                                                     -----------

RIGHTS
AUSTRIA--0.0%
   IMMOFINANZ Immobilien Anlagen,
     expires 05/18/05 (A)                    631              44
                                                     -----------
TOTAL RIGHTS
 (COST $0)--0.0%                                              44
                                                     -----------

TOTAL INVESTMENTS
 (COST $11,957,719) --97.3%                           14,285,611

OTHER ASSETS AND LIABILITIES, NET--2.7%                  396,164
                                                     -----------
NET ASSETS                                           $14,681,775
                                                     ===========

(A)     Non-income producing security.




The following futures contracts were open as of April 30, 2005:

                     # of                          Unrealized       Expiration
Description        Contracts         Value        Depreciation         Date
-----------        ----------        -----        ------------         ----
MSCI(R) Pan
   European
   Index               19           $426,720        $(11,818)        June 2005

At April 30, 2005, the tax basis cost of the Fund's investments was $11,957,719, and the unrealized appreciation and depreciation were $2,630,505 and $(302,613), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.




--------------------------------------------------------------------------------




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THOSE DISCLOSURE CONTROLS AND PROCEDURES PROVIDE REASONABLE ASSURANCE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      TD Waterhouse Trust
             -------------------------------------------------------------------

By (Signature and Title)*   /s/ George O. Martinez, President
                         -------------------------------------------------------

Date  6/17/05
    -----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ George O. Martinez, President
                         -------------------------------------------------------

Date  6/17/05
    --------------------------------------

By (Signature and Title)*  /s/  Christopher Salfi, Treasurer
                         -------------------------------------------------------

Date  6/17/05
    --------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.